2017 Annual Report

RiverSource® Retirement Advisor Variable Annuity – Band 3

S-6477 CD (4/18)	Issued by: RiverSource Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, offered through RiverSource® Retirement Advisor Variable Annuity – Band 3 sponsored by RiverSource Life Insurance Company, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$46,484,687
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	576	725	35	18,835	45,993
Receivable for share redemptions	7,690	23,326	150,151	185,077	45,446
Total assets	8,849,251	8,669,476	88,131,486	136,646,094	46,576,126

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,635	6,350	61,141	96,401	37,910
Contract terminations	55	16,976	89,010	88,676	7,536
Payable for investments purchased	576	725	35	18,835	45,993
Total liabilities	8,266	24,051	150,186	203,912	91,439
Net assets applicable to contracts in accumulation period	8,840,278	8,591,121	87,783,472	136,163,512	46,402,441
Net assets applicable to contracts in payment period	—	54,304	197,828	278,670	81,799
Net assets applicable to seed money	707	—	—	—	447
Total net assets	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$46,484,687
(1) Investment shares	681,124	295,570	2,675,830	8,448,432	4,877,722
(2) Investments, at cost	$8,033,561	$5,696,052	$61,288,050	$131,897,029	$49,053,723

Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$10,080,509	$71,937,429	$29,024,018	$39,156,021	$84,099,017
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	118,756	46,970	442	2,304
Receivable for share redemptions	15,171	157,414	43,286	29,536	107,472
Total assets	10,095,680	72,213,599	29,114,274	39,185,999	84,208,793

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,706	53,329	21,309	26,010	69,557
Contract terminations	8,465	104,085	21,977	3,526	37,915
Payable for investments purchased	—	118,756	46,970	442	2,304
Total liabilities	15,171	276,170	90,256	29,978	109,776
Net assets applicable to contracts in accumulation period	10,030,768	71,779,238	28,856,100	38,690,622	83,631,883
Net assets applicable to contracts in payment period	49,741	158,191	167,918	465,399	466,950
Net assets applicable to seed money	—	—	—	—	184
Total net assets	$10,080,509	$71,937,429	$29,024,018	$39,156,021	$84,099,017
(1) Investment shares	827,628	3,160,695	1,525,974	3,492,955	5,667,050
(2) Investments, at cost	$7,424,542	$55,169,776	$19,001,690	$24,726,538	$82,401,936

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$20,773,892	$485,154,312	$4,411,701	$102,614,090	$369,907,859
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	510	229,395	2,026	66,194	204
Receivable for share redemptions	13,988	495,431	9,463	163,080	422,444
Total assets	20,788,390	485,879,138	4,423,190	102,843,364	370,330,507

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,988	398,861	3,632	82,407	292,626
Contract terminations	—	96,570	5,831	80,673	129,818
Payable for investments purchased	510	229,395	2,026	66,194	204
Total liabilities	14,498	724,826	11,489	229,274	422,648
Net assets applicable to contracts in accumulation period	20,707,570	480,871,954	4,410,794	102,563,223	364,952,368
Net assets applicable to contracts in payment period	66,236	4,282,255	—	50,777	4,955,491
Net assets applicable to seed money	86	103	907	90	—
Total net assets	$20,773,892	$485,154,312	$4,411,701	$102,614,090	$369,907,859
(1) Investment shares	9,315,647	18,089,273	735,284	4,713,555	7,680,811
(2) Investments, at cost	$17,673,761	$344,717,556	$4,699,664	$78,696,171	$177,806,624

Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$3,510,772	$552,054,530	$14,749,666	$164,138,914	$93,742,694
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,458	114,899	64,185	35,972	13,323
Receivable for share redemptions	2,925	675,835	12,154	332,261	253,301
Total assets	3,515,155	552,845,264	14,826,005	164,507,147	94,009,318

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,925	406,113	11,440	126,411	69,504
Contract terminations	—	269,722	714	205,850	183,797
Payable for investments purchased	1,458	114,899	64,185	35,972	13,323
Total liabilities	4,383	790,734	76,339	368,233	266,624
Net assets applicable to contracts in accumulation period	3,510,568	548,377,566	14,722,430	163,636,380	93,353,530
Net assets applicable to contracts in payment period	—	3,676,964	26,682	502,534	389,164
Net assets applicable to seed money	204	—	554	—	—
Total net assets	$3,510,772	$552,054,530	$14,749,666	$164,138,914	$93,742,694
(1) Investment shares	369,555	22,038,105	1,453,169	7,846,028	10,439,053
(2) Investments, at cost	$3,540,652	$272,208,164	$14,169,496	$104,427,383	$112,461,085

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$120,106,999	$253,612,157	$160,427,858	$364,529,482	$135,480,085
Dividends receivable	2,312	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	22,122	37,288	42,596	8,424	1,541
Receivable for share redemptions	107,411	297,017	202,474	376,359	196,484
Total assets	120,238,844	253,946,462	160,672,928	364,914,265	135,678,110

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	89,953	189,476	117,357	270,337	92,478
Contract terminations	17,458	107,541	85,117	106,022	104,006
Payable for investments purchased	22,122	37,288	42,596	8,424	1,541
Total liabilities	129,533	334,305	245,070	384,783	198,025
Net assets applicable to contracts in accumulation period	119,816,842	251,977,476	160,038,773	362,063,153	134,903,428
Net assets applicable to contracts in payment period	292,469	1,634,681	389,085	2,466,329	576,657
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$120,109,311	$253,612,157	$160,427,858	$364,529,482	$135,480,085
(1) Investment shares	120,106,999	37,132,087	21,108,929	35,152,313	8,151,630
(2) Investments, at cost	$120,097,786	$248,457,623	$183,989,578	$368,114,001	$68,715,013

Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$313,621,969	$32,255,905	$15,179,713	$80,800,564	$66,373,487
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	83,198	723	7,886	52	11,849
Receivable for share redemptions	357,426	43,886	67,534	93,581	90,996
Total assets	314,062,593	32,300,514	15,255,133	80,894,197	66,476,332

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	246,304	26,537	12,012	63,736	47,984
Contract terminations	111,122	17,349	55,522	29,845	43,012
Payable for investments purchased	83,198	723	7,886	52	11,849
Total liabilities	440,624	44,609	75,420	93,633	102,845
Net assets applicable to contracts in accumulation period	312,357,765	32,255,657	15,077,432	79,949,302	66,145,019
Net assets applicable to contracts in payment period	1,264,180	—	101,786	851,262	228,468
Net assets applicable to seed money	24	248	495	—	—
Total net assets	$313,621,969	$32,255,905	$15,179,713	$80,800,564	$66,373,487
(1) Investment shares	15,246,571	3,431,479	1,432,048	3,163,687	2,946,005
(2) Investments, at cost	$189,182,191	$32,913,512	$14,487,292	$39,883,642	$36,055,751

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$94,655,203	$39,807,436	$45,595,178	$81,742,281	$18,740,981
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,175	13,484	23,371	36,886	14,947
Receivable for share redemptions	122,550	106,574	70,710	142,969	63,790
Total assets	94,787,928	39,927,494	45,689,259	81,922,136	18,819,718

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	75,898	28,531	31,911	58,966	13,833
Contract terminations	46,652	78,043	38,799	84,003	49,957
Payable for investments purchased	10,175	13,484	23,371	36,886	14,947
Total liabilities	132,725	120,058	94,081	179,855	78,737
Net assets applicable to contracts in accumulation period	93,626,752	39,734,382	45,520,767	81,352,080	18,727,446
Net assets applicable to contracts in payment period	1,028,451	73,054	74,411	390,201	13,535
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$94,655,203	$39,807,436	$45,595,178	$81,742,281	$18,740,981
(1) Investment shares	6,036,684	1,616,874	1,891,916	7,897,805	4,650,367
(2) Investments, at cost	$72,132,456	$23,853,912	$24,951,920	$81,679,144	$34,938,787

Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$19,312,378	$90,400,372	$15,772,346	$142,510,352	$32,188,663
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	32,044	4,615	623	3,461	—
Receivable for share redemptions	15,997	123,908	18,575	235,127	74,347
Total assets	19,360,419	90,528,895	15,791,544	142,748,940	32,263,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,054	65,530	12,591	103,197	23,340
Contract terminations	943	58,378	5,984	131,930	51,007
Payable for investments purchased	32,044	4,615	623	3,461	—
Total liabilities	48,041	128,523	19,198	238,588	74,347
Net assets applicable to contracts in accumulation period	19,192,871	90,147,522	15,721,430	142,195,503	32,154,420
Net assets applicable to contracts in payment period	119,078	252,850	50,455	314,849	34,243
Net assets applicable to seed money	429	—	461	—	—
Total net assets	$19,312,378	$90,400,372	$15,772,346	$142,510,352	$32,188,663
(1) Investment shares	2,495,139	16,587,224	1,318,758	4,880,492	1,586,430
(2) Investments, at cost	$23,165,713	$118,462,841	$14,126,586	$102,492,648	$16,045,095

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$35,853,383	$19,335,715	$18,872,333	$148,477,445	$461,168,732
Dividends receivable	—	—	—	429,719	—
Accounts receivable from RiverSource Life for contract purchase payments	—	967	14,270	10,136	77,485
Receivable for share redemptions	55,302	19,463	14,854	217,774	707,107
Total assets	35,908,685	19,356,145	18,901,457	149,135,074	461,953,324

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,760	15,650	14,854	110,403	354,354
Contract terminations	29,542	3,813	—	107,371	352,753
Payable for investments purchased	—	967	14,270	439,855	77,485
Total liabilities	55,302	20,430	29,124	657,629	784,592
Net assets applicable to contracts in accumulation period	35,788,676	19,335,490	18,848,692	148,093,371	460,203,607
Net assets applicable to contracts in payment period	64,707	—	23,321	384,074	964,928
Net assets applicable to seed money	—	225	320	—	197
Total net assets	$35,853,383	$19,335,715	$18,872,333	$148,477,445	$461,168,732
(1) Investment shares	1,376,329	1,931,640	1,388,693	16,016,984	12,447,199
(2) Investments, at cost	$23,856,418	$19,484,241	$18,862,068	$148,658,204	$353,355,506

Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$45,470,350	$91,327,600	$13,657,148	$117,160,478	$100,096,194
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	458	219,689	29,161
Receivable for share redemptions	30,764	86,343	9,141	92,784	127,669
Total assets	45,501,114	91,413,943	13,666,747	117,472,951	100,253,024

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,077	60,698	9,141	91,641	70,395
Contract terminations	687	25,645	—	1,143	57,274
Payable for investments purchased	—	—	458	219,689	29,161
Total liabilities	30,764	86,343	9,599	312,473	156,830
Net assets applicable to contracts in accumulation period	45,326,843	90,150,835	13,553,255	116,628,271	99,881,289
Net assets applicable to contracts in payment period	143,507	1,176,765	103,893	531,952	214,905
Net assets applicable to seed money	—	—	—	255	—
Total net assets	$45,470,350	$91,327,600	$13,657,148	$117,160,478	$100,096,194
(1) Investment shares	2,019,110	2,366,000	599,787	10,277,235	6,059,092
(2) Investments, at cost	$30,633,278	$63,496,130	$11,050,309	$116,834,932	$110,289,814

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$58,671,320	$138,461,234	$149,798,110	$5,223,431	$6,730,366
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	90,791	30,228	34,854	774	105
Receivable for share redemptions	65,793	156,146	143,495	4,218	4,587
Total assets	58,827,904	138,647,608	149,976,459	5,228,423	6,735,058

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	49,210	102,619	102,031	4,185	4,382
Contract terminations	16,583	53,527	41,464	33	205
Payable for investments purchased	90,791	30,228	34,854	774	105
Total liabilities	156,584	186,374	178,349	4,992	4,692
Net assets applicable to contracts in accumulation period	58,589,760	138,232,031	148,942,607	5,218,187	6,701,445
Net assets applicable to contracts in payment period	81,284	228,763	855,503	4,745	28,921
Net assets applicable to seed money	276	440	—	499	—
Total net assets	$58,671,320	$138,461,234	$149,798,110	$5,223,431	$6,730,366
(1) Investment shares	3,628,406	6,992,992	8,853,316	558,059	492,706
(2) Investments, at cost	$57,199,276	$115,791,514	$133,022,896	$5,301,224	$6,111,352

Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$125,063,682	$13,290,794	$46,894,713	$144,815,431	$44,570,241
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,061	1,297	31,309	32,947	56,063
Receivable for share redemptions	186,557	8,743	53,599	207,255	54,553
Total assets	125,253,300	13,300,834	46,979,621	145,055,633	44,680,857

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	86,557	8,743	39,068	102,722	32,598
Contract terminations	100,000	—	14,531	104,533	21,955
Payable for investments purchased	3,061	1,297	31,309	32,947	56,063
Total liabilities	189,618	10,040	84,908	240,202	110,616
Net assets applicable to contracts in accumulation period	124,306,053	13,268,779	46,577,213	144,660,673	44,454,230
Net assets applicable to contracts in payment period	757,629	22,015	317,158	154,758	116,011
Net assets applicable to seed money	—	—	342	—	—
Total net assets	$125,063,682	$13,290,794	$46,894,713	$144,815,431	$44,570,241
(1) Investment shares	6,443,260	211,065	4,198,273	7,050,410	1,765,158
(2) Investments, at cost	$91,039,848	$8,869,530	$48,444,619	$96,009,286	$45,213,658

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
Assets
Investments, at fair value(1),(2)	$78,374,454	$20,625,675	$16,129,959	$15,839,208	$50,334,834
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	18,934	1,148	2,185	152	36,491
Receivable for share redemptions	82,130	16,735	46,929	10,499	74,413
Total assets	78,475,518	20,643,558	16,179,073	15,849,859	50,445,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	56,114	13,861	13,566	10,353	40,035
Contract terminations	26,015	2,874	33,363	146	34,378
Payable for investments purchased	18,934	1,148	2,185	152	36,491
Total liabilities	101,063	17,883	49,114	10,651	110,904
Net assets applicable to contracts in accumulation period	78,202,812	20,538,071	15,884,537	15,828,158	50,295,115
Net assets applicable to contracts in payment period	171,643	87,604	244,824	11,050	39,639
Net assets applicable to seed money	—	—	598	—	80
Total net assets	$78,374,455	$20,625,675	$16,129,959	$15,839,208	$50,334,834
(1) Investment shares	1,992,740	3,670,049	1,721,851	237,576	3,954,033
(2) Investments, at cost	$57,841,924	$17,075,138	$18,780,349	$10,490,414	$51,150,589

Dec. 31, 2017 (continued)	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$6,798,310	$24,230,029	$26,122,554	$47,966,691	$16,904,901
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	129	—	14,318	60	—
Receivable for share redemptions	6,870	41,096	19,803	99,617	14,755
Total assets	6,805,309	24,271,125	26,156,675	48,066,368	16,919,656

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,807	16,146	17,487	36,499	13,869
Contract terminations	1,063	24,950	2,316	63,118	886
Payable for investments purchased	129	—	14,318	60	—
Total liabilities	6,999	41,096	34,121	99,677	14,755
Net assets applicable to contracts in accumulation period	6,756,369	24,076,346	25,970,555	47,930,933	16,904,305
Net assets applicable to contracts in payment period	41,272	153,683	151,999	34,949	—
Net assets applicable to seed money	669	—	—	809	596
Total net assets	$6,798,310	$24,230,029	$26,122,554	$47,966,691	$16,904,901
(1) Investment shares	529,463	2,096,023	849,790	1,344,358	1,253,143
(2) Investments, at cost	$6,325,972	$14,184,803	$29,156,678	$35,719,749	$15,411,012

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$63,174,130	$34,090,379	$180,143,451	$39,104,223	$30,402,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	27,103	—	15,317	8,607	842
Receivable for share redemptions	91,949	43,728	181,235	65,195	56,165
Total assets	63,293,182	34,134,107	180,340,003	39,178,025	30,459,549

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	44,773	22,958	135,152	28,860	23,550
Contract terminations	47,176	20,770	46,083	36,335	32,615
Payable for investments purchased	27,103	—	15,317	8,607	842
Total liabilities	119,052	43,728	196,552	73,802	57,007
Net assets applicable to contracts in accumulation period	63,009,974	34,006,717	179,732,344	39,028,674	30,286,974
Net assets applicable to contracts in payment period	164,156	83,662	410,809	75,549	115,150
Net assets applicable to seed money	—	—	298	—	418
Total net assets	$63,174,130	$34,090,379	$180,143,451	$39,104,223	$30,402,542
(1) Investment shares	3,437,113	1,835,777	6,216,130	3,526,080	2,565,615
(2) Investments, at cost	$59,232,709	$27,218,923	$165,615,310	$31,836,102	$28,648,807

Dec. 31, 2017 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$15,150,429	$3,281,029	$130,694,675	$306,521,152	$101,756,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	373	60,299	90,953	211,407	37,878
Receivable for share redemptions	29,164	2,758	278,042	255,522	101,366
Total assets	15,179,966	3,344,086	131,063,670	306,988,081	101,895,349

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,258	2,738	99,562	225,226	79,074
Contract terminations	17,906	20	178,480	30,296	22,292
Payable for investments purchased	373	60,299	90,953	211,407	37,878
Total liabilities	29,537	63,057	368,995	466,929	139,244
Net assets applicable to contracts in accumulation period	15,148,542	3,280,401	130,395,274	305,492,587	101,635,577
Net assets applicable to contracts in payment period	1,887	—	298,487	1,028,172	120,093
Net assets applicable to seed money	—	628	914	393	435
Total net assets	$15,150,429	$3,281,029	$130,694,675	$306,521,152	$101,756,105
(1) Investment shares	1,111,550	331,417	2,787,856	58,163,407	4,002,994
(2) Investments, at cost	$11,935,760	$3,217,487	$95,026,925	$307,691,177	$84,992,335

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$91,337,206	$4,913,809	$29,844,871	$29,120,276	$15,020,263
Dividends receivable	—	—	44,326	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,416	293	61,404	—	5,269
Receivable for share redemptions	168,471	4,215	28,370	22,132	10,106
Total assets	91,520,093	4,918,317	29,978,971	29,142,408	15,035,638

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	69,438	4,215	24,217	19,562	10,106
Contract terminations	99,033	—	4,152	2,570	—
Payable for investments purchased	14,416	293	105,731	—	5,269
Total liabilities	182,887	4,508	134,100	22,132	15,375
Net assets applicable to contracts in accumulation period	90,753,592	4,913,148	29,834,094	29,060,469	14,822,597
Net assets applicable to contracts in payment period	583,267	—	—	59,807	197,666
Net assets applicable to seed money	347	661	10,777	—	—
Total net assets	$91,337,206	$4,913,809	$29,844,871	$29,120,276	$15,020,263
(1) Investment shares	8,326,090	381,211	2,728,050	748,209	1,447,039
(2) Investments, at cost	$91,308,048	$4,615,422	$29,831,712	$17,107,232	$13,634,084

Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$36,205,590	$17,073,563	$12,758,413	$1,188,160,978	$810,257,247
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	65,149	2,572	6,663	19,227	4,550
Receivable for share redemptions	28,375	34,517	10,034	1,347,916	1,175,784
Total assets	36,299,114	17,110,652	12,775,110	1,189,528,121	811,437,581

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,375	11,446	10,034	914,254	593,684
Contract terminations	—	23,071	—	433,662	582,100
Payable for investments purchased	65,149	2,572	6,663	19,227	4,550
Total liabilities	93,524	37,089	16,697	1,367,143	1,180,334
Net assets applicable to contracts in accumulation period	36,205,322	16,850,807	12,757,628	1,187,514,585	810,257,247
Net assets applicable to contracts in payment period	—	222,756	—	646,304	—
Net assets applicable to seed money	268	—	785	89	—
Total net assets	$36,205,590	$17,073,563	$12,758,413	$1,188,160,978	$810,257,247
(1) Investment shares	2,192,949	923,894	1,678,767	59,977,838	40,839,579
(2) Investments, at cost	$38,158,545	$15,119,845	$12,814,353	$772,391,188	$434,867,511

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$466,977,184	$565,866,207	$17,080,092	$10,666,354	$412,801,216
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	32,518	—	147,315	50,000	502
Receivable for share redemptions	509,664	599,304	11,482	7,580	1,826,038
Total assets	467,519,366	566,465,511	17,238,889	10,723,934	414,627,756

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	390,618	439,677	11,482	7,580	333,822
Contract terminations	119,046	159,627	—	—	1,492,216
Payable for investments purchased	32,518	—	147,315	50,000	502
Total liabilities	542,182	599,304	158,797	57,580	1,826,540
Net assets applicable to contracts in accumulation period	466,853,377	565,866,207	17,079,840	10,666,018	412,801,061
Net assets applicable to contracts in payment period	123,739	—	—	—	—
Net assets applicable to seed money	68	—	252	336	155
Total net assets	$466,977,184	$565,866,207	$17,080,092	$10,666,354	$412,801,216
(1) Investment shares	33,595,481	40,739,108	1,643,897	1,018,754	35,494,516
(2) Investments, at cost	$395,992,864	$452,929,022	$16,774,540	$10,430,643	$381,497,052

Dec. 31, 2017 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$1,283,319,601	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	831,742	4,078,972	1,279,253	33,382	184,434
Receivable for share redemptions	1,043,704	7,552,764	11,486,251	7,037,405	9,395,171
Total assets	1,285,195,047	9,429,279,943	13,393,419,064	7,080,253,669	8,708,420,932

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,039,185	7,334,151	10,720,101	5,620,001	6,515,083
Contract terminations	4,519	218,613	766,150	1,417,404	2,880,088
Payable for investments purchased	831,742	4,078,972	1,279,253	33,382	184,434
Total liabilities	1,875,446	11,631,736	12,765,504	7,070,787	9,579,605
Net assets applicable to contracts in accumulation period	1,283,258,714	9,415,807,606	13,380,398,406	7,069,534,120	8,698,841,327
Net assets applicable to contracts in payment period	60,814	1,840,530	255,131	3,648,714	—
Net assets applicable to seed money	73	71	23	48	—
Total net assets	$1,283,319,601	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327
(1) Investment shares	104,165,552	686,918,177	942,963,605	419,275,808	515,029,090
(2) Investments, at cost	$1,128,016,011	$7,823,601,170	$10,867,308,487	$4,884,787,435	$5,208,356,941

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,799,414,551	$2,900,251,227	$1,344,015,655	$1,656,916,721	$83,615,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	117,229	351,960	466,511	103	1,942
Receivable for share redemptions	3,948,123	3,490,175	1,491,655	2,363,195	82,465
Total assets	3,803,479,903	2,904,093,362	1,345,973,821	1,659,280,019	83,699,504

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,962,234	2,133,052	1,103,616	1,274,150	57,960
Contract terminations	985,889	1,357,123	388,039	1,089,045	24,505
Payable for investments purchased	117,229	351,960	466,511	103	1,942
Total liabilities	4,065,352	3,842,135	1,958,166	2,363,298	84,407
Net assets applicable to contracts in accumulation period	3,797,464,127	2,900,251,227	1,342,605,911	1,656,916,721	83,133,381
Net assets applicable to contracts in payment period	1,950,355	—	1,409,722	—	481,716
Net assets applicable to seed money	69	—	22	—	—
Total net assets	$3,799,414,551	$2,900,251,227	$1,344,015,655	$1,656,916,721	$83,615,097
(1) Investment shares	207,165,461	157,879,762	87,959,140	108,295,211	3,015,330
(2) Investments, at cost	$2,475,652,617	$1,605,320,178	$1,030,675,119	$1,129,475,593	$41,063,722

Dec. 31, 2017 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$77,086,692	$948,181,416	$675,916,308	$224,310,750	$269,823,645
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	127,577	1,543,982	314,345	43,619	45,906
Receivable for share redemptions	121,195	743,970	651,481	358,144	280,610
Total assets	77,335,464	950,469,368	676,882,134	224,712,513	270,150,161

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	59,919	742,511	527,588	158,053	189,340
Contract terminations	61,276	1,459	123,893	200,091	91,270
Payable for investments purchased	127,577	1,543,982	314,345	43,619	45,906
Total liabilities	248,772	2,287,952	965,826	401,763	326,516
Net assets applicable to contracts in accumulation period	77,036,843	948,181,325	675,916,172	223,806,431	268,914,510
Net assets applicable to contracts in payment period	49,587	—	—	504,319	909,135
Net assets applicable to seed money	262	91	136	—	—
Total net assets	$77,086,692	$948,181,416	$675,916,308	$224,310,750	$269,823,645
(1) Investment shares	6,852,150	77,339,430	57,475,877	7,273,371	10,090,637
(2) Investments, at cost	$72,353,655	$843,945,918	$618,980,774	$198,961,694	$283,115,049

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$27,343,334	$40,675,157	$69,946,793	$10,224,341
Dividends receivable	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	34	7,705	14,063	15,045
Receivable for share redemptions	27,127	55,244	94,296	8,209
Total assets	27,370,495	40,738,106	70,055,152	10,247,595

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,475	29,679	53,811	8,204
Contract terminations	8,652	25,565	40,485	5
Payable for investments purchased	34	7,705	14,063	15,045
Total liabilities	27,161	62,949	108,359	23,254
Net assets applicable to contracts in accumulation period	26,751,286	40,532,989	69,834,566	10,221,966
Net assets applicable to contracts in payment period	592,048	142,168	111,506	1,865
Net assets applicable to seed money	—	—	721	510
Total net assets	$27,343,334	$40,675,157	$69,946,793	$10,224,341
(1) Investment shares	1,337,082	7,560,438	6,871,001	1,359,620
(2) Investments, at cost	$19,036,911	$35,745,883	$58,348,011	$10,539,540

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$143,070	$20,823	$1,075,163	$2,571,519	$888,170
Variable account expenses	86,013	70,126	755,475	1,194,917	491,021
Investment income (loss) — net	57,057	(49,303)	319,688	1,376,602	397,149

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,845,032	1,827,497	17,132,308	23,493,128	11,312,931
Cost of investments sold	1,751,789	1,281,980	12,177,431	24,487,254	11,800,728
Net realized gain (loss) on sales of investments	93,243	545,517	4,954,877	(994,126)	(487,797)
Distributions from capital gains	—	—	7,448,020	—	—
Net change in unrealized appreciation or depreciation of investments	822,777	1,709,525	1,280,967	28,431,540	(851,400)
Net gain (loss) on investments	916,020	2,255,042	13,683,864	27,437,414	(1,339,197)
Net increase (decrease) in net assets resulting from operations	$973,077	$2,205,739	$14,003,552	$28,814,016	$(942,048)

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$84,935	$995,038	$66,053	$666,557	$1,042,342
Variable account expenses	80,776	663,337	255,049	338,468	833,330
Investment income (loss) — net	4,159	331,701	(188,996)	328,089	209,012

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,565,165	15,637,075	7,562,800	8,116,815	14,645,660
Cost of investments sold	1,283,965	12,365,869	5,246,150	5,350,525	14,888,175
Net realized gain (loss) on sales of investments	281,200	3,271,206	2,316,650	2,766,290	(242,515)
Distributions from capital gains	—	1,449,677	1,363,560	—	968,404
Net change in unrealized appreciation or depreciation of investments	2,223,080	1,963,972	3,883,943	(106,532)	8,507,522
Net gain (loss) on investments	2,504,280	6,684,855	7,564,153	2,659,758	9,233,411
Net increase (decrease) in net assets resulting from operations	$2,508,439	$7,016,556	$7,375,157	$2,987,847	$9,442,423

Year ended Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$412,692	$—	$205,898	$—	$—
Variable account expenses	176,423	4,699,356	38,874	922,281	3,518,792
Investment income (loss) — net	236,269	(4,699,356)	167,024	(922,281)	(3,518,792)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,594,184	53,684,560	793,463	11,723,657	52,914,012
Cost of investments sold	3,155,285	39,185,078	889,289	9,565,048	28,440,671
Net realized gain (loss) on sales of investments	438,899	14,499,482	(95,826)	2,158,609	24,473,341
Distributions from capital gains	210,027	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,304,634	47,028,327	(13,033)	15,402,606	52,622,378
Net gain (loss) on investments	1,953,560	61,527,809	(108,859)	17,561,215	77,095,719
Net increase (decrease) in net assets resulting from operations	$2,189,829	$56,828,453	$58,165	$16,638,934	$73,576,927
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$—	$—	$536,093	$137,223	$—
Variable account expenses	40,173	5,188,484	119,746	1,435,932	934,957
Investment income (loss) — net	(40,173)	(5,188,484)	416,347	(1,298,709)	(934,957)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,476,253	107,873,298	2,287,998	24,730,851	21,267,945
Cost of investments sold	1,504,831	57,830,674	2,214,131	18,907,677	26,111,729
Net realized gain (loss) on sales of investments	(28,578)	50,042,624	73,867	5,823,174	(4,843,784)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	131,250	24,858,884	645,829	50,020,261	10,625,216
Net gain (loss) on investments	102,672	74,901,508	719,696	55,843,435	5,781,432
Net increase (decrease) in net assets resulting from operations	$62,499	$69,713,024	$1,136,043	$54,544,726	$4,846,475

Year ended Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$384,337	$14,524,045	$10,492,569	$10,371,164	$—
Variable account expenses	1,255,670	2,533,872	1,587,412	3,603,743	1,146,471
Investment income (loss) — net	(871,333)	11,990,173	8,905,157	6,767,421	(1,146,471)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	65,703,030	52,112,614	37,945,122	74,085,366	24,561,772
Cost of investments sold	65,698,327	50,509,558	43,336,995	74,453,008	13,719,121
Net realized gain (loss) on sales of investments	4,703	1,603,056	(5,391,873)	(367,642)	10,842,651
Distributions from capital gains	—	—	—	3,279,729	—
Net change in unrealized appreciation or depreciation of investments	(4,702)	1,034,508	5,899,729	1,257,317	21,763,094
Net gain (loss) on investments	1	2,637,564	507,856	4,169,404	32,605,745
Net increase (decrease) in net assets resulting from operations	$(871,332)	$14,627,737	$9,413,013	$10,936,825	$31,459,274

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$627,227	$475,241	$—	$—
Variable account expenses	2,749,966	314,764	150,518	781,772	626,922
Investment income (loss) — net	(2,749,966)	312,463	324,723	(781,772)	(626,922)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,498,074	11,110,647	6,291,949	12,187,325	16,543,538
Cost of investments sold	19,077,338	11,313,882	6,204,488	6,580,746	9,624,355
Net realized gain (loss) on sales of investments	11,420,736	(203,235)	87,461	5,606,579	6,919,183
Distributions from capital gains	—	—	58,753	—	—
Net change in unrealized appreciation or depreciation of investments	42,608,852	107,617	968,612	10,529,901	1,708,920
Net gain (loss) on investments	54,029,588	(95,618)	1,114,826	16,136,480	8,628,103
Net increase (decrease) in net assets resulting from operations	$51,279,622	$216,845	$1,439,549	$15,354,708	$8,001,181

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$1,822,629	$—	$—	$2,459,814	$1,767,240
Variable account expenses	928,396	322,465	413,121	798,011	180,961
Investment income (loss) — net	894,233	(322,465)	(413,121)	1,661,803	1,586,279

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,153,554	8,153,699	10,513,583	23,237,483	4,949,554
Cost of investments sold	15,242,103	5,207,219	6,103,280	23,176,387	9,471,948
Net realized gain (loss) on sales of investments	2,911,451	2,946,480	4,410,303	61,096	(4,522,394)
Distributions from capital gains	—	—	—	59,402	—
Net change in unrealized appreciation or depreciation of investments	17,549,192	3,974,983	943,685	301,910	2,964,478
Net gain (loss) on investments	20,460,643	6,921,463	5,353,988	422,408	(1,557,916)
Net increase (decrease) in net assets resulting from operations	$21,354,876	$6,598,998	$4,940,867	$2,084,211	$28,363

Year ended Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$65,298	$2,190,556	$117,406	$—	$—
Variable account expenses	203,278	864,520	105,714	1,254,278	292,507
Investment income (loss) — net	(137,980)	1,326,036	11,692	(1,254,278)	(292,507)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,052,672	19,817,634	1,479,724	28,898,635	7,545,337
Cost of investments sold	8,725,217	26,310,987	1,363,742	23,297,686	4,055,976
Net realized gain (loss) on sales of investments	(1,672,545)	(6,493,353)	115,982	5,600,949	3,489,361
Distributions from capital gains	—	826,143	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,320,748	5,851,617	1,745,690	33,490,002	2,478,405
Net gain (loss) on investments	(351,797)	184,407	1,861,672	39,090,951	5,967,766
Net increase (decrease) in net assets resulting from operations	$(489,777)	$1,510,443	$1,873,364	$37,836,673	$5,675,259

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$128,792	$413,174	$5,360,192	$3,461,050
Variable account expenses	303,019	183,368	196,075	1,519,383	4,338,304
Investment income (loss) — net	(303,019)	(54,576)	217,099	3,840,809	(877,254)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,187,065	12,830,281	5,357,831	36,793,811	76,543,315
Cost of investments sold	4,305,416	12,901,850	5,514,669	36,774,726	60,894,252
Net realized gain (loss) on sales of investments	1,881,649	(71,569)	(156,838)	19,085	15,649,063
Distributions from capital gains	—	987	—	—	24,511,246
Net change in unrealized appreciation or depreciation of investments	3,027,663	13,286	1,095,702	221,743	44,424,567
Net gain (loss) on investments	4,909,312	(57,296)	938,864	240,828	84,584,876
Net increase (decrease) in net assets resulting from operations	$4,606,293	$(111,872)	$1,155,963	$4,081,637	$83,707,622

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$513,334	$541,135	$170,554	$3,425,371	$3,273,978
Variable account expenses	373,911	750,304	109,398	933,879	928,261
Investment income (loss) — net	139,423	(209,169)	61,156	2,491,492	2,345,717

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,351,191	14,674,981	2,639,200	8,274,155	23,013,989
Cost of investments sold	5,279,422	11,027,556	2,351,375	8,141,170	26,191,661
Net realized gain (loss) on sales of investments	2,071,769	3,647,425	287,825	132,985	(3,177,672)
Distributions from capital gains	1,104,973	4,157,016	12,011	592,283	—
Net change in unrealized appreciation or depreciation of investments	3,274,425	8,550,869	2,911,505	2,304,151	10,445,982
Net gain (loss) on investments	6,451,167	16,355,310	3,211,341	3,029,419	7,268,310
Net increase (decrease) in net assets resulting from operations	$6,590,590	$16,146,141	$3,272,497	$5,520,911	$9,614,027

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$2,352,492	$712,487	$1,081,933	$102,318	$35,519
Variable account expenses	598,721	1,276,935	1,327,353	48,211	55,627
Investment income (loss) — net	1,753,771	(564,448)	(245,420)	54,107	(20,108)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,568,204	27,562,500	30,991,865	918,061	1,211,023
Cost of investments sold	11,574,314	24,022,544	27,306,680	936,635	1,036,553
Net realized gain (loss) on sales of investments	(6,110)	3,539,956	3,685,185	(18,574)	174,470
Distributions from capital gains	—	9,744,601	8,124,976	—	727,323
Net change in unrealized appreciation or depreciation of investments	2,883,440	(204,017)	3,348,262	153,484	(205,019)
Net gain (loss) on investments	2,877,330	13,080,540	15,158,423	134,910	696,774
Net increase (decrease) in net assets resulting from operations	$4,631,101	$12,516,092	$14,913,003	$189,017	$676,666

Year ended Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$1,628,772	$10,582	$1,738,549	$2,758,587	$39,996
Variable account expenses	1,058,429	110,107	481,980	1,283,497	437,039
Investment income (loss) — net	570,343	(99,525)	1,256,569	1,475,090	(397,043)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,157,367	2,294,920	11,428,340	32,471,925	12,241,390
Cost of investments sold	15,230,472	1,514,913	11,617,806	22,451,171	12,299,367
Net realized gain (loss) on sales of investments	6,926,895	780,007	(189,466)	10,020,754	(57,977)
Distributions from capital gains	12,747,888	1,032,123	2,493,870	6,043,427	2,481,685
Net change in unrealized appreciation or depreciation of investments	4,924,276	1,342,430	237,135	4,455,826	4,566,688
Net gain (loss) on investments	24,599,059	3,154,560	2,541,539	20,520,007	6,990,396
Net increase (decrease) in net assets resulting from operations	$25,169,402	$3,055,035	$3,798,108	$21,995,097	$6,593,353

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
Investment income
Dividend income	$978,682	$—	$253,050	$21,703	$1,267,266
Variable account expenses	715,033	172,306	179,672	123,458	512,667
Investment income (loss) — net	263,649	(172,306)	73,378	(101,755)	754,599

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,382,824	3,191,315	6,256,070	2,269,854	14,932,794
Cost of investments sold	14,522,315	2,714,539	7,964,642	1,570,071	15,107,996
Net realized gain (loss) on sales of investments	3,860,509	476,776	(1,708,572)	699,783	(175,202)
Distributions from capital gains	—	1,255,498	—	992,093	—
Net change in unrealized appreciation or depreciation of investments	11,394,812	2,387,517	4,338,265	1,862,667	618,775
Net gain (loss) on investments	15,255,321	4,119,791	2,629,693	3,554,543	443,573
Net increase (decrease) in net assets resulting from operations	$15,518,970	$3,947,485	$2,703,071	$3,452,788	$1,198,172

Year ended Dec. 31, 2017 (continued)	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$45,765	$—	$402,139	$114,171	$—
Variable account expenses	67,443	189,131	216,377	448,643	159,658
Investment income (loss) — net	(21,678)	(189,131)	185,762	(334,472)	(159,658)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,686,221	4,272,098	4,430,390	10,745,861	3,471,731
Cost of investments sold	2,686,726	2,675,503	5,443,250	8,676,370	3,287,918
Net realized gain (loss) on sales of investments	(505)	1,596,595	(1,012,860)	2,069,491	183,813
Distributions from capital gains	—	1,386,120	—	460,576	885,077
Net change in unrealized appreciation or depreciation of investments	918,305	5,186,017	7,387,154	8,787,414	1,786,391
Net gain (loss) on investments	917,800	8,168,732	6,374,294	11,317,481	2,855,281
Net increase (decrease) in net assets resulting from operations	$896,122	$7,979,601	$6,560,056	$10,983,009	$2,695,623

Year ended Dec. 31, 2017 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Investment income
Dividend income	$258,564	$—	$7,622,325	$1,010,945	$—
Variable account expenses	557,868	276,952	1,753,184	386,432	279,999
Investment income (loss) — net	(299,304)	(276,952)	5,869,141	624,513	(279,999)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,159,210	5,650,783	33,860,238	11,423,363	8,292,692
Cost of investments sold	14,290,220	5,063,699	31,360,039	9,639,518	8,766,578
Net realized gain (loss) on sales of investments	(131,010)	587,084	2,500,199	1,783,845	(473,886)
Distributions from capital gains	3,230,724	657,206	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,127,599	6,381,065	15,226,111	1,052,451	9,579,315
Net gain (loss) on investments	15,227,313	7,625,355	17,726,310	2,836,296	9,105,429
Net increase (decrease) in net assets resulting from operations	$14,928,009	$7,348,403	$23,595,451	$3,460,809	$8,825,430

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$94,644	$—	$837,251	$6,465,992	$628,959
Variable account expenses	135,293	31,986	1,106,041	2,993,791	946,249
Investment income (loss) — net	(40,649)	(31,986)	(268,790)	3,472,201	(317,290)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,383,393	984,667	15,965,473	64,516,051	15,161,577
Cost of investments sold	2,896,334	1,007,302	12,918,998	65,666,891	12,878,723
Net realized gain (loss) on sales of investments	487,059	(22,635)	3,046,475	(1,150,840)	2,282,854
Distributions from capital gains	—	—	—	—	5,245,333
Net change in unrealized appreciation or depreciation of investments	2,876,115	214,361	31,145,014	14,093,605	4,530,014
Net gain (loss) on investments	3,363,174	191,726	34,191,489	12,942,765	12,058,201
Net increase (decrease) in net assets resulting from operations	$3,322,525	$159,740	$33,922,699	$16,414,966	$11,740,911

Year ended Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$4,138,832	$96,770	$448,173	$175,187	$100,147
Variable account expenses	889,466	49,264	241,055	235,889	132,964
Investment income (loss) — net	3,249,366	47,506	207,118	(60,702)	(32,817)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,050,956	675,968	5,941,140	4,662,747	3,175,131
Cost of investments sold	18,441,182	658,596	5,999,022	2,932,777	2,670,988
Net realized gain (loss) on sales of investments	(390,226)	17,372	(57,882)	1,729,970	504,143
Distributions from capital gains	—	—	—	1,986,222	1,569,056
Net change in unrealized appreciation or depreciation of investments	8,042,860	472,156	628,042	3,197,499	(1,405,678)
Net gain (loss) on investments	7,652,634	489,528	570,160	6,913,691	667,521
Net increase (decrease) in net assets resulting from operations	$10,902,000	$537,034	$777,278	$6,852,989	$634,704

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$143,730	$559,312	$—	$—
Variable account expenses	336,722	145,276	122,919	11,089,187	7,759,709
Investment income (loss) — net	(336,722)	(1,546)	436,393	(11,089,187)	(7,759,709)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,758,399	2,807,384	4,124,729	163,965,466	223,353,597
Cost of investments sold	6,051,742	2,621,784	4,206,623	114,395,960	128,664,154
Net realized gain (loss) on sales of investments	(293,343)	185,600	(81,894)	49,569,506	94,689,443
Distributions from capital gains	109,998	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	752,854	1,880,831	887,875	147,857,778	52,105,401
Net gain (loss) on investments	569,509	2,066,431	805,981	197,427,284	146,794,844
Net increase (decrease) in net assets resulting from operations	$232,787	$2,064,885	$1,242,374	$186,338,097	$139,035,135

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(1)	VP Man Risk US, Cl 2(1)	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,046,373	5,890,008	22,987	15,870	3,861,962
Investment income (loss) — net	(5,046,373)	(5,890,008)	(22,987)	(15,870)	(3,861,962)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	124,310,791	189,885,568	274,717	14,898	110,643,231
Cost of investments sold	108,334,332	156,581,394	270,213	14,598	105,728,700
Net realized gain (loss) on sales of investments	15,976,459	33,304,174	4,504	300	4,914,531
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18,650,278	10,110,996	305,552	235,711	23,892,659
Net gain (loss) on investments	34,626,737	43,415,170	310,056	236,011	28,807,190
Net increase (decrease) in net assets resulting from operations	$29,580,364	$37,525,162	$287,069	$220,141	$24,945,228

(1) For the period Sept 18. 2017 (commencement of operations) to Dec. 31, 2017.

Year ended Dec. 31, 2017 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	12,590,996	83,499,334	126,362,907	68,515,311	83,096,970
Investment income (loss) — net	(12,590,996)	(83,499,334)	(126,362,907)	(68,515,311)	(83,096,970)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	174,137,756	381,709,787	561,782,304	550,379,165	1,355,061,515
Cost of investments sold	161,765,269	338,910,896	483,519,816	403,457,139	858,198,849
Net realized gain (loss) on sales of investments	12,372,487	42,798,891	78,262,488	146,922,026	496,862,666
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	118,618,693	1,319,692,680	1,592,861,049	701,798,723	602,776,421
Net gain (loss) on investments	130,991,180	1,362,491,571	1,671,123,537	848,720,749	1,099,639,087
Net increase (decrease) in net assets resulting from operations	$118,400,184	$1,278,992,237	$1,544,760,630	$780,205,438	$1,016,542,117

Year ended Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	36,421,412	27,771,935	13,827,661	16,700,512	754,272
Investment income (loss) — net	(36,421,412)	(27,771,935)	(13,827,661)	(16,700,512)	(754,272)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	445,633,570	676,842,556	220,742,792	371,851,868	18,640,377
Cost of investments sold	310,229,755	400,464,120	176,704,493	265,002,818	9,655,331
Net realized gain (loss) on sales of investments	135,403,815	276,378,436	44,038,299	106,849,050	8,985,046
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	420,555,680	177,741,940	84,075,992	58,070,445	(3,337,237)
Net gain (loss) on investments	555,959,495	454,120,376	128,114,291	164,919,495	5,647,809
Net increase (decrease) in net assets resulting from operations	$519,538,083	$426,348,441	$114,286,630	$148,218,983	$4,893,537

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$2,565,559	$—
Variable account expenses	462,999	6,419,799	4,207,969	1,913,130	2,390,355
Investment income (loss) — net	(462,999)	(6,419,799)	(4,207,969)	652,429	(2,390,355)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,164,737	9,629,524	8,553,145	36,954,854	50,370,286
Cost of investments sold	4,953,744	8,943,419	8,112,171	36,526,100	54,231,482
Net realized gain (loss) on sales of investments	210,993	686,105	440,974	428,754	(3,861,196)
Distributions from capital gains	—	—	—	1,570,107	43,204,100
Net change in unrealized appreciation or depreciation of investments	4,731,503	104,259,251	56,977,768	55,937,162	9,138,192
Net gain (loss) on investments	4,942,496	104,945,356	57,418,742	57,936,023	48,481,096
Net increase (decrease) in net assets resulting from operations	$4,479,497	$98,525,557	$53,210,773	$58,588,452	$46,090,741

Year ended Dec. 31, 2017 (continued)		WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income		$206,575	$1,065,973	$—	$488,793
Variable account expenses		235,516	346,677	642,858	86,452
Investment income (loss) — net		(28,941)	719,296	(642,858)	402,341

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales		4,978,567	6,782,043	14,607,841	1,631,004
Cost of investments sold		3,515,742	6,449,571	13,123,151	1,658,471
Net realized gain (loss) on sales of investments		1,462,825	332,472	1,484,690	(27,467)
Distributions from capital gains		1,167,079	—	1,960,096	—
Net change in unrealized appreciation or depreciation of investments		378,042	6,786,554	11,732,621	174,362
Net gain (loss) on investments		3,007,946	7,119,026	15,177,407	146,895
Net increase (decrease) in net assets resulting from operations		$2,979,005	$7,838,322	$14,534,549	$549,236

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$57,057	$(49,303)	$319,688	$1,376,602	$397,149
Net realized gain (loss) on sales of investments	93,243	545,517	4,954,877	(994,126)	(487,797)
Distributions from capital gains	—	—	7,448,020	—	—
Net change in unrealized appreciation or depreciation of investments	822,777	1,709,525	1,280,967	28,431,540	(851,400)
Net increase (decrease) in net assets resulting from operations	973,077	2,205,739	14,003,552	28,814,016	(942,048)

Contract transactions
Contract purchase payments	1,263,367	107,628	651,275	1,756,982	4,056,938
Net transfers(1)	(267,380)	1,149,656	(2,481,145)	(2,101,849)	(326,524)
Transfers for policy loans	1,118	246	2,990	64,871	3,780
Adjustments to net assets allocated to contracts in payment period	—	53,231	(24,421)	(33,160)	(8,485)
Contract charges	(3,856)	(7,389)	(62,855)	(159,078)	(20,472)
Contract terminations:
Surrender benefits	(671,110)	(1,151,142)	(11,630,706)	(18,373,255)	(4,794,712)
Death benefits	(66,207)	(78,009)	(1,198,769)	(1,389,001)	(778,774)
Increase (decrease) from contract transactions	255,932	74,221	(14,743,631)	(20,234,490)	(1,868,249)
Net assets at beginning of year	7,611,976	6,365,465	88,721,379	127,862,656	49,294,984
Net assets at end of year	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$46,484,687

Accumulation unit activity
Units outstanding at beginning of year	6,932,622	4,682,402	43,393,779	90,605,539	48,708,590
Contract purchase payments	1,072,057	67,610	296,843	1,228,713	4,085,427
Net transfers(1)	(243,082)	688,766	(1,157,081)	(1,058,910)	(382,729)
Transfers for policy loans	951	159	1,536	37,126	3,922
Contract charges	(3,270)	(4,566)	(28,792)	(93,362)	(20,556)
Contract terminations:
Surrender benefits	(571,796)	(701,448)	(5,382,752)	(11,564,502)	(4,791,150)
Death benefits	(57,061)	(50,204)	(565,322)	(863,770)	(777,191)
Units outstanding at end of year	7,130,421	4,682,719	36,558,211	78,290,834	46,826,313

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$4,159	$331,701	$(188,996)	$328,089	$209,012
Net realized gain (loss) on sales of investments	281,200	3,271,206	2,316,650	2,766,290	(242,515)
Distributions from capital gains	—	1,449,677	1,363,560	—	968,404
Net change in unrealized appreciation or depreciation of investments	2,223,080	1,963,972	3,883,943	(106,532)	8,507,522
Net increase (decrease) in net assets resulting from operations	2,508,439	7,016,556	7,375,157	2,987,847	9,442,423

Contract transactions
Contract purchase payments	92,997	757,649	296,319	312,799	7,058,661
Net transfers(1)	(6,887)	5,582,179	336,218	(1,851,036)	(1,192,604)
Transfers for policy loans	1,981	7,715	11,423	9,333	14,839
Adjustments to net assets allocated to contracts in payment period	(3,834)	(24,573)	104,117	(35,112)	11,865
Contract charges	(3,387)	(50,806)	(20,367)	(11,590)	(36,541)
Contract terminations:
Surrender benefits	(1,012,312)	(10,080,604)	(4,228,129)	(4,821,538)	(7,284,760)
Death benefits	(266,690)	(505,923)	(456,408)	(713,709)	(1,071,801)
Increase (decrease) from contract transactions	(1,198,132)	(4,314,363)	(3,956,827)	(7,110,853)	(2,500,341)
Net assets at beginning of year	8,770,202	69,235,236	25,605,688	43,279,027	77,156,935
Net assets at end of year	$10,080,509	$71,937,429	$29,024,018	$39,156,021	$84,099,017

Accumulation unit activity
Units outstanding at beginning of year	6,355,603	30,814,905	13,236,397	13,292,401	64,910,290
Contract purchase payments	58,286	323,636	130,354	94,507	5,559,685
Net transfers(1)	(7,691)	2,402,087	151,038	(561,088)	(1,027,854)
Transfers for policy loans	1,723	3,498	5,110	2,704	11,812
Contract charges	(2,124)	(21,872)	(9,087)	(3,533)	(28,745)
Contract terminations:
Surrender benefits	(622,387)	(4,261,102)	(1,875,286)	(1,468,645)	(5,718,005)
Death benefits	(171,713)	(225,890)	(202,140)	(221,742)	(838,133)
Units outstanding at end of year	5,611,697	29,035,262	11,436,386	11,134,604	62,869,050

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$236,269	$(4,699,356)	$167,024	$(922,281)	$(3,518,792)
Net realized gain (loss) on sales of investments	438,899	14,499,482	(95,826)	2,158,609	24,473,341
Distributions from capital gains	210,027	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,304,634	47,028,327	(13,033)	15,402,606	52,622,378
Net increase (decrease) in net assets resulting from operations	2,189,829	56,828,453	58,165	16,638,934	73,576,927

Contract transactions
Contract purchase payments	238,951	32,161,770	673,492	8,133,659	3,285,100
Net transfers(1)	(373,906)	27,551,139	770,931	7,852,742	(11,147,610)
Transfers for policy loans	21,196	101,673	123	(21,574)	155,540
Adjustments to net assets allocated to contracts in payment period	(6,577)	(193,132)	—	(3,640)	(602,698)
Contract charges	(16,096)	(250,406)	(998)	(46,510)	(453,074)
Contract terminations:
Surrender benefits	(2,187,263)	(41,944,418)	(339,163)	(7,447,604)	(35,253,336)
Death benefits	(245,988)	(7,976,244)	(75,233)	(761,210)	(4,036,527)
Increase (decrease) from contract transactions	(2,569,683)	9,450,382	1,029,152	7,705,863	(48,052,605)
Net assets at beginning of year	21,153,746	418,875,477	3,324,384	78,269,293	344,383,537
Net assets at end of year	$20,773,892	$485,154,312	$4,411,701	$102,614,090	$369,907,859

Accumulation unit activity
Units outstanding at beginning of year	12,996,178	214,582,874	5,509,793	52,932,731	191,847,954
Contract purchase payments	139,942	16,661,276	1,158,985	5,001,106	1,691,539
Net transfers(1)	(206,499)	14,467,132	1,314,630	4,841,916	(6,156,231)
Transfers for policy loans	12,640	42,766	213	(12,835)	60,088
Contract charges	(9,469)	(120,280)	(1,713)	(28,408)	(243,911)
Contract terminations:
Surrender benefits	(1,289,726)	(20,246,477)	(582,478)	(4,535,368)	(18,543,448)
Death benefits	(146,965)	(3,830,953)	(131,189)	(472,489)	(2,048,968)
Units outstanding at end of year	11,496,101	221,556,338	7,268,241	57,726,653	166,607,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(40,173)	$(5,188,484)	$416,347	$(1,298,709)	$(934,957)
Net realized gain (loss) on sales of investments	(28,578)	50,042,624	73,867	5,823,174	(4,843,784)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	131,250	24,858,884	645,829	50,020,261	10,625,216
Net increase (decrease) in net assets resulting from operations	62,499	69,713,024	1,136,043	54,544,726	4,846,475

Contract transactions
Contract purchase payments	254,139	5,570,061	996,567	2,165,416	799,271
Net transfers(1)	(480,159)	(23,262,400)	4,429,232	2,503,431	(2,250,733)
Transfers for policy loans	(2,082)	164,459	6,047	96,534	40,115
Adjustments to net assets allocated to contracts in payment period	—	(354,667)	(1,535)	(67,855)	59,969
Contract charges	(1,523)	(447,549)	(4,396)	(153,322)	(141,523)
Contract terminations:
Surrender benefits	(403,874)	(73,762,808)	(1,115,353)	(19,286,844)	(14,047,216)
Death benefits	(116,998)	(7,501,942)	(30,643)	(1,621,580)	(1,890,835)
Increase (decrease) from contract transactions	(750,497)	(99,594,846)	4,279,919	(16,364,220)	(17,430,952)
Net assets at beginning of year	4,198,770	581,936,352	9,333,704	125,958,408	106,327,171
Net assets at end of year	$3,510,772	$552,054,530	$14,749,666	$164,138,914	$93,742,694

Accumulation unit activity
Units outstanding at beginning of year	4,826,904	246,768,786	9,542,697	66,944,328	71,303,966
Contract purchase payments	290,384	2,369,281	959,785	971,117	535,840
Net transfers(1)	(546,459)	(9,312,370)	4,253,486	1,241,866	(1,431,056)
Transfers for policy loans	(2,345)	64,723	5,893	43,034	25,437
Contract charges	(1,726)	(187,232)	(4,211)	(63,374)	(94,032)
Contract terminations:
Surrender benefits	(457,845)	(30,375,166)	(1,073,471)	(8,315,771)	(9,228,466)
Death benefits	(133,499)	(3,007,917)	(29,569)	(682,177)	(1,227,583)
Units outstanding at end of year	3,975,414	206,320,105	13,654,610	60,139,023	59,884,106

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(871,333)	$11,990,173	$8,905,157	$6,767,421	$(1,146,471)
Net realized gain (loss) on sales of investments	4,703	1,603,056	(5,391,873)	(367,642)	10,842,651
Distributions from capital gains	—	—	—	3,279,729	—
Net change in unrealized appreciation or depreciation of investments	(4,702)	1,034,508	5,899,729	1,257,317	21,763,094
Net increase (decrease) in net assets resulting from operations	(871,332)	14,627,737	9,413,013	10,936,825	31,459,274

Contract transactions
Contract purchase payments	7,108,449	2,351,298	1,311,051	2,667,629	1,213,429
Net transfers(1)	(881,316)	(5,262,338)	(2,684,597)	(1,152,164)	(3,419,928)
Transfers for policy loans	277,262	36,103	2,926	32,608	(8,410)
Adjustments to net assets allocated to contracts in payment period	(132,389)	(189,129)	72,133	(411,866)	(67,228)
Contract charges	(137,121)	(168,805)	(218,289)	(486,014)	(116,572)
Contract terminations:
Surrender benefits	(35,888,924)	(35,931,693)	(26,774,375)	(53,420,603)	(16,405,704)
Death benefits	(2,627,608)	(5,176,746)	(3,010,247)	(7,419,895)	(1,603,488)
Increase (decrease) from contract transactions	(32,281,647)	(44,341,310)	(31,301,398)	(60,190,305)	(20,407,901)
Net assets at beginning of year	153,262,290	283,325,730	182,316,243	413,782,962	124,428,712
Net assets at end of year	$120,109,311	$253,612,157	$160,427,858	$364,529,482	$135,480,085

Accumulation unit activity
Units outstanding at beginning of year	139,734,275	118,309,026	91,441,355	237,641,746	97,951,148
Contract purchase payments	6,770,046	998,622	638,632	1,551,252	797,459
Net transfers(1)	(1,215,145)	(1,863,847)	(1,300,691)	(699,778)	(2,415,773)
Transfers for policy loans	250,891	13,355	1,366	15,674	(5,232)
Contract charges	(125,116)	(68,650)	(105,406)	(279,111)	(79,030)
Contract terminations:
Surrender benefits	(33,372,776)	(14,667,191)	(12,971,481)	(30,321,532)	(11,002,194)
Death benefits	(2,481,845)	(2,070,235)	(1,468,877)	(4,174,742)	(1,064,686)
Units outstanding at end of year	109,560,330	100,651,080	76,234,898	203,733,509	84,181,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,749,966)	$312,463	$324,723	$(781,772)	$(626,922)
Net realized gain (loss) on sales of investments	11,420,736	(203,235)	87,461	5,606,579	6,919,183
Distributions from capital gains	—	—	58,753	—	—
Net change in unrealized appreciation or depreciation of investments	42,608,852	107,617	968,612	10,529,901	1,708,920
Net increase (decrease) in net assets resulting from operations	51,279,622	216,845	1,439,549	15,354,708	8,001,181

Contract transactions
Contract purchase payments	30,937,344	3,895,011	1,275,520	785,102	729,932
Net transfers(1)	17,340,890	4,286,638	(1,458,616)	(1,136,694)	(3,835,390)
Transfers for policy loans	33,981	(2,883)	(1,339)	40,620	2,343
Adjustments to net assets allocated to contracts in payment period	(321,386)	(85,401)	(9,469)	37,546	(11,716)
Contract charges	(147,887)	(12,254)	(5,657)	(63,400)	(52,161)
Contract terminations:
Surrender benefits	(24,669,332)	(4,480,465)	(1,975,477)	(8,719,244)	(11,073,599)
Death benefits	(2,756,429)	(769,741)	(218,435)	(720,028)	(730,413)
Increase (decrease) from contract transactions	20,417,181	2,830,905	(2,393,473)	(9,776,098)	(14,971,004)
Net assets at beginning of year	241,925,166	29,208,155	16,133,637	75,221,954	73,343,310
Net assets at end of year	$313,621,969	$32,255,905	$15,179,713	$80,800,564	$66,373,487

Accumulation unit activity
Units outstanding at beginning of year	131,933,254	27,832,887	16,069,722	40,449,252	34,277,864
Contract purchase payments	15,355,985	3,635,306	1,230,952	388,729	332,710
Net transfers(1)	8,719,358	4,146,184	(1,457,249)	(563,817)	(1,687,189)
Transfers for policy loans	17,302	(2,550)	(1,270)	20,169	806
Contract charges	(73,507)	(11,697)	(5,392)	(30,611)	(23,426)
Contract terminations:
Surrender benefits	(12,478,465)	(4,268,671)	(1,871,196)	(4,149,197)	(4,966,197)
Death benefits	(1,388,037)	(743,401)	(209,915)	(352,606)	(323,340)
Units outstanding at end of year	142,085,890	30,588,058	13,755,652	35,761,919	27,611,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$894,233	$(322,465)	$(413,121)	$1,661,803	$1,586,279
Net realized gain (loss) on sales of investments	2,911,451	2,946,480	4,410,303	61,096	(4,522,394)
Distributions from capital gains	—	—	—	59,402	—
Net change in unrealized appreciation or depreciation of investments	17,549,192	3,974,983	943,685	301,910	2,964,478
Net increase (decrease) in net assets resulting from operations	21,354,876	6,598,998	4,940,867	2,084,211	28,363

Contract transactions
Contract purchase payments	1,248,686	295,920	463,483	822,374	415,831
Net transfers(1)	(4,401,159)	5,214,946	(2,051,045)	(4,858,054)	(143,170)
Transfers for policy loans	66,681	3,231	29,368	65,178	7,126
Adjustments to net assets allocated to contracts in payment period	(102,714)	36,546	47,736	(38,674)	(6,322)
Contract charges	(68,023)	(21,086)	(36,247)	(67,695)	(14,986)
Contract terminations:
Surrender benefits	(11,038,469)	(5,398,046)	(6,258,215)	(12,793,072)	(3,149,451)
Death benefits	(1,138,806)	(545,265)	(861,663)	(1,793,967)	(227,667)
Increase (decrease) from contract transactions	(15,433,804)	(413,754)	(8,666,583)	(18,663,910)	(3,118,639)
Net assets at beginning of year	88,734,131	33,622,192	49,320,894	98,321,980	21,831,257
Net assets at end of year	$94,655,203	$39,807,436	$45,595,178	$81,742,281	$18,740,981

Accumulation unit activity
Units outstanding at beginning of year	70,244,408	15,367,188	17,392,843	73,667,335	41,884,644
Contract purchase payments	878,616	129,220	161,007	620,168	811,787
Net transfers(1)	(3,280,536)	2,283,120	(637,198)	(3,846,554)	(248,142)
Transfers for policy loans	44,385	574	9,641	47,435	13,668
Contract charges	(48,488)	(9,051)	(12,261)	(49,259)	(29,552)
Contract terminations:
Surrender benefits	(7,858,414)	(2,298,522)	(2,083,766)	(9,517,400)	(6,186,322)
Death benefits	(817,942)	(230,736)	(276,470)	(1,334,147)	(450,912)
Units outstanding at end of year	59,162,029	15,241,793	14,553,796	59,587,578	35,795,171

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(137,980)	$1,326,036	$11,692	$(1,254,278)	$(292,507)
Net realized gain (loss) on sales of investments	(1,672,545)	(6,493,353)	115,982	5,600,949	3,489,361
Distributions from capital gains	—	826,143	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,320,748	5,851,617	1,745,690	33,490,002	2,478,405
Net increase (decrease) in net assets resulting from operations	(489,777)	1,510,443	1,873,364	37,836,673	5,675,259

Contract transactions
Contract purchase payments	1,035,156	599,981	3,635,404	1,314,068	224,182
Net transfers(1)	(2,403,982)	3,930,284	5,789,639	(3,075,259)	(1,841,063)
Transfers for policy loans	1,956	25,994	839	(18,605)	537
Adjustments to net assets allocated to contracts in payment period	116,080	23,498	46,555	(23,536)	(12,798)
Contract charges	(11,483)	(232,442)	(3,593)	(136,509)	(74,141)
Contract terminations:
Surrender benefits	(2,274,548)	(13,967,915)	(543,015)	(19,452,652)	(4,317,371)
Death benefits	(235,720)	(1,854,765)	(141,947)	(1,545,149)	(351,075)
Increase (decrease) from contract transactions	(3,772,541)	(11,475,365)	8,783,882	(22,937,642)	(6,371,729)
Net assets at beginning of year	23,574,696	100,365,294	5,115,100	127,611,321	32,885,133
Net assets at end of year	$19,312,378	$90,400,372	$15,772,346	$142,510,352	$32,188,663

Accumulation unit activity
Units outstanding at beginning of year	23,588,858	68,397,119	5,025,529	120,407,539	20,722,002
Contract purchase payments	1,073,676	410,693	3,117,197	1,075,599	130,600
Net transfers(1)	(2,471,658)	2,719,836	5,081,008	(2,441,998)	(1,077,314)
Transfers for policy loans	1,948	17,783	727	(11,596)	646
Contract charges	(11,829)	(157,799)	(3,066)	(110,750)	(42,956)
Contract terminations:
Surrender benefits	(2,348,000)	(9,519,246)	(469,462)	(15,697,265)	(2,501,526)
Death benefits	(243,297)	(1,268,988)	(123,427)	(1,243,078)	(202,861)
Units outstanding at end of year	19,589,698	60,599,398	12,628,506	101,978,451	17,028,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(303,019)	$(54,576)	$217,099	$3,840,809	$(877,254)
Net realized gain (loss) on sales of investments	1,881,649	(71,569)	(156,838)	19,085	15,649,063
Distributions from capital gains	—	987	—	—	24,511,246
Net change in unrealized appreciation or depreciation of investments	3,027,663	13,286	1,095,702	221,743	44,424,567
Net increase (decrease) in net assets resulting from operations	4,606,293	(111,872)	1,155,963	4,081,637	83,707,622

Contract transactions
Contract purchase payments	468,865	3,553,136	620,893	1,734,719	21,728,206
Net transfers(1)	6,683,278	431,963	(1,248,117)	(1,277,406)	(11,713,513)
Transfers for policy loans	(1,543)	555	8,059	67,569	20,167
Adjustments to net assets allocated to contracts in payment period	38,019	—	3,156	(28,406)	(347,070)
Contract charges	(24,672)	(4,164)	(9,594)	(131,545)	(253,906)
Contract terminations:
Surrender benefits	(4,697,642)	(3,476,525)	(2,353,768)	(26,446,013)	(57,268,059)
Death benefits	(369,159)	(59,877)	(215,142)	(2,800,298)	(5,089,126)
Increase (decrease) from contract transactions	2,097,146	445,088	(3,194,513)	(28,881,380)	(52,923,301)
Net assets at beginning of year	29,149,944	19,002,499	20,910,883	173,277,188	430,384,411
Net assets at end of year	$35,853,383	$19,335,715	$18,872,333	$148,477,445	$461,168,732

Accumulation unit activity
Units outstanding at beginning of year	11,633,014	19,198,888	21,290,629	127,509,001	234,428,477
Contract purchase payments	181,227	3,605,452	618,221	1,268,893	10,649,885
Net transfers(1)	2,598,346	454,042	(1,233,991)	(862,140)	(5,634,838)
Transfers for policy loans	(927)	559	7,994	48,199	11,178
Contract charges	(9,329)	(4,206)	(9,471)	(95,605)	(124,612)
Contract terminations:
Surrender benefits	(1,758,494)	(3,525,499)	(2,316,866)	(19,175,769)	(28,051,344)
Death benefits	(142,194)	(61,689)	(215,480)	(2,057,336)	(2,519,936)
Units outstanding at end of year	12,501,643	19,667,547	18,141,036	106,635,243	208,758,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$139,423	$(209,169)	$61,156	$2,491,492	$2,345,717
Net realized gain (loss) on sales of investments	2,071,769	3,647,425	287,825	132,985	(3,177,672)
Distributions from capital gains	1,104,973	4,157,016	12,011	592,283	—
Net change in unrealized appreciation or depreciation of investments	3,274,425	8,550,869	2,911,505	2,304,151	10,445,982
Net increase (decrease) in net assets resulting from operations	6,590,590	16,146,141	3,272,497	5,520,911	9,614,027

Contract transactions
Contract purchase payments	284,909	596,492	141,761	11,007,341	1,172,506
Net transfers(1)	(1,369,170)	(3,426,807)	204,792	37,014,230	(5,141,944)
Transfers for policy loans	14,679	43,006	9,123	6,841	47,986
Adjustments to net assets allocated to contracts in payment period	(22,961)	(121,123)	(9,417)	395,252	(43,950)
Contract charges	(17,477)	(31,607)	(4,973)	(34,896)	(79,844)
Contract terminations:
Surrender benefits	(4,952,458)	(9,827,841)	(1,865,730)	(9,340,600)	(15,572,213)
Death benefits	(436,392)	(969,416)	(203,007)	(754,293)	(1,234,733)
Increase (decrease) from contract transactions	(6,498,870)	(13,737,296)	(1,727,451)	38,293,875	(20,852,192)
Net assets at beginning of year	45,378,630	88,918,755	12,112,102	73,345,692	111,334,359
Net assets at end of year	$45,470,350	$91,327,600	$13,657,148	$117,160,478	$100,096,194

Accumulation unit activity
Units outstanding at beginning of year	22,510,266	14,793,633	8,853,797	70,065,760	54,384,273
Contract purchase payments	132,533	91,985	90,318	10,117,322	591,780
Net transfers(1)	(642,273)	(533,889)	114,352	33,954,569	(2,341,898)
Transfers for policy loans	6,678	6,088	5,542	6,295	19,570
Contract charges	(8,184)	(4,903)	(3,165)	(32,053)	(35,532)
Contract terminations:
Surrender benefits	(2,321,653)	(1,512,936)	(1,188,840)	(8,552,308)	(7,494,489)
Death benefits	(206,417)	(153,791)	(131,467)	(694,955)	(576,431)
Units outstanding at end of year	19,470,950	12,686,187	7,740,537	104,864,630	44,547,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,753,771	$(564,448)	$(245,420)	$54,107	$(20,108)
Net realized gain (loss) on sales of investments	(6,110)	3,539,956	3,685,185	(18,574)	174,470
Distributions from capital gains	—	9,744,601	8,124,976	—	727,323
Net change in unrealized appreciation or depreciation of investments	2,883,440	(204,017)	3,348,262	153,484	(205,019)
Net increase (decrease) in net assets resulting from operations	4,631,101	12,516,092	14,913,003	189,017	676,666

Contract transactions
Contract purchase payments	5,820,643	6,301,767	1,073,490	656,312	48,001
Net transfers(1)	(499,843)	(5,029,582)	(7,302,431)	276,817	(2,083)
Transfers for policy loans	(1,196)	8,130	11,634	—	4,124
Adjustments to net assets allocated to contracts in payment period	(19,717)	(28,747)	(210,925)	4,672	(4,564)
Contract charges	(25,655)	(76,830)	(153,217)	(1,912)	(2,409)
Contract terminations:
Surrender benefits	(4,583,462)	(17,771,062)	(20,694,046)	(337,863)	(725,313)
Death benefits	(744,143)	(1,342,527)	(1,966,848)	(126,954)	(27,838)
Increase (decrease) from contract transactions	(53,373)	(17,938,851)	(29,242,343)	471,072	(710,082)
Net assets at beginning of year	54,093,592	143,883,993	164,127,450	4,563,342	6,763,782
Net assets at end of year	$58,671,320	$138,461,234	$149,798,110	$5,223,431	$6,730,366

Accumulation unit activity
Units outstanding at beginning of year	46,982,695	42,894,745	37,324,519	5,049,414	2,053,955
Contract purchase payments	4,828,487	2,212,597	243,538	708,920	14,204
Net transfers(1)	(374,880)	(1,421,958)	(1,599,479)	295,620	(575)
Transfers for policy loans	(918)	2,797	2,331	—	1,183
Contract charges	(21,370)	(21,689)	(33,758)	(2,056)	(717)
Contract terminations:
Surrender benefits	(3,798,946)	(5,219,518)	(4,504,322)	(363,791)	(215,403)
Death benefits	(618,949)	(399,551)	(436,727)	(138,909)	(8,619)
Units outstanding at end of year	46,996,119	38,047,423	30,996,102	5,549,198	1,844,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$570,343	$(99,525)	$1,256,569	$1,475,090	$(397,043)
Net realized gain (loss) on sales of investments	6,926,895	780,007	(189,466)	10,020,754	(57,977)
Distributions from capital gains	12,747,888	1,032,123	2,493,870	6,043,427	2,481,685
Net change in unrealized appreciation or depreciation of investments	4,924,276	1,342,430	237,135	4,455,826	4,566,688
Net increase (decrease) in net assets resulting from operations	25,169,402	3,055,035	3,798,108	21,995,097	6,593,353

Contract transactions
Contract purchase payments	764,718	101,498	4,469,073	1,067,240	661,666
Net transfers(1)	(1,524,846)	(190,254)	260,689	(8,931,596)	(2,210,871)
Transfers for policy loans	60,993	9,074	16,726	44,262	3,416
Adjustments to net assets allocated to contracts in payment period	(49,247)	(1,861)	(22,447)	(21,702)	(13,562)
Contract charges	(190,909)	(6,871)	(20,145)	(288,217)	(34,716)
Contract terminations:
Surrender benefits	(15,703,698)	(1,563,198)	(3,742,039)	(19,155,395)	(7,439,858)
Death benefits	(1,467,008)	(191,001)	(825,294)	(1,758,865)	(470,811)
Increase (decrease) from contract transactions	(18,109,997)	(1,842,613)	136,563	(29,044,273)	(9,504,736)
Net assets at beginning of year	118,004,277	12,078,372	42,960,042	151,864,607	47,481,624
Net assets at end of year	$125,063,682	$13,290,794	$46,894,713	$144,815,431	$44,570,241

Accumulation unit activity
Units outstanding at beginning of year	61,378,052	7,876,490	39,732,259	71,705,058	24,438,272
Contract purchase payments	353,001	56,888	4,043,956	489,597	307,464
Net transfers(1)	(732,557)	(108,328)	304,025	(4,008,467)	(1,029,813)
Transfers for policy loans	27,932	4,958	15,740	19,814	1,533
Contract charges	(88,887)	(3,853)	(18,148)	(127,724)	(16,085)
Contract terminations:
Surrender benefits	(7,384,561)	(858,841)	(3,367,361)	(8,644,011)	(3,448,523)
Death benefits	(698,900)	(106,099)	(746,284)	(785,382)	(220,934)
Units outstanding at end of year	52,854,080	6,861,215	39,964,187	58,648,885	20,031,914

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
Operations
Investment income (loss) — net	$263,649	$(172,306)	$73,378	$(101,755)	$754,599
Net realized gain (loss) on sales of investments	3,860,509	476,776	(1,708,572)	699,783	(175,202)
Distributions from capital gains	—	1,255,498	—	992,093	—
Net change in unrealized appreciation or depreciation of investments	11,394,812	2,387,517	4,338,265	1,862,667	618,775
Net increase (decrease) in net assets resulting from operations	15,518,970	3,947,485	2,703,071	3,452,788	1,198,172

Contract transactions
Contract purchase payments	861,705	200,117	305,341	160,102	3,554,921
Net transfers(1)	(2,205,491)	(625,114)	(3,631,660)	118,334	(1,799,347)
Transfers for policy loans	28,738	15,493	6,196	3,896	1,290
Adjustments to net assets allocated to contracts in payment period	(109,492)	(8,907)	(9,440)	(1,219)	(5,943)
Contract charges	(67,570)	(11,405)	(9,406)	(7,361)	(16,196)
Contract terminations:
Surrender benefits	(11,985,740)	(1,935,637)	(1,675,615)	(1,503,399)	(5,748,051)
Death benefits	(712,762)	(313,783)	(168,150)	(140,633)	(358,451)
Increase (decrease) from contract transactions	(14,190,612)	(2,679,236)	(5,182,734)	(1,370,280)	(4,371,777)
Net assets at beginning of year	77,046,097	19,357,426	18,609,622	13,756,700	53,508,439
Net assets at end of year	$78,374,455	$20,625,675	$16,129,959	$15,839,208	$50,334,834

Accumulation unit activity
Units outstanding at beginning of year	49,469,278	13,515,150	18,668,573	10,123,656	52,385,399
Contract purchase payments	502,865	126,248	288,683	103,989	3,425,591
Net transfers(1)	(1,259,570)	(388,029)	(3,442,841)	84,990	(1,761,917)
Transfers for policy loans	15,973	9,390	5,665	2,590	1,261
Contract charges	(39,468)	(7,098)	(8,877)	(4,741)	(15,579)
Contract terminations:
Surrender benefits	(6,866,507)	(1,208,521)	(1,569,076)	(974,407)	(5,512,967)
Death benefits	(402,778)	(192,535)	(157,390)	(84,964)	(347,332)
Units outstanding at end of year	41,419,793	11,854,605	13,784,737	9,251,113	48,174,456

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(21,678)	$(189,131)	$185,762	$(334,472)	$(159,658)
Net realized gain (loss) on sales of investments	(505)	1,596,595	(1,012,860)	2,069,491	183,813
Distributions from capital gains	—	1,386,120	—	460,576	885,077
Net change in unrealized appreciation or depreciation of investments	918,305	5,186,017	7,387,154	8,787,414	1,786,391
Net increase (decrease) in net assets resulting from operations	896,122	7,979,601	6,560,056	10,983,009	2,695,623

Contract transactions
Contract purchase payments	876,178	251,943	294,097	1,640,687	752,399
Net transfers(1)	(721,504)	(243,370)	(1,515,723)	(2,681,529)	127,092
Transfers for policy loans	—	6,721	22,295	7,244	402
Adjustments to net assets allocated to contracts in payment period	(4,352)	5,496	12,023	(2,666)	—
Contract charges	(3,742)	(10,920)	(14,580)	(72,393)	(6,941)
Contract terminations:
Surrender benefits	(1,100,979)	(2,558,542)	(2,476,858)	(6,210,384)	(1,248,726)
Death benefits	(94,182)	(92,060)	(170,388)	(571,743)	(271,738)
Increase (decrease) from contract transactions	(1,048,581)	(2,640,732)	(3,849,134)	(7,890,784)	(647,512)
Net assets at beginning of year	6,950,769	18,891,160	23,411,632	44,874,466	14,856,790
Net assets at end of year	$6,798,310	$24,230,029	$26,122,554	$47,966,691	$16,904,901

Accumulation unit activity
Units outstanding at beginning of year	5,836,620	18,360,362	20,913,465	28,456,447	12,934,344
Contract purchase payments	669,778	194,027	225,173	910,043	589,581
Net transfers(1)	(598,631)	(119,478)	(1,155,285)	(1,497,217)	23,176
Transfers for policy loans	—	5,021	16,984	4,265	322
Contract charges	(2,916)	(8,171)	(11,027)	(40,310)	(5,502)
Contract terminations:
Surrender benefits	(858,366)	(1,991,672)	(1,880,289)	(3,442,985)	(990,938)
Death benefits	(73,649)	(78,507)	(134,972)	(316,546)	(214,037)
Units outstanding at end of year	4,972,836	16,361,582	17,974,049	24,073,697	12,336,946

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(299,304)	$(276,952)	$5,869,141	$624,513	$(279,999)
Net realized gain (loss) on sales of investments	(131,010)	587,084	2,500,199	1,783,845	(473,886)
Distributions from capital gains	3,230,724	657,206	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,127,599	6,381,065	15,226,111	1,052,451	9,579,315
Net increase (decrease) in net assets resulting from operations	14,928,009	7,348,403	23,595,451	3,460,809	8,825,430

Contract transactions
Contract purchase payments	576,582	309,466	5,720,008	467,621	1,718,306
Net transfers(1)	(3,929,243)	(1,266,392)	(6,364,986)	(3,233,092)	(798,695)
Transfers for policy loans	16,055	17,567	36,809	6,710	4,813
Adjustments to net assets allocated to contracts in payment period	(22,481)	(13,633)	(54,250)	(5,264)	(6,440)
Contract charges	(39,127)	(23,381)	(112,364)	(34,399)	(16,483)
Contract terminations:
Surrender benefits	(8,206,971)	(3,849,302)	(22,046,503)	(6,180,684)	(3,664,898)
Death benefits	(634,982)	(283,764)	(2,715,923)	(555,433)	(348,341)
Increase (decrease) from contract transactions	(12,240,167)	(5,109,439)	(25,537,209)	(9,534,541)	(3,111,738)
Net assets at beginning of year	60,486,288	31,851,415	182,085,209	45,177,955	24,688,850
Net assets at end of year	$63,174,130	$34,090,379	$180,143,451	$39,104,223	$30,402,542

Accumulation unit activity
Units outstanding at beginning of year	58,861,135	16,734,376	70,057,085	32,430,512	16,089,653
Contract purchase payments	499,783	145,136	2,091,522	324,652	916,786
Net transfers(1)	(3,343,715)	(609,957)	(2,230,453)	(2,244,619)	(406,382)
Transfers for policy loans	13,777	7,912	12,467	4,674	2,765
Contract charges	(33,448)	(11,026)	(38,826)	(23,795)	(8,797)
Contract terminations:
Surrender benefits	(7,039,561)	(1,820,862)	(7,722,093)	(4,281,624)	(1,933,712)
Death benefits	(545,398)	(135,540)	(973,337)	(389,937)	(185,245)
Units outstanding at end of year	48,412,573	14,310,039	61,196,365	25,819,863	14,475,068

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(40,649)	$(31,986)	$(268,790)	$3,472,201	$(317,290)
Net realized gain (loss) on sales of investments	487,059	(22,635)	3,046,475	(1,150,840)	2,282,854
Distributions from capital gains	—	—	—	—	5,245,333
Net change in unrealized appreciation or depreciation of investments	2,876,115	214,361	31,145,014	14,093,605	4,530,014
Net increase (decrease) in net assets resulting from operations	3,322,525	159,740	33,922,699	16,414,966	11,740,911

Contract transactions
Contract purchase payments	139,627	571,683	6,156,802	5,448,462	5,280,246
Net transfers(1)	281,965	(49,222)	6,005,406	(8,593,345)	5,398,186
Transfers for policy loans	1,831	(354)	5,426	50,126	12,434
Adjustments to net assets allocated to contracts in payment period	(137)	—	(38,446)	(253,614)	(10,658)
Contract charges	(20,831)	(1,174)	(58,347)	(340,880)	(49,596)
Contract terminations:
Surrender benefits	(2,105,872)	(258,923)	(11,904,197)	(45,928,594)	(11,363,655)
Death benefits	(132,997)	(212,732)	(1,243,454)	(5,021,144)	(823,961)
Increase (decrease) from contract transactions	(1,836,414)	49,278	(1,076,810)	(54,638,989)	(1,557,004)
Net assets at beginning of year	13,664,318	3,072,011	97,848,786	344,745,175	91,572,198
Net assets at end of year	$15,150,429	$3,281,029	$130,694,675	$306,521,152	$101,756,105

Accumulation unit activity
Units outstanding at beginning of year	12,746,989	3,375,935	51,396,613	217,796,118	38,137,221
Contract purchase payments	114,635	608,302	2,799,810	3,507,703	2,132,742
Net transfers(1)	235,961	(55,909)	2,750,679	(5,209,741)	2,322,600
Transfers for policy loans	1,703	(390)	2,588	31,052	5,627
Contract charges	(16,912)	(1,253)	(25,701)	(208,519)	(19,039)
Contract terminations:
Surrender benefits	(1,716,984)	(276,738)	(5,279,415)	(28,170,358)	(4,414,019)
Death benefits	(111,269)	(232,847)	(571,472)	(3,092,912)	(327,830)
Units outstanding at end of year	11,254,123	3,417,100	51,073,102	184,653,343	37,837,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$3,249,366	$47,506	$207,118	$(60,702)	$(32,817)
Net realized gain (loss) on sales of investments	(390,226)	17,372	(57,882)	1,729,970	504,143
Distributions from capital gains	—	—	—	1,986,222	1,569,056
Net change in unrealized appreciation or depreciation of investments	8,042,860	472,156	628,042	3,197,499	(1,405,678)
Net increase (decrease) in net assets resulting from operations	10,902,000	537,034	777,278	6,852,989	634,704

Contract transactions
Contract purchase payments	1,899,138	237,182	4,774,962	259,718	143,205
Net transfers(1)	(1,042,204)	343,099	7,542,799	96,993	(1,045,212)
Transfers for policy loans	41,370	706	6,715	5,825	4,366
Adjustments to net assets allocated to contracts in payment period	(12,902)	—	—	(3,791)	(10,161)
Contract charges	(96,718)	(1,382)	(7,864)	(19,701)	(5,995)
Contract terminations:
Surrender benefits	(12,730,683)	(282,466)	(1,767,449)	(3,207,753)	(1,616,103)
Death benefits	(1,268,664)	(130,416)	(454,160)	(375,898)	(161,218)
Increase (decrease) from contract transactions	(13,210,663)	166,723	10,095,003	(3,244,607)	(2,691,118)
Net assets at beginning of year	93,645,869	4,210,052	18,972,590	25,511,894	17,076,677
Net assets at end of year	$91,337,206	$4,913,809	$29,844,871	$29,120,276	$15,020,263

Accumulation unit activity
Units outstanding at beginning of year	64,890,452	4,275,837	18,985,674	12,838,326	3,919,831
Contract purchase payments	1,270,656	227,517	4,674,800	113,742	32,804
Net transfers(1)	(658,204)	310,929	7,307,156	57,793	(241,420)
Transfers for policy loans	26,971	662	6,473	2,690	862
Contract charges	(62,778)	(1,319)	(7,643)	(8,642)	(1,385)
Contract terminations:
Surrender benefits	(8,266,824)	(265,985)	(1,710,498)	(1,406,277)	(373,737)
Death benefits	(840,319)	(126,171)	(447,465)	(161,612)	(38,111)
Units outstanding at end of year	56,359,954	4,421,470	28,808,497	11,436,020	3,298,844

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(336,722)	$(1,546)	$436,393	$(11,089,187)	$(7,759,709)
Net realized gain (loss) on sales of investments	(293,343)	185,600	(81,894)	49,569,506	94,689,443
Distributions from capital gains	109,998	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	752,854	1,880,831	887,875	147,857,778	52,105,401
Net increase (decrease) in net assets resulting from operations	232,787	2,064,885	1,242,374	186,338,097	139,035,135

Contract transactions
Contract purchase payments	3,398,405	138,110	1,065,198	29,684,293	8,350,689
Net transfers(1)	3,897,805	(638,926)	1,710,671	(31,272,640)	(42,894,367)
Transfers for policy loans	6,966	16,456	(494)	(94,063)	(131,066)
Adjustments to net assets allocated to contracts in payment period	—	(28,858)	(57,319)	308,105	—
Contract charges	(10,820)	(7,220)	(6,450)	(8,611,804)	(4,687,286)
Contract terminations:
Surrender benefits	(3,244,533)	(1,621,110)	(2,108,062)	(65,903,697)	(157,283,624)
Death benefits	(256,302)	(292,972)	(277,059)	(7,441,571)	(2,274,596)
Increase (decrease) from contract transactions	3,791,521	(2,434,520)	326,485	(83,331,377)	(198,920,250)
Net assets at beginning of year	32,181,282	17,443,198	11,189,554	1,085,154,258	870,142,362
Net assets at end of year	$36,205,590	$17,073,563	$12,758,413	$1,188,160,978	$810,257,247

Accumulation unit activity
Units outstanding at beginning of year	33,736,249	5,018,802	14,213,988	694,292,680	554,043,324
Contract purchase payments	3,487,051	37,594	1,255,174	17,427,481	4,900,508
Net transfers(1)	3,982,621	(175,014)	1,988,221	(18,043,047)	(24,634,369)
Transfers for policy loans	7,088	4,372	(432)	(56,101)	(75,091)
Contract charges	(11,082)	(1,975)	(7,423)	(5,065,778)	(2,752,653)
Contract terminations:
Surrender benefits	(3,314,947)	(440,049)	(2,391,247)	(38,687,360)	(91,987,310)
Death benefits	(264,345)	(82,389)	(316,288)	(4,486,003)	(1,338,942)
Units outstanding at end of year	37,622,635	4,361,341	14,741,993	645,381,872	438,155,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(5,046,373)	$(5,890,008)	$(22,987)	$(15,870)	$(3,861,962)
Net realized gain (loss) on sales of investments	15,976,459	33,304,174	4,504	300	4,914,531
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	18,650,278	10,110,996	305,552	235,711	23,892,659
Net increase (decrease) in net assets resulting from operations	29,580,364	37,525,162	287,069	220,141	24,945,228

Contract transactions
Contract purchase payments	9,606,350	1,627,198	11,700,135	8,363,942	29,345,282
Net transfers(1)	(15,877,980)	(38,430,555)	5,110,141	2,089,810	5,397,166
Transfers for policy loans	10,692	31,402	—	384	(9,329)
Adjustments to net assets allocated to contracts in payment period	(45,347)	—	—	—	—
Contract charges	(3,040,792)	(3,607,893)	(6,284)	(829)	(4,587,905)
Contract terminations:
Surrender benefits	(50,530,666)	(94,259,434)	(10,969)	(7,094)	(30,207,277)
Death benefits	(10,647,190)	(12,865,362)	—	—	(3,050,051)
Increase (decrease) from contract transactions	(70,524,933)	(147,504,644)	16,793,023	10,446,213	(3,112,114)
Net assets at beginning of year	507,921,753	675,845,689	—	—	390,968,102
Net assets at end of year	$466,977,184	$565,866,207	$17,080,092	$10,666,354	$412,801,216

Accumulation unit activity
Units outstanding at beginning of year	420,989,427	557,147,153	—	—	375,993,545
Contract purchase payments	7,956,912	1,301,470	11,490,547	8,195,274	27,210,731
Net transfers(1)	(13,321,493)	(31,221,916)	5,028,580	2,039,164	3,535,039
Transfers for policy loans	9,319	25,296	—	376	(8,217)
Contract charges	(2,425,107)	(2,875,585)	(6,149)	(813)	(4,246,500)
Contract terminations:
Surrender benefits	(40,536,846)	(75,142,528)	(10,479)	(6,686)	(28,085,880)
Death benefits	(8,556,973)	(10,267,626)	—	—	(2,829,684)
Units outstanding at end of year	364,115,239	438,966,264	16,502,499	10,227,315	371,569,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(12,590,996)	$(83,499,334)	$(126,362,907)	$(68,515,311)	$(83,096,970)
Net realized gain (loss) on sales of investments	12,372,487	42,798,891	78,262,488	146,922,026	496,862,666
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	118,618,693	1,319,692,680	1,592,861,049	701,798,723	602,776,421
Net increase (decrease) in net assets resulting from operations	118,400,184	1,278,992,237	1,544,760,630	780,205,438	1,016,542,117

Contract transactions
Contract purchase payments	90,985,477	830,487,436	915,378,882	133,936,868	20,553,302
Net transfers(1)	(87,388,060)	149,776,511	(181,230,762)	180,947,200	25,891,465
Transfers for policy loans	14,029	33,044	31,848	189,783	42,921
Adjustments to net assets allocated to contracts in payment period	3,406	1,238,270	(1,016,257)	(142,798)	—
Contract charges	(14,364,487)	(97,149,237)	(152,825,670)	(57,786,055)	(57,168,005)
Contract terminations:
Surrender benefits	(41,501,689)	(363,803,063)	(421,883,314)	(473,305,393)	(1,142,519,220)
Death benefits	(8,657,550)	(31,318,667)	(52,924,346)	(72,369,640)	(102,122,534)
Increase (decrease) from contract transactions	(60,908,874)	489,264,294	105,530,381	(288,530,035)	(1,255,322,071)
Net assets at beginning of year	1,225,828,291	7,649,391,676	11,730,362,549	6,581,507,479	8,937,621,281
Net assets at end of year	$1,283,319,601	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327

Accumulation unit activity
Units outstanding at beginning of year	1,147,612,985	6,861,703,304	10,167,228,179	4,720,820,113	6,377,729,736
Contract purchase payments	80,372,730	673,658,094	733,878,450	90,280,395	13,855,296
Net transfers(1)	(79,560,564)	120,393,622	(149,822,012)	121,007,419	17,401,469
Transfers for policy loans	12,718	26,405	25,721	125,653	33,345
Contract charges	(12,743,575)	(80,038,415)	(123,579,843)	(38,910,347)	(38,382,344)
Contract terminations:
Surrender benefits	(37,277,989)	(308,560,879)	(351,165,469)	(318,303,109)	(766,287,483)
Death benefits	(7,747,818)	(26,117,461)	(43,071,417)	(49,163,185)	(68,852,681)
Units outstanding at end of year	1,090,668,487	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(36,421,412)	$(27,771,935)	$(13,827,661)	$(16,700,512)	$(754,272)
Net realized gain (loss) on sales of investments	135,403,815	276,378,436	44,038,299	106,849,050	8,985,046
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	420,555,680	177,741,940	84,075,992	58,070,445	(3,337,237)
Net increase (decrease) in net assets resulting from operations	519,538,083	426,348,441	114,286,630	148,218,983	4,893,537

Contract transactions
Contract purchase payments	100,417,983	20,783,369	33,457,145	3,617,324	677,494
Net transfers(1)	(147,879,158)	(96,694,106)	(23,630,453)	(59,870,846)	(3,981,061)
Transfers for policy loans	60,977	321,642	(65,368)	78,186	10,635
Adjustments to net assets allocated to contracts in payment period	(272,504)	—	216,341	—	(45,965)
Contract charges	(29,119,676)	(15,650,699)	(8,525,214)	(9,801,474)	(171,309)
Contract terminations:
Surrender benefits	(215,410,616)	(519,341,807)	(107,681,773)	(229,165,290)	(11,755,092)
Death benefits	(20,376,846)	(14,450,428)	(26,210,935)	(37,276,945)	(1,200,014)
Increase (decrease) from contract transactions	(312,579,840)	(625,032,029)	(132,440,257)	(332,419,045)	(16,465,312)
Net assets at beginning of year	3,592,456,308	3,098,934,815	1,362,169,282	1,841,116,783	95,186,872
Net assets at end of year	$3,799,414,551	$2,900,251,227	$1,344,015,655	$1,656,916,721	$83,615,097

Accumulation unit activity
Units outstanding at beginning of year	2,427,281,503	2,083,793,563	1,050,146,080	1,410,423,668	32,428,336
Contract purchase payments	63,324,769	13,067,627	24,773,118	2,657,596	233,012
Net transfers(1)	(92,342,014)	(59,587,007)	(18,345,938)	(44,821,660)	(1,344,424)
Transfers for policy loans	40,492	195,271	(47,443)	55,605	2,710
Contract charges	(18,292,346)	(9,813,463)	(6,265,248)	(7,175,379)	(59,611)
Contract terminations:
Surrender benefits	(134,963,664)	(324,167,954)	(79,238,515)	(167,603,585)	(4,019,925)
Death benefits	(12,878,910)	(9,056,195)	(19,452,557)	(27,467,359)	(418,958)
Units outstanding at end of year	2,232,169,830	1,694,431,842	951,569,497	1,166,068,886	26,821,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(462,999)	$(6,419,799)	$(4,207,969)	$652,429	$(2,390,355)
Net realized gain (loss) on sales of investments	210,993	686,105	440,974	428,754	(3,861,196)
Distributions from capital gains	—	—	—	1,570,107	43,204,100
Net change in unrealized appreciation or depreciation of investments	4,731,503	104,259,251	56,977,768	55,937,162	9,138,192
Net increase (decrease) in net assets resulting from operations	4,479,497	98,525,557	53,210,773	58,588,452	46,090,741

Contract transactions
Contract purchase payments	39,509,876	357,924,490	344,388,593	2,308,777	2,519,013
Net transfers(1)	26,078,544	350,812,208	203,128,357	(424,459)	(9,553,807)
Transfers for policy loans	—	—	(5,729)	34,526	33,359
Adjustments to net assets allocated to contracts in payment period	47,681	—	—	(12,421)	111,981
Contract charges	(340,440)	(5,802,686)	(2,970,070)	(205,985)	(227,222)
Contract terminations:
Surrender benefits	(508,020)	(9,960,823)	(5,420,735)	(29,638,419)	(36,342,053)
Death benefits	(174,574)	(1,365,338)	(592,637)	(2,097,518)	(2,750,748)
Increase (decrease) from contract transactions	64,613,067	691,607,851	538,527,779	(30,035,499)	(46,209,477)
Net assets at beginning of year	7,994,128	158,048,008	84,177,756	195,757,797	269,942,381
Net assets at end of year	$77,086,692	$948,181,416	$675,916,308	$224,310,750	$269,823,645

Accumulation unit activity
Units outstanding at beginning of year	7,951,208	152,951,962	82,581,064	78,620,062	87,712,344
Contract purchase payments	37,314,339	320,581,913	316,255,583	875,122	804,804
Net transfers(1)	24,975,197	324,017,414	190,877,793	127,498	(2,724,170)
Transfers for policy loans	—	—	(5,364)	12,869	8,262
Contract charges	(317,186)	(5,109,192)	(2,684,744)	(69,855)	(67,617)
Contract terminations:
Surrender benefits	(476,035)	(8,732,375)	(4,906,280)	(10,307,265)	(11,012,704)
Death benefits	(161,156)	(1,206,428)	(542,809)	(694,567)	(821,305)
Units outstanding at end of year	69,286,367	782,503,294	581,575,243	68,563,864	73,899,614

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(28,941)	$719,296	$(642,858)	$402,341
Net realized gain (loss) on sales of investments	1,462,825	332,472	1,484,690	(27,467)
Distributions from capital gains	1,167,079	—	1,960,096	—
Net change in unrealized appreciation or depreciation of investments	378,042	6,786,554	11,732,621	174,362
Net increase (decrease) in net assets resulting from operations	2,979,005	7,838,322	14,534,549	549,236

Contract transactions
Contract purchase payments	203,158	383,608	3,359,610	1,257,088
Net transfers(1)	(457,828)	2,972,345	(935,481)	2,845,145
Transfers for policy loans	428	(14,368)	2,718	389
Adjustments to net assets allocated to contracts in payment period	(41,924)	(8,947)	41,188	(1,000)
Contract charges	(20,784)	(46,590)	(32,647)	(3,240)
Contract terminations:
Surrender benefits	(2,814,632)	(4,914,788)	(8,123,116)	(613,308)
Death benefits	(415,250)	(224,791)	(552,250)	(124,850)
Increase (decrease) from contract transactions	(3,546,832)	(1,853,531)	(6,239,978)	3,360,224
Net assets at beginning of year	27,911,161	34,690,366	61,652,222	6,314,881
Net assets at end of year	$27,343,334	$40,675,157	$69,946,793	$10,224,341

Accumulation unit activity
Units outstanding at beginning of year	12,592,825	24,730,172	28,340,785	6,019,417
Contract purchase payments	87,635	251,571	1,366,095	1,144,041
Net transfers(1)	(189,475)	1,929,209	(355,497)	2,587,542
Transfers for policy loans	42	(9,448)	1,016	351
Contract charges	(9,101)	(31,944)	(13,172)	(2,944)
Contract terminations:
Surrender benefits	(1,231,107)	(3,124,221)	(3,287,854)	(554,882)
Death benefits	(184,186)	(144,517)	(227,769)	(114,197)
Units outstanding at end of year	11,066,633	23,600,822	25,823,604	9,079,328

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(36,627)	$(63,630)	$(50,966)	$214,605	$517,861
Net realized gain (loss) on sales of investments	(22,232)	335,523	5,223,728	(5,651,418)	(2,735,824)
Distributions from capital gains	1,777	—	5,472,520	—	—
Net change in unrealized appreciation or depreciation of investments	247,996	(468,489)	(2,204,042)	2,425,223	16,162,907
Net increase (decrease) in net assets resulting from operations	190,914	(196,596)	8,441,240	(3,011,590)	13,944,944

Contract transactions
Contract purchase payments	777,744	101,084	804,918	1,932,446	2,756,517
Net transfers(1)	(333,308)	(842,654)	(3,688,875)	(5,967,325)	2,940,381
Transfers for policy loans	1,088	189	26,006	111,177	2,300
Adjustments to net assets allocated to contracts in payment period	—	—	43,187	(29,711)	(9,018)
Contract charges	(4,150)	(7,488)	(67,950)	(171,319)	(19,431)
Contract terminations:
Surrender benefits	(562,832)	(846,488)	(12,412,839)	(18,185,810)	(3,727,735)
Death benefits	(130,341)	(47,516)	(1,220,588)	(1,167,606)	(800,080)
Increase (decrease) from contract transactions	(251,799)	(1,642,873)	(16,516,141)	(23,478,148)	1,142,934
Net assets at beginning of year	7,672,861	8,204,934	96,796,280	154,352,394	34,207,106
Net assets at end of year	$7,611,976	$6,365,465	$88,721,379	$127,862,656	$49,294,984

Accumulation unit activity
Units outstanding at beginning of year	7,148,770	5,932,595	52,090,437	106,604,969	47,077,980
Contract purchase payments	723,788	75,479	429,512	1,554,054	3,244,307
Net transfers(1)	(297,894)	(653,880)	(1,920,462)	(4,387,063)	3,640,057
Transfers for policy loans	1,008	207	13,384	76,123	2,186
Contract charges	(3,835)	(5,598)	(36,027)	(116,563)	(22,708)
Contract terminations:
Surrender benefits	(515,646)	(631,954)	(6,527,925)	(12,339,827)	(4,293,252)
Death benefits	(123,569)	(34,447)	(655,140)	(786,154)	(939,980)
Units outstanding at end of year	6,932,622	4,682,402	43,393,779	90,605,539	48,708,590

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$26,179	$370,557	$(190,133)	$365,765	$140,542
Net realized gain (loss) on sales of investments	128,669	1,556,901	1,418,990	1,804,751	(1,885,765)
Distributions from capital gains	—	2,639,466	1,146,770	—	—
Net change in unrealized appreciation or depreciation of investments	(824,938)	6,767,021	(1,547,999)	5,139,185	4,067,479
Net increase (decrease) in net assets resulting from operations	(670,090)	11,333,945	827,628	7,309,701	2,322,256

Contract transactions
Contract purchase payments	134,465	799,055	437,836	369,479	5,380,750
Net transfers(1)	(563,958)	12,566,583	(1,891,617)	(411,126)	(632,827)
Transfers for policy loans	(2,246)	3,343	5,249	14,707	14,785
Adjustments to net assets allocated to contracts in payment period	(3,468)	14,295	9,500	(33,202)	(328,179)
Contract charges	(3,959)	(45,194)	(20,118)	(13,238)	(39,590)
Contract terminations:
Surrender benefits	(1,152,248)	(6,669,503)	(2,865,704)	(4,266,337)	(6,476,740)
Death benefits	(117,695)	(457,593)	(160,827)	(494,864)	(698,226)
Increase (decrease) from contract transactions	(1,709,109)	6,210,986	(4,485,681)	(4,834,581)	(2,780,027)
Net assets at beginning of year	11,149,401	51,690,305	29,263,741	40,803,907	77,614,706
Net assets at end of year	$8,770,202	$69,235,236	$25,605,688	$43,279,027	$77,156,935

Accumulation unit activity
Units outstanding at beginning of year	7,579,921	27,860,030	15,654,149	14,989,746	66,771,270
Contract purchase payments	96,004	383,285	234,799	129,436	4,689,570
Net transfers(1)	(407,238)	6,185,301	(1,011,232)	(171,927)	(347,189)
Transfers for policy loans	(2,081)	2,727	3,024	5,056	12,102
Contract charges	(2,847)	(22,796)	(10,936)	(4,657)	(34,314)
Contract terminations:
Surrender benefits	(824,030)	(3,359,986)	(1,547,351)	(1,484,573)	(5,574,549)
Death benefits	(84,126)	(233,656)	(86,056)	(170,680)	(606,600)
Units outstanding at end of year	6,355,603	30,814,905	13,236,397	13,292,401	64,910,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$203,129	$(3,699,894)	$(27,947)	$(652,737)	$(3,452,851)
Net realized gain (loss) on sales of investments	314,784	7,651,653	(282,761)	679,715	20,915,405
Distributions from capital gains	586,957	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	340,350	14,819,619	526,361	5,044,919	5,162,754
Net increase (decrease) in net assets resulting from operations	1,445,220	18,771,378	215,653	5,071,897	22,625,308

Contract transactions
Contract purchase payments	346,915	23,568,506	617,684	7,301,128	3,899,307
Net transfers(1)	(7,404)	91,562,859	612,229	18,013,393	(15,991,170)
Transfers for policy loans	13,335	95,661	160	(1,634)	357,353
Adjustments to net assets allocated to contracts in payment period	(6,260)	(301,477)	—	33,806	(572,071)
Contract charges	(17,431)	(215,565)	(834)	(33,646)	(495,273)
Contract terminations:
Surrender benefits	(2,442,420)	(31,372,190)	(208,102)	(4,840,327)	(34,538,371)
Death benefits	(338,564)	(5,681,928)	(17,351)	(608,286)	(4,189,261)
Increase (decrease) from contract transactions	(2,451,829)	77,655,866	1,003,786	19,864,434	(51,529,486)
Net assets at beginning of year	22,160,355	322,448,233	2,104,945	53,332,962	373,287,715
Net assets at end of year	$21,153,746	$418,875,477	$3,324,384	$78,269,293	$344,383,537

Accumulation unit activity
Units outstanding at beginning of year	14,554,135	169,240,890	3,877,066	38,724,793	223,570,014
Contract purchase payments	218,564	13,532,463	1,063,251	5,188,456	2,347,382
Net transfers(1)	6,175	51,382,489	957,858	12,886,932	(9,846,264)
Transfers for policy loans	8,430	38,215	284	(1,243)	198,168
Contract charges	(11,185)	(111,784)	(1,431)	(23,921)	(311,706)
Contract terminations:
Surrender benefits	(1,562,085)	(16,468,954)	(358,112)	(3,410,747)	(21,474,027)
Death benefits	(217,856)	(3,030,445)	(29,123)	(431,539)	(2,635,613)
Units outstanding at end of year	12,996,178	214,582,874	5,509,793	52,932,731	191,847,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(49,201)	$(5,426,268)	$119,412	$(1,171,358)	$(1,133,774)
Net realized gain (loss) on sales of investments	(52,608)	39,735,240	(65,549)	1,195,341	(5,496,951)
Distributions from capital gains	—	—	—	—	3,285,472
Net change in unrealized appreciation or depreciation of investments	(72,587)	34,948,848	627,461	5,498,550	1,691,112
Net increase (decrease) in net assets resulting from operations	(174,396)	69,257,820	681,324	5,522,533	(1,654,141)

Contract transactions
Contract purchase payments	270,043	6,081,970	527,162	2,202,906	1,000,194
Net transfers(1)	(506,130)	(14,047,678)	1,456,937	(9,645,896)	(6,664,185)
Transfers for policy loans	1,837	187,901	(1,170)	72,539	44,239
Adjustments to net assets allocated to contracts in payment period	—	(437,372)	(8,244)	(108,230)	(19,563)
Contract charges	(2,316)	(496,991)	(3,351)	(160,298)	(164,641)
Contract terminations:
Surrender benefits	(497,937)	(71,752,907)	(925,663)	(16,790,039)	(16,002,445)
Death benefits	(8,339)	(7,684,063)	(26,409)	(1,090,263)	(2,107,857)
Increase (decrease) from contract transactions	(742,842)	(88,149,140)	1,019,262	(25,519,281)	(23,914,258)
Net assets at beginning of year	5,116,008	600,827,672	7,633,118	145,955,156	131,895,570
Net assets at end of year	$4,198,770	$581,936,352	$9,333,704	$125,958,408	$106,327,171

Accumulation unit activity
Units outstanding at beginning of year	5,665,681	284,855,990	8,568,339	79,794,841	86,487,959
Contract purchase payments	306,967	2,911,571	542,725	1,245,096	662,294
Net transfers(1)	(574,750)	(6,202,118)	1,415,639	(4,894,400)	(4,380,983)
Transfers for policy loans	2,047	88,656	(1,114)	41,539	29,518
Contract charges	(2,605)	(231,559)	(3,520)	(82,219)	(106,417)
Contract terminations:
Surrender benefits	(561,065)	(31,279,212)	(951,897)	(8,585,401)	(10,018,211)
Death benefits	(9,371)	(3,374,542)	(27,475)	(575,128)	(1,370,194)
Units outstanding at end of year	4,826,904	246,768,786	9,542,697	66,944,328	71,303,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(1,484,284)	$14,771,674	$19,067,930	$3,289,298	$(1,170,223)
Net realized gain (loss) on sales of investments	5,805	(200,253)	(5,721,683)	(540,000)	11,736,233
Distributions from capital gains	—	—	8,704,052	271,122	—
Net change in unrealized appreciation or depreciation of investments	(5,806)	15,119,077	(7,102,312)	13,476,815	(10,913,099)
Net increase (decrease) in net assets resulting from operations	(1,484,285)	29,690,498	14,947,987	16,497,235	(347,089)

Contract transactions
Contract purchase payments	8,290,766	2,273,101	1,155,380	3,657,782	1,590,056
Net transfers(1)	24,169,133	(7,347,050)	61,953,198	350,548	(14,611,994)
Transfers for policy loans	179,074	4,779	18,332	103,484	58,486
Adjustments to net assets allocated to contracts in payment period	164,337	(236,745)	20,587	(187,136)	7,673
Contract charges	(160,265)	(187,233)	(219,749)	(553,878)	(125,617)
Contract terminations:
Surrender benefits	(41,591,610)	(37,275,861)	(23,155,061)	(57,405,593)	(15,980,279)
Death benefits	(2,449,681)	(4,315,782)	(2,425,446)	(7,128,712)	(2,054,844)
Increase (decrease) from contract transactions	(11,398,246)	(47,084,791)	37,347,241	(61,163,505)	(31,116,519)
Net assets at beginning of year	166,144,821	300,720,023	130,021,015	458,449,232	155,892,320
Net assets at end of year	$153,262,290	$283,325,730	$182,316,243	$413,782,962	$124,428,712

Accumulation unit activity
Units outstanding at beginning of year	149,791,417	138,676,666	71,367,672	271,784,730	123,331,078
Contract purchase payments	7,686,927	1,051,030	609,661	2,164,228	1,242,598
Net transfers(1)	22,340,579	(3,286,240)	32,770,138	524,883	(11,658,980)
Transfers for policy loans	157,590	1,506	9,573	62,094	45,637
Contract charges	(144,638)	(82,362)	(114,492)	(322,248)	(102,806)
Contract terminations:
Surrender benefits	(37,826,365)	(16,169,322)	(11,931,610)	(32,438,075)	(13,179,456)
Death benefits	(2,271,235)	(1,882,252)	(1,269,587)	(4,133,866)	(1,726,923)
Units outstanding at end of year	139,734,275	118,309,026	91,441,355	237,641,746	97,951,148

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(2,095,902)	$656,516	$127,920	$(785,352)	$(664,842)
Net realized gain (loss) on sales of investments	9,106,089	(367,869)	221,113	6,359,320	5,504,034
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,214,418	728,551	(153,293)	(4,962,449)	3,936,480
Net increase (decrease) in net assets resulting from operations	22,224,605	1,017,198	195,740	611,519	8,775,672

Contract transactions
Contract purchase payments	17,758,421	2,626,244	1,578,745	978,112	775,912
Net transfers(1)	10,802,004	11,222,774	4,088,630	(5,725,234)	(5,392,467)
Transfers for policy loans	(8,330)	(7,806)	(1,407)	72,418	13,178
Adjustments to net assets allocated to contracts in payment period	190,769	(12,874)	84,836	(40,641)	10,552
Contract charges	(130,956)	(11,909)	(7,034)	(68,238)	(56,706)
Contract terminations:
Surrender benefits	(18,801,581)	(3,150,791)	(1,733,083)	(8,576,446)	(8,960,345)
Death benefits	(1,621,344)	(1,069,578)	(161,826)	(892,831)	(638,869)
Increase (decrease) from contract transactions	8,188,983	9,596,060	3,848,861	(14,252,860)	(14,248,745)
Net assets at beginning of year	211,511,578	18,594,897	12,089,036	88,863,295	78,816,383
Net assets at end of year	$241,925,166	$29,208,155	$16,133,637	$75,221,954	$73,343,310

Accumulation unit activity
Units outstanding at beginning of year	127,926,882	18,413,337	12,314,760	48,189,254	41,416,059
Contract purchase payments	10,342,888	2,493,446	1,535,087	551,681	418,490
Net transfers(1)	5,894,143	11,035,263	4,039,309	(3,115,011)	(2,752,700)
Transfers for policy loans	(1,687)	(7,195)	(1,263)	40,934	5,881
Contract charges	(77,033)	(11,507)	(6,813)	(37,961)	(29,277)
Contract terminations:
Surrender benefits	(11,193,807)	(3,087,755)	(1,655,514)	(4,658,177)	(4,433,838)
Death benefits	(958,132)	(1,002,702)	(155,844)	(521,468)	(346,751)
Units outstanding at end of year	131,933,254	27,832,887	16,069,722	40,449,252	34,277,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$490,617	$(288,608)	$(421,322)	$1,994,272	$(206,964)
Net realized gain (loss) on sales of investments	1,300,395	2,849,192	3,444,706	243,398	(6,815,970)
Distributions from capital gains	—	—	—	799,448	—
Net change in unrealized appreciation or depreciation of investments	(8,360,281)	2,770,548	2,614,410	(1,171,097)	9,341,625
Net increase (decrease) in net assets resulting from operations	(6,569,269)	5,331,132	5,637,794	1,866,021	2,318,691

Contract transactions
Contract purchase payments	1,169,487	268,340	538,578	1,610,490	537,873
Net transfers(1)	22,147,664	(2,556,572)	(2,855,335)	2,611,140	(1,854,537)
Transfers for policy loans	61,535	(4,837)	27,376	32,454	17,431
Adjustments to net assets allocated to contracts in payment period	58,738	(3,930)	(12,281)	(11,386)	(41,798)
Contract charges	(68,284)	(21,869)	(39,113)	(79,673)	(17,893)
Contract terminations:
Surrender benefits	(9,831,224)	(4,632,529)	(5,614,747)	(13,975,948)	(2,550,812)
Death benefits	(1,274,898)	(345,221)	(464,175)	(1,525,164)	(225,822)
Increase (decrease) from contract transactions	12,263,018	(7,296,618)	(8,419,697)	(11,338,087)	(4,135,558)
Net assets at beginning of year	83,040,382	35,587,678	52,102,797	107,794,046	23,648,124
Net assets at end of year	$88,734,131	$33,622,192	$49,320,894	$98,321,980	$21,831,257

Accumulation unit activity
Units outstanding at beginning of year	59,940,899	19,233,860	20,664,297	81,827,094	50,299,336
Contract purchase payments	925,675	142,909	218,105	1,218,471	1,090,199
Net transfers(1)	18,392,413	(1,443,406)	(1,140,318)	2,077,920	(3,897,980)
Transfers for policy loans	47,240	(1,471)	7,558	25,122	34,762
Contract charges	(54,682)	(11,538)	(15,331)	(58,956)	(36,135)
Contract terminations:
Surrender benefits	(7,970,805)	(2,363,888)	(2,153,911)	(10,300,378)	(5,149,601)
Death benefits	(1,036,332)	(189,278)	(187,557)	(1,121,938)	(455,937)
Units outstanding at end of year	70,244,408	15,367,188	17,392,843	73,667,335	41,884,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1(2)	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$1,160,044	$(953,929)	$29,938	$(822,546)	$(308,289)
Net realized gain (loss) on sales of investments	(1,208,700)	(9,703,934)	(122,381)	1,171,813	3,098,496
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,905,219)	18,465,157	182,250	6,527,702	41,950
Net increase (decrease) in net assets resulting from operations	(2,953,875)	7,807,294	89,807	6,876,969	2,832,157

Contract transactions
Contract purchase payments	1,733,830	640,719	857,932	942,899	288,831
Net transfers(1)	5,164,175	(3,850,143)	1,164,576	132,855,020	(2,387,630)
Transfers for policy loans	(1,480)	20,928	59	(1,275)	3,137
Adjustments to net assets allocated to contracts in payment period	(79)	140,853	—	245,954	(11,649)
Contract charges	(14,772)	(257,417)	(1,549)	(95,328)	(81,842)
Contract terminations:
Surrender benefits	(1,984,396)	(13,902,297)	(194,809)	(12,416,575)	(3,696,013)
Death benefits	(141,845)	(1,489,713)	—	(796,343)	(305,283)
Increase (decrease) from contract transactions	4,755,433	(18,697,070)	1,826,209	120,734,352	(6,190,449)
Net assets at beginning of year	21,773,138	111,255,070	3,199,084	—	36,243,425
Net assets at end of year	$23,574,696	$100,365,294	$5,115,100	$127,611,321	$32,885,133

Accumulation unit activity
Units outstanding at beginning of year	19,615,032	81,587,832	3,225,319	—	24,828,897
Contract purchase payments	1,606,778	451,698	863,603	888,965	199,213
Net transfers(1)	4,347,910	(2,766,077)	1,131,598	131,976,623	(1,598,779)
Transfers for policy loans	(1,322)	14,940	75	(1,529)	2,130
Contract charges	(13,574)	(178,624)	(1,548)	(89,354)	(54,866)
Contract terminations:
Surrender benefits	(1,837,891)	(9,666,876)	(193,518)	(11,623,058)	(2,448,845)
Death benefits	(128,075)	(1,045,774)	—	(744,108)	(205,748)
Units outstanding at end of year	23,588,858	68,397,119	5,025,529	120,407,539	20,722,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(215,474)	$(52,812)	$227,192	$4,479,490	$(1,565,047)
Net realized gain (loss) on sales of investments	1,034,863	(32,311)	(371,312)	(1,430,456)	9,350,540
Distributions from capital gains	—	73,911	—	—	37,349,457
Net change in unrealized appreciation or depreciation of investments	3,574,539	(81,565)	1,019,271	10,228,190	(17,488,232)
Net increase (decrease) in net assets resulting from operations	4,393,928	(92,777)	875,151	13,277,224	27,646,718

Contract transactions
Contract purchase payments	320,409	2,938,505	782,307	2,168,494	14,677,120
Net transfers(1)	6,356,735	6,845,524	(1,449,345)	(5,002,536)	(30,555,524)
Transfers for policy loans	868	123	10,076	13,105	(12,203)
Adjustments to net assets allocated to contracts in payment period	16,701	—	(1,513)	(7,037)	(157,578)
Contract charges	(18,831)	(4,695)	(12,100)	(145,564)	(265,370)
Contract terminations:
Surrender benefits	(2,691,013)	(2,169,868)	(2,477,634)	(22,434,469)	(51,728,089)
Death benefits	(171,235)	(58,346)	(193,735)	(2,561,161)	(3,413,148)
Increase (decrease) from contract transactions	3,813,634	7,551,243	(3,341,944)	(27,969,168)	(71,454,792)
Net assets at beginning of year	20,942,382	11,544,033	23,377,676	187,969,132	474,192,485
Net assets at end of year	$29,149,944	$19,002,499	$20,910,883	$173,277,188	$430,384,411

Accumulation unit activity
Units outstanding at beginning of year	9,983,926	11,656,866	24,733,445	149,366,695	275,836,555
Contract purchase payments	144,465	2,946,380	804,378	1,681,061	8,530,085
Net transfers(1)	2,753,731	6,832,838	(1,518,662)	(4,324,662)	(17,823,961)
Transfers for policy loans	105	123	10,469	9,962	(7,242)
Contract charges	(8,351)	(4,704)	(12,405)	(111,715)	(154,494)
Contract terminations:
Surrender benefits	(1,165,866)	(2,173,513)	(2,525,191)	(17,120,207)	(29,948,566)
Death benefits	(74,996)	(59,102)	(201,405)	(1,992,133)	(2,003,900)
Units outstanding at end of year	11,633,014	19,198,888	21,290,629	127,509,001	234,428,477

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$324,187	$(381,316)	$58,503	$1,824,682	$402,637
Net realized gain (loss) on sales of investments	1,347,043	2,429,771	(8,893)	(236,280)	(3,696,007)
Distributions from capital gains	2,724,729	5,720,092	21,562	—	—
Net change in unrealized appreciation or depreciation of investments	1,694,488	1,522,326	(949,542)	2,296,056	3,226,386
Net increase (decrease) in net assets resulting from operations	6,090,447	9,290,873	(878,370)	3,884,458	(66,984)

Contract transactions
Contract purchase payments	368,676	785,669	199,082	5,152,405	1,442,281
Net transfers(1)	(1,981,376)	(5,712,827)	(959,450)	16,983,813	(4,778,884)
Transfers for policy loans	40,815	60,987	(12,705)	14,083	38,511
Adjustments to net assets allocated to contracts in payment period	(20,390)	26,556	7,850	(20,607)	(37,055)
Contract charges	(19,682)	(36,492)	(5,789)	(25,095)	(96,708)
Contract terminations:
Surrender benefits	(4,466,561)	(8,817,857)	(1,439,407)	(5,010,652)	(14,681,815)
Death benefits	(399,434)	(906,550)	(135,499)	(397,937)	(1,321,058)
Increase (decrease) from contract transactions	(6,477,952)	(14,600,514)	(2,345,918)	16,696,010	(19,434,728)
Net assets at beginning of year	45,766,135	94,228,396	15,336,390	52,765,224	130,836,071
Net assets at end of year	$45,378,630	$88,918,755	$12,112,102	$73,345,692	$111,334,359

Accumulation unit activity
Units outstanding at beginning of year	26,111,674	17,468,763	10,569,324	53,859,739	62,987,646
Contract purchase payments	205,554	144,810	144,373	4,997,775	742,955
Net transfers(1)	(1,114,493)	(1,046,495)	(698,232)	16,449,096	(2,354,407)
Transfers for policy loans	22,340	10,728	(9,723)	13,558	15,079
Contract charges	(10,976)	(6,747)	(4,236)	(24,556)	(43,421)
Contract terminations:
Surrender benefits	(2,478,890)	(1,612,729)	(1,050,094)	(4,844,014)	(6,401,204)
Death benefits	(224,943)	(164,697)	(97,615)	(385,838)	(562,375)
Units outstanding at end of year	22,510,266	14,793,633	8,853,797	70,065,760	54,384,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,967,609	$(118,935)	$723,355	$(8,879)	$19,270
Net realized gain (loss) on sales of investments	(1,705,892)	1,811,718	22,225	(83,542)	3,339
Distributions from capital gains	—	19,043,993	86,648	—	168,753
Net change in unrealized appreciation or depreciation of investments	5,631,053	11,992,811	18,365,205	66,549	1,063,509
Net increase (decrease) in net assets resulting from operations	5,892,770	32,729,587	19,197,433	(25,872)	1,254,871

Contract transactions
Contract purchase payments	3,500,182	4,113,904	1,305,408	706,753	55,315
Net transfers(1)	(2,849,990)	1,334,897	(12,081,377)	110,540	(352,951)
Transfers for policy loans	731	27,879	35,601	(910)	5,962
Adjustments to net assets allocated to contracts in payment period	21,944	(27,628)	(97,957)	—	(3,889)
Contract charges	(24,521)	(77,968)	(171,240)	(1,858)	(2,697)
Contract terminations:
Surrender benefits	(3,711,843)	(14,060,367)	(23,201,348)	(257,790)	(548,555)
Death benefits	(708,722)	(1,040,923)	(1,924,499)	(60,094)	(75,024)
Increase (decrease) from contract transactions	(3,772,219)	(9,730,206)	(36,135,412)	496,641	(921,839)
Net assets at beginning of year	51,973,041	120,884,612	181,065,429	4,092,573	6,430,750
Net assets at end of year	$54,093,592	$143,883,993	$164,127,450	$4,563,342	$6,763,782

Accumulation unit activity
Units outstanding at beginning of year	50,948,986	45,434,707	46,292,401	4,494,331	2,386,887
Contract purchase payments	3,270,912	1,598,086	344,458	787,091	19,866
Net transfers(1)	(3,091,698)	749,530	(3,066,031)	125,433	(131,830)
Transfers for policy loans	680	5,709	9,941	(996)	1,949
Contract charges	(23,127)	(25,884)	(43,084)	(2,068)	(965)
Contract terminations:
Surrender benefits	(3,454,927)	(4,494,641)	(5,733,817)	(286,642)	(193,358)
Death benefits	(668,131)	(372,762)	(479,349)	(67,735)	(28,594)
Units outstanding at end of year	46,982,695	42,894,745	37,324,519	5,049,414	2,053,955

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$452,458	$(102,294)	$(313,363)	$578,783	$(514,882)
Net realized gain (loss) on sales of investments	5,911,125	555,400	(1,090,327)	8,865,558	702,252
Distributions from capital gains	4,035,470	1,096,360	—	11,430,390	8,312,516
Net change in unrealized appreciation or depreciation of investments	555,365	(1,423,314)	4,892,435	794,981	(17,091,176)
Net increase (decrease) in net assets resulting from operations	10,954,418	126,152	3,488,745	21,669,712	(8,591,290)

Contract transactions
Contract purchase payments	923,860	152,618	2,209,924	1,207,719	785,934
Net transfers(1)	(6,780,232)	(567,429)	5,240,767	(10,302,767)	(9,456,557)
Transfers for policy loans	3,002	13,387	5,853	14,143	7,330
Adjustments to net assets allocated to contracts in payment period	(47,109)	(1,491)	297,185	(14,524)	(14,998)
Contract charges	(201,175)	(7,465)	(19,121)	(313,237)	(40,742)
Contract terminations:
Surrender benefits	(15,300,389)	(1,118,274)	(3,134,305)	(19,804,890)	(7,578,017)
Death benefits	(1,095,673)	(112,432)	(394,303)	(1,387,919)	(562,901)
Increase (decrease) from contract transactions	(22,497,716)	(1,641,086)	4,206,000	(30,601,475)	(16,859,951)
Net assets at beginning of year	129,547,575	13,593,306	35,265,297	160,796,370	72,932,865
Net assets at end of year	$118,004,277	$12,078,372	$42,960,042	$151,864,607	$47,481,624

Accumulation unit activity
Units outstanding at beginning of year	74,052,119	8,992,938	36,247,226	87,865,742	32,922,808
Contract purchase payments	514,269	103,285	2,114,650	673,094	392,839
Net transfers(1)	(3,833,294)	(386,188)	4,783,659	(5,505,222)	(4,762,218)
Transfers for policy loans	2,098	8,808	5,331	9,750	3,909
Contract charges	(112,507)	(5,116)	(18,578)	(166,209)	(20,392)
Contract terminations:
Surrender benefits	(8,626,906)	(759,503)	(3,011,250)	(10,438,340)	(3,813,032)
Death benefits	(617,727)	(77,734)	(388,779)	(733,757)	(285,642)
Units outstanding at end of year	61,378,052	7,876,490	39,732,259	71,705,058	24,438,272

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
Operations
Investment income (loss) — net	$206,007	$(155,662)	$(107,506)	$(110,905)	$791,733
Net realized gain (loss) on sales of investments	2,434,000	430,162	(6,091,600)	610,033	(37,447)
Distributions from capital gains	—	2,070,492	—	1,153,414	—
Net change in unrealized appreciation or depreciation of investments	(4,019,365)	(2,156,144)	5,046,127	(177,063)	(391,280)
Net increase (decrease) in net assets resulting from operations	(1,379,358)	188,848	(1,152,979)	1,475,479	363,006

Contract transactions
Contract purchase payments	1,078,243	156,788	1,035,568	130,046	4,670,202
Net transfers(1)	(3,956,830)	5,461,918	(10,888,654)	(359,552)	13,745,360
Transfers for policy loans	52,435	7,322	2,544	13,266	(3,764)
Adjustments to net assets allocated to contracts in payment period	66,910	8,044	(101,695)	(1,051)	(8,765)
Contract charges	(78,684)	(11,436)	(14,015)	(8,394)	(17,669)
Contract terminations:
Surrender benefits	(10,764,475)	(1,709,670)	(2,156,179)	(1,627,690)	(4,473,089)
Death benefits	(888,936)	(342,726)	(1,137,407)	(60,795)	(579,352)
Increase (decrease) from contract transactions	(14,491,337)	3,570,240	(13,259,838)	(1,914,170)	13,332,923
Net assets at beginning of year	92,916,792	15,598,338	33,022,439	14,195,391	39,812,510
Net assets at end of year	$77,046,097	$19,357,426	$18,609,622	$13,756,700	$53,508,439

Accumulation unit activity
Units outstanding at beginning of year	58,758,100	10,875,096	31,993,900	11,613,589	39,412,118
Contract purchase payments	700,051	113,036	1,052,250	101,726	4,537,515
Net transfers(1)	(2,599,144)	4,005,375	(11,039,918)	(270,015)	13,328,579
Transfers for policy loans	31,693	5,182	2,439	10,286	(3,606)
Contract charges	(51,304)	(8,181)	(14,196)	(6,520)	(17,049)
Contract terminations:
Surrender benefits	(6,808,975)	(1,227,273)	(2,182,687)	(1,280,050)	(4,310,456)
Death benefits	(561,143)	(248,085)	(1,143,215)	(45,360)	(561,702)
Units outstanding at end of year	49,469,278	13,515,150	18,668,573	10,123,656	52,385,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$3,423	$(137,775)	$965,206	$(269,658)	$(140,652)
Net realized gain (loss) on sales of investments	(342,751)	847,366	(2,277,048)	1,127,943	(225,488)
Distributions from capital gains	235,231	675,576	818,172	3,061,043	59,864
Net change in unrealized appreciation or depreciation of investments	280,432	867,381	(1,844,796)	(4,273,719)	686,505
Net increase (decrease) in net assets resulting from operations	176,335	2,252,548	(2,338,466)	(354,391)	380,229

Contract transactions
Contract purchase payments	582,840	224,548	352,442	1,633,922	1,320,931
Net transfers(1)	(3,141,244)	(554,308)	(2,056,824)	(3,727,114)	(1,520,821)
Transfers for policy loans	—	2,785	36,044	13,138	(2,094)
Adjustments to net assets allocated to contracts in payment period	(161,912)	10,482	(13,248)	(2,363)	—
Contract charges	(6,595)	(10,460)	(16,395)	(79,431)	(9,227)
Contract terminations:
Surrender benefits	(952,646)	(2,184,224)	(2,426,897)	(5,278,436)	(3,270,025)
Death benefits	(102,055)	(50,175)	(344,457)	(405,841)	(84,143)
Increase (decrease) from contract transactions	(3,781,612)	(2,561,352)	(4,469,335)	(7,846,125)	(3,565,379)
Net assets at beginning of year	10,556,046	19,199,964	30,219,433	53,074,982	18,041,940
Net assets at end of year	$6,950,769	$18,891,160	$23,411,632	$44,874,466	$14,856,790

Accumulation unit activity
Units outstanding at beginning of year	8,903,912	21,049,420	24,945,865	33,433,242	16,047,854
Contract purchase payments	498,385	241,002	319,310	1,041,402	1,154,717
Net transfers(1)	(2,661,869)	(534,665)	(1,862,983)	(2,340,022)	(1,325,585)
Transfers for policy loans	—	1,619	33,126	8,565	(1,847)
Contract charges	(5,618)	(10,726)	(14,876)	(51,596)	(8,106)
Contract terminations:
Surrender benefits	(811,000)	(2,334,332)	(2,189,909)	(3,370,951)	(2,855,826)
Death benefits	(87,190)	(51,956)	(317,068)	(264,193)	(76,863)
Units outstanding at end of year	5,836,620	18,360,362	20,913,465	28,456,447	12,934,344

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(320,306)	$(274,258)	$5,180,827	$212,429	$(276,565)
Net realized gain (loss) on sales of investments	(1,049,629)	(279,052)	197,307	1,571,507	(2,426,826)
Distributions from capital gains	7,345,781	1,533,232	4,424,526	—	1,372,229
Net change in unrealized appreciation or depreciation of investments	(2,907,635)	1,298,528	8,734,181	(728,515)	(1,903,547)
Net increase (decrease) in net assets resulting from operations	3,068,211	2,278,450	18,536,841	1,055,421	(3,234,709)

Contract transactions
Contract purchase payments	595,773	333,510	5,983,976	581,322	896,889
Net transfers(1)	(268,856)	(2,484,481)	(10,137,340)	(2,777,069)	(4,411,149)
Transfers for policy loans	24,607	19,634	43,424	3,334	15,451
Adjustments to net assets allocated to contracts in payment period	(22,103)	(11,722)	(43,159)	(5,417)	(9,641)
Contract charges	(43,068)	(24,944)	(122,676)	(40,545)	(18,299)
Contract terminations:
Surrender benefits	(8,416,110)	(3,489,727)	(20,050,000)	(6,208,512)	(3,351,831)
Death benefits	(494,148)	(408,898)	(2,155,135)	(482,898)	(364,636)
Increase (decrease) from contract transactions	(8,623,905)	(6,066,628)	(26,480,910)	(8,929,785)	(7,243,216)
Net assets at beginning of year	66,041,982	35,639,593	190,029,278	53,052,319	35,166,775
Net assets at end of year	$60,486,288	$31,851,415	$182,085,209	$45,177,955	$24,688,850

Accumulation unit activity
Units outstanding at beginning of year	67,424,929	20,210,024	79,767,962	38,954,491	20,714,793
Contract purchase payments	594,754	190,394	2,526,361	420,467	585,355
Net transfers(1)	(319,038)	(1,430,257)	(3,880,826)	(2,109,801)	(2,822,122)
Transfers for policy loans	24,794	11,366	17,238	2,817	9,070
Contract charges	(42,817)	(14,202)	(47,247)	(29,067)	(11,660)
Contract terminations:
Surrender benefits	(8,329,635)	(1,992,379)	(7,446,389)	(4,457,758)	(2,153,438)
Death benefits	(491,852)	(240,570)	(880,014)	(350,637)	(232,345)
Units outstanding at end of year	58,861,135	16,734,376	70,057,085	32,430,512	16,089,653

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(43,372)	$(33,550)	$(172,492)	$13,917,758	$(591,440)
Net realized gain (loss) on sales of investments	130,449	(102,946)	807,445	(4,474,548)	567,307
Distributions from capital gains	76,473	15,779	7,065,565	—	3,255,379
Net change in unrealized appreciation or depreciation of investments	(566,915)	58,857	(9,482,748)	10,250,426	9,848,649
Net increase (decrease) in net assets resulting from operations	(403,365)	(61,860)	(1,782,230)	19,693,636	13,079,895

Contract transactions
Contract purchase payments	134,217	471,156	3,363,401	4,489,587	3,329,870
Net transfers(1)	(145,292)	(398,180)	(8,993,489)	(30,607,099)	(1,625,879)
Transfers for policy loans	7,761	181	(396)	53,116	(1,954)
Adjustments to net assets allocated to contracts in payment period	(124)	—	(34,788)	(223,967)	2,851
Contract charges	(22,116)	(1,984)	(58,231)	(390,934)	(49,490)
Contract terminations:
Surrender benefits	(1,832,053)	(328,041)	(10,239,313)	(50,957,223)	(8,639,195)
Death benefits	(87,536)	(9,315)	(618,192)	(4,465,850)	(549,928)
Increase (decrease) from contract transactions	(1,945,143)	(266,183)	(16,581,008)	(82,102,370)	(7,533,725)
Net assets at beginning of year	16,012,826	3,400,054	116,212,024	407,153,909	86,026,028
Net assets at end of year	$13,664,318	$3,072,011	$97,848,786	$344,745,175	$91,572,198

Accumulation unit activity
Units outstanding at beginning of year	14,558,630	3,672,899	60,234,577	270,282,726	41,600,118
Contract purchase payments	125,198	519,789	1,915,784	3,013,743	1,596,938
Net transfers(1)	(116,180)	(444,967)	(4,961,227)	(19,844,723)	(841,830)
Transfers for policy loans	6,913	199	(355)	34,195	(1,017)
Contract charges	(20,492)	(2,182)	(31,588)	(251,447)	(22,844)
Contract terminations:
Surrender benefits	(1,727,152)	(359,520)	(5,405,462)	(32,533,962)	(3,933,692)
Death benefits	(79,928)	(10,283)	(355,116)	(2,904,414)	(260,452)
Units outstanding at end of year	12,746,989	3,375,935	51,396,613	217,796,118	38,137,221

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$1,446,489	$52,780	$156,632	$(32,409)	$(26,645)
Net realized gain (loss) on sales of investments	(3,355,469)	(63,240)	(121,888)	1,497,145	121,355
Distributions from capital gains	—	—	—	2,555,353	—
Net change in unrealized appreciation or depreciation of investments	12,876,638	123,215	154,577	(2,369,775)	2,683,502
Net increase (decrease) in net assets resulting from operations	10,967,658	112,755	189,321	1,650,314	2,778,212

Contract transactions
Contract purchase payments	1,766,814	156,737	2,256,673	320,817	155,573
Net transfers(1)	(9,206,806)	(333,210)	4,560,812	(1,528,509)	(1,047,721)
Transfers for policy loans	16,673	4,287	(4,580)	21,983	10,251
Adjustments to net assets allocated to contracts in payment period	(196,800)	—	—	(3,645)	(19,168)
Contract charges	(108,987)	(1,339)	(4,771)	(19,751)	(7,330)
Contract terminations:
Surrender benefits	(12,235,333)	(179,799)	(1,543,669)	(2,524,204)	(1,749,404)
Death benefits	(1,252,293)	(74,476)	(277,601)	(166,801)	(129,986)
Increase (decrease) from contract transactions	(21,216,732)	(427,800)	4,986,864	(3,900,110)	(2,787,785)
Net assets at beginning of year	103,894,943	4,525,097	13,796,405	27,761,690	17,086,250
Net assets at end of year	$93,645,869	$4,210,052	$18,972,590	$25,511,894	$17,076,677

Accumulation unit activity
Units outstanding at beginning of year	80,430,778	4,723,809	14,008,564	14,935,925	4,659,422
Contract purchase payments	1,311,873	162,287	2,244,278	172,768	42,364
Net transfers(1)	(6,969,744)	(342,196)	4,539,416	(833,533)	(280,488)
Transfers for policy loans	11,329	4,430	(4,459)	11,942	2,700
Contract charges	(79,351)	(1,416)	(4,721)	(10,656)	(1,989)
Contract terminations:
Surrender benefits	(8,873,264)	(189,741)	(1,522,706)	(1,350,018)	(466,564)
Death benefits	(941,169)	(81,336)	(274,698)	(88,102)	(35,614)
Units outstanding at end of year	64,890,452	4,275,837	18,985,674	12,838,326	3,919,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(323,031)	$(6,046)	$(71,237)	$(10,594,502)	$(8,486,961)
Net realized gain (loss) on sales of investments	(1,228,802)	(301,755)	534,838	35,791,727	72,881,937
Distributions from capital gains	28,558	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,075,437	2,121,393	1,279,927	26,799,053	(20,486,985)
Net increase (decrease) in net assets resulting from operations	552,162	1,813,592	1,743,528	51,996,278	43,907,991

Contract transactions
Contract purchase payments	2,082,208	201,583	1,146,106	27,592,631	9,499,109
Net transfers(1)	(2,420,967)	(1,360,687)	4,106,707	(75,390,479)	(74,962,531)
Transfers for policy loans	4,814	19,332	334	81,580	(24,065)
Adjustments to net assets allocated to contracts in payment period	—	(1,461)	42,473	(6,408)	—
Contract charges	(12,810)	(8,267)	(5,708)	(8,945,358)	(5,332,381)
Contract terminations:
Surrender benefits	(2,771,088)	(1,834,173)	(1,093,908)	(46,350,674)	(114,618,994)
Death benefits	(245,814)	(68,963)	(200,408)	(7,593,556)	(2,877,593)
Increase (decrease) from contract transactions	(3,363,657)	(3,052,636)	3,995,596	(110,612,264)	(188,316,455)
Net assets at beginning of year	34,992,777	18,682,242	5,450,430	1,143,770,244	1,014,550,826
Net assets at end of year	$32,181,282	$17,443,198	$11,189,554	$1,085,154,258	$870,142,362

Accumulation unit activity
Units outstanding at beginning of year	37,383,235	5,994,798	10,176,008	767,604,686	678,200,582
Contract purchase payments	2,280,109	63,944	1,269,122	18,579,013	6,349,298
Net transfers(1)	(2,634,947)	(438,477)	4,342,835	(50,175,950)	(49,537,862)
Transfers for policy loans	5,177	5,939	1,001	54,848	(16,572)
Contract charges	(13,989)	(2,645)	(6,909)	(5,995,009)	(3,552,062)
Contract terminations:
Surrender benefits	(3,013,755)	(582,932)	(1,286,738)	(30,693,777)	(75,496,969)
Death benefits	(269,581)	(21,825)	(281,331)	(5,081,131)	(1,903,091)
Units outstanding at end of year	33,736,249	5,018,802	14,213,988	694,292,680	554,043,324

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(5,372,581)	$(6,845,864)	$(3,393,960)	$(10,827,158)	$(71,268,022)
Net realized gain (loss) on sales of investments	9,763,510	22,630,042	1,122,307	1,594,517	6,896,195
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,251,422	1,153,998	6,861,829	29,356,526	247,558,189
Net increase (decrease) in net assets resulting from operations	11,642,351	16,938,176	4,590,176	20,123,885	183,186,362

Contract transactions
Contract purchase payments	12,854,910	2,297,235	77,327,061	244,261,240	1,057,449,722
Net transfers(1)	59,919,526	95,386,505	132,700,680	188,535,157	(127,259,939)
Transfers for policy loans	(6,529)	21,558	(22,140)	41,114	(10,149)
Adjustments to net assets allocated to contracts in payment period	(902)	—	—	(3,802)	(85,075)
Contract charges	(3,212,340)	(4,123,157)	(3,528,330)	(10,934,097)	(80,756,996)
Contract terminations:
Surrender benefits	(41,585,355)	(100,584,163)	(27,384,098)	(32,389,199)	(250,281,447)
Death benefits	(8,323,690)	(12,707,165)	(1,616,599)	(7,051,809)	(27,764,549)
Increase (decrease) from contract transactions	19,645,620	(19,709,187)	177,476,574	382,458,604	571,291,567
Net assets at beginning of year	476,633,782	678,616,700	208,901,352	823,245,802	6,894,913,747
Net assets at end of year	$507,921,753	$675,845,689	$390,968,102	$1,225,828,291	$7,649,391,676

Accumulation unit activity
Units outstanding at beginning of year	404,404,021	573,235,234	205,029,378	787,478,767	6,355,233,958
Contract purchase payments	10,675,738	1,890,501	74,301,378	229,506,097	957,155,470
Net transfers(1)	49,795,459	78,524,219	127,992,031	178,136,607	(116,793,713)
Transfers for policy loans	(5,372)	17,481	(21,658)	39,426	(9,328)
Contract charges	(2,652,169)	(3,397,334)	(3,378,040)	(10,261,597)	(73,825,257)
Contract terminations:
Surrender benefits	(34,338,298)	(82,562,565)	(26,379,503)	(30,662,465)	(234,671,031)
Death benefits	(6,889,952)	(10,560,383)	(1,550,041)	(6,623,850)	(25,386,795)
Units outstanding at end of year	420,989,427	557,147,153	375,993,545	1,147,612,985	6,861,703,304

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(111,398,548)	$(65,539,993)	$(87,556,932)	$(35,733,723)	$(30,493,310)
Net realized gain (loss) on sales of investments	24,306,652	91,782,873	394,589,050	105,420,487	242,236,407
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	351,962,441	205,102,629	28,750,794	81,100,147	(74,463,920)
Net increase (decrease) in net assets resulting from operations	264,870,545	231,345,509	335,782,912	150,786,911	137,279,177

Contract transactions
Contract purchase payments	1,610,660,303	98,491,473	27,206,682	83,979,483	24,870,297
Net transfers(1)	106,703,345	176,058,813	(78,150,353)	(235,445,907)	(251,706,577)
Transfers for policy loans	(90,520)	320,226	439,513	(54,634)	475,064
Adjustments to net assets allocated to contracts in payment period	1,082,357	139,763	—	(698,167)	—
Contract charges	(129,693,471)	(55,498,912)	(59,804,205)	(30,160,829)	(17,530,532)
Contract terminations:
Surrender benefits	(275,526,416)	(367,958,024)	(954,916,542)	(156,036,004)	(393,942,396)
Death benefits	(55,183,966)	(58,380,304)	(98,546,048)	(17,596,008)	(20,925,045)
Increase (decrease) from contract transactions	1,257,951,632	(206,826,965)	(1,163,770,953)	(356,012,066)	(658,759,189)
Net assets at beginning of year	10,207,540,372	6,556,988,935	9,765,609,322	3,797,681,463	3,620,414,827
Net assets at end of year	$11,730,362,549	$6,581,507,479	$8,937,621,281	$3,592,456,308	$3,098,934,815

Accumulation unit activity
Units outstanding at beginning of year	9,075,443,669	4,872,679,622	7,222,345,569	2,674,127,246	2,538,648,239
Contract purchase payments	1,407,766,167	72,592,007	19,889,867	58,651,707	17,326,563
Net transfers(1)	94,690,785	127,356,711	(57,557,975)	(163,988,945)	(175,135,589)
Transfers for policy loans	(78,487)	237,496	319,955	(40,278)	329,853
Contract charges	(113,700,160)	(40,558,886)	(43,564,626)	(21,040,235)	(12,184,450)
Contract terminations:
Surrender benefits	(248,425,300)	(268,522,117)	(691,607,015)	(108,095,982)	(270,711,628)
Death benefits	(48,468,495)	(42,964,720)	(72,096,039)	(12,332,010)	(14,479,425)
Units outstanding at end of year	10,167,228,179	4,720,820,113	6,377,729,736	2,427,281,503	2,083,793,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(14,101,885)	$(18,711,484)	$(777,977)	$529,246	$(2,330,305)
Net realized gain (loss) on sales of investments	26,654,535	74,681,242	7,525,397	(4,155,743)	(5,591,437)
Distributions from capital gains	—	—	—	18,025,341	73,725,747
Net change in unrealized appreciation or depreciation of investments	25,898,653	3,001,663	13,175,441	(19,090,846)	(35,098,344)
Net increase (decrease) in net assets resulting from operations	38,451,303	58,971,421	19,922,861	(4,692,002)	30,705,661

Contract transactions
Contract purchase payments	30,429,317	4,234,635	702,795	2,500,701	2,741,737
Net transfers(1)	53,668,868	24,261,246	(4,756,567)	(13,289,086)	(16,710,152)
Transfers for policy loans	41,801	7,526	45,786	56,737	37,382
Adjustments to net assets allocated to contracts in payment period	48,375	—	(40,597)	(74,343)	(48,701)
Contract charges	(8,729,803)	(10,805,562)	(187,159)	(225,366)	(239,219)
Contract terminations:
Surrender benefits	(92,677,258)	(208,858,185)	(10,816,852)	(27,983,846)	(33,649,385)
Death benefits	(21,128,282)	(39,590,058)	(862,953)	(1,575,042)	(2,407,711)
Increase (decrease) from contract transactions	(38,346,982)	(230,750,398)	(15,915,547)	(40,590,245)	(50,276,049)
Net assets at beginning of year	1,362,064,961	2,012,895,760	91,179,558	241,040,044	289,512,769
Net assets at end of year	$1,362,169,282	$1,841,116,783	$95,186,872	$195,757,797	$269,942,381

Accumulation unit activity
Units outstanding at beginning of year	1,080,403,981	1,588,849,739	38,517,793	94,009,881	105,481,027
Contract purchase payments	23,886,692	3,302,359	298,670	1,061,843	1,067,777
Net transfers(1)	41,267,142	18,631,252	(1,832,350)	(5,391,916)	(6,168,725)
Transfers for policy loans	30,248	6,333	18,141	18,805	12,189
Contract charges	(6,783,286)	(8,365,395)	(77,127)	(87,316)	(87,431)
Contract terminations:
Surrender benefits	(72,020,512)	(161,247,745)	(4,151,716)	(10,378,811)	(11,716,613)
Death benefits	(16,638,185)	(30,752,875)	(345,075)	(612,424)	(875,880)
Units outstanding at end of year	1,050,146,080	1,410,423,668	32,428,336	78,620,062	87,712,344

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$10,534	$702,792	$(576,098)	$292,145
Net realized gain (loss) on sales of investments	1,227,470	(641,685)	(731,460)	(258,643)
Distributions from capital gains	799,921	2,805,230	5,876,067	—
Net change in unrealized appreciation or depreciation of investments	(189,349)	(2,265,770)	(1,043,118)	728,816
Net increase (decrease) in net assets resulting from operations	1,848,576	600,567	3,525,391	762,318

Contract transactions
Contract purchase payments	331,509	450,265	2,021,741	326,364
Net transfers(1)	294,791	(3,252,561)	(4,674,773)	397,809
Transfers for policy loans	14,943	31,623	14,613	467
Adjustments to net assets allocated to contracts in payment period	179,736	(7,897)	(4,340)	(1,064)
Contract charges	(20,632)	(50,989)	(33,396)	(2,802)
Contract terminations:
Surrender benefits	(2,653,989)	(4,237,748)	(6,490,613)	(812,185)
Death benefits	(439,437)	(385,551)	(391,158)	(3,899)
Increase (decrease) from contract transactions	(2,293,079)	(7,452,858)	(9,557,926)	(95,310)
Net assets at beginning of year	28,355,664	41,542,657	67,684,757	5,647,873
Net assets at end of year	$27,911,161	$34,690,366	$61,652,222	$6,314,881

Accumulation unit activity
Units outstanding at beginning of year	13,760,204	30,264,608	33,099,254	6,144,799
Contract purchase payments	161,646	352,885	1,074,420	325,393
Net transfers(1)	146,966	(2,453,705)	(2,427,645)	369,914
Transfers for policy loans	7,109	21,171	7,182	478
Contract charges	(9,972)	(41,327)	(16,644)	(2,850)
Contract terminations:
Surrender benefits	(1,260,141)	(3,125,332)	(3,189,657)	(814,343)
Death benefits	(212,987)	(288,128)	(206,125)	(3,974)
Units outstanding at end of year	12,592,825	24,730,172	28,340,785	6,019,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA Band 3.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AQR Man Fut Strategy, Cl 2	CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (previously Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2))
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Lazard International Equity Advantage Fund (Class 2))

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	67

Division	Fund
CTIVP Loomis Sayles Gro, Cl 1	CTIVPSM – Loomis Sayles Growth Fund (Class 1)(1),(2) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
CTIVP WF Short Duration Govt, Cl 2	CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (previously Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2))
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares (previously Invesco V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Henderson Enterprise, Serv	Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)
Janus Henderson Flex Bond, Serv	Janus Henderson Flexible Bond Portfolio: Service Shares (previously Janus Aspen Series Flexible Bond Portfolio: Service Shares)
Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares(3) (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares (previously Putnam VT Multi-Cap Growth Fund – Class IB Shares)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Division	Fund
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(4) (previously Columbia Variable Portfolio – Managed Risk Fund (Class 2))
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(4) (previously Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2))
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2))
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2))
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(5) (previously Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into CTIVPSM – Loomis Sayles Growth Fund (Class 1) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1)) on April 29, 2016.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.
(3)

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares) merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

(4)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.
(5)	Effective Sept. 18, 2017, the Fund option became available under RAVA Band 3.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	69

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Band 3 contracts.

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

There is no charge if you surrender all or part of your contract during the accumulation phase.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2,158,021
AB VPS Global Thematic Gro, Cl B	1,852,414
AB VPS Gro & Inc, Cl B	10,156,385
AB VPS Intl Val, Cl B	4,635,240
ALPS Alerian Engy Infr, Class III	9,841,831
AC VP Intl, Cl I	371,192
AC VP Mid Cap Val, Cl II	13,104,090
AC VP Ultra, Cl II	4,780,537
AC VP Val, Cl I	1,334,051
BlackRock Global Alloc, Cl III	13,322,735
Calvert VP SRI Bal, Cl I	1,470,797
Col VP Bal, Cl 3	58,435,586
Col VP Commodity Strategy, Cl 2	1,989,639
Col VP Contrarian Core, Cl 2	18,507,240
Col VP Disciplined Core, Cl 3	1,342,615
Col VP Div Abs Return, Cl 2	685,583
Col VP Divd Opp, Cl 3	3,089,968
Col VP Emerg Mkts Bond, Cl 2	6,984,264
Col VP Emer Mkts, Cl 3	7,067,922
Col VP Global Bond, Cl 3	2,902,036
Col VP Govt Money Mkt, Cl 3	32,547,780
Col VP Hi Yield Bond, Cl 3	19,761,477
Col VP Inc Opp, Cl 3	15,548,881
Col VP Inter Bond, Cl 3	23,942,211
Col VP Lg Cap Gro, Cl 3	3,007,400
Col VP Lg Cap Index, Cl 3	48,165,289
Col VP Limited Duration Cr, Cl 2	14,254,015
Col VP Long Govt/Cr Bond, Cl 2	4,281,952
Col VP Mid Cap Gro, Cl 3	1,629,455
Col VP Mid Cap Val, Cl 3	945,612
Col VP Overseas Core, Cl 3	3,613,983
Col VP Select Lg Cap Val, Cl 3	7,417,480
Col VP Select Sm Cap Val, Cl 3	1,433,879
Col VP US Govt Mtge, Cl 3	6,294,778
CS Commodity Return	3,417,194
CTIVP AQR Man Fut Strategy, Cl 2	3,142,151
CTIVP BR Gl Infl Prot Sec, Cl 3	10,494,448
CTIVP Lazard Intl Eq Adv, Cl 2	10,275,298
CTIVP Loomis Sayles Gro, Cl 1	4,706,715
CTIVP MFS Blend Res Core Eq, Cl 3	881,101
CTIVP Vty Sycamore Estb Val, Cl 3	7,981,192
CTIVP WF Short Duration Govt, Cl 2	13,221,780
Deutsche Alt Asset Alloc VIP, Cl B	2,380,417
EV VT Floating-Rate Inc, Init Cl	11,753,240
Fid VIP Contrafund, Serv Cl 2	47,254,006
Fid VIP Gro & Inc, Serv Cl	2,096,717
Fid VIP Mid Cap, Serv Cl	4,885,532
Fid VIP Overseas, Serv Cl	984,916
Fid VIP Strategic Inc, Serv Cl 2	49,651,805
Frank Global Real Est, Cl 2	4,507,514
Frank Inc, Cl 2	13,268,602
Frank Sm Cap Val, Cl 2	18,803,802
GS VIT Mid Cap Val, Inst	9,629,078
GS VIT Multi-Strategy Alt, Advisor	1,443,240
GS VIT Sm Cap Eq Insights, Inst	1,208,156
GS VIT U.S. Eq Insights, Inst	17,365,601
Invesco VI Am Fran, Ser I	1,384,905
Invesco VI Bal Risk Alloc, Ser II	15,315,343

Division	Purchases
Invesco VI Comstock, Ser II	$10,946,169
Invesco VI Hlth, Ser II	4,821,296
Invesco VI Intl Gro, Ser II	4,455,860
Invesco VI Mid Cap Gro, Ser I	1,595,270
Ivy VIP Asset Strategy	1,146,714
Janus Henderson Enterprise, Serv	1,789,912
Janus Henderson Flex Bond, Serv	11,315,616
Janus Henderson Gbl Alloc Mod, Srv	1,615,962
Janus Henderson Global Tech, Serv	2,828,355
Janus Henderson Overseas, Serv	767,018
Janus Henderson Res, Serv	2,981,181
Lazard Ret Global Dyn MA, Serv	3,549,638
MFS Mass Inv Gro Stock, Serv Cl	4,850,463
MFS New Dis, Serv Cl	921,598
MFS Utilities, Serv Cl	14,192,170
MS VIF Global Real Est, Cl II	2,513,335
MS VIF Mid Cap Gro, Cl II	4,900,955
NB AMT Intl Eq, Cl S	1,506,330
NB AMT US Eq Index PW Strat, Cl S	1,001,959
Oppen Global VA, Serv	14,619,873
Oppen Global Strategic Inc VA, Srv	13,349,263
Oppen Main St Sm Cap VA, Serv	18,532,616
PIMCO VIT All Asset, Advisor Cl	8,089,660
PIMCO VIT Glb MA Man Alloc, Adv Cl	890,197
PIMCO VIT Tot Return, Advisor Cl	16,243,261
Put VT Sus Leaders, Cl IB	3,343,660
Royce Micro-Cap, Invest Cl	2,020,252
Temp Global Bond, Cl 2	9,323,196
Third Ave Val	371,318
VanEck VIP Global Gold, Cl S	4,887,607
VP Aggr, Cl 2	69,544,902
VP Aggr, Cl 4	16,673,638
VP Conserv, Cl 2	48,739,485
VP Conserv, Cl 4	36,490,916
VP Man Risk, Cl 2	17,044,753
VP Man Risk US, Cl 2	10,445,241
VP Man Vol Conserv, Cl 2	103,669,155
VP Man Vol Conserv Gro, Cl 2	100,637,886
VP Man Vol Gro, Cl 2	787,474,747
VP Man Vol Mod Gro, Cl 2	540,949,778
VP Mod, Cl 2	193,333,819
VP Mod, Cl 4	16,642,474
VP Mod Aggr, Cl 2	96,632,318
VP Mod Aggr, Cl 4	24,038,592
VP Mod Conserv, Cl 2	74,474,874
VP Mod Conserv, Cl 4	22,732,311
VP Ptnrs Sm Cap Val, Cl 3	1,420,793
VP US Flex Conserv Gro, Cl 2	69,314,805
VP US Flex Gro, Cl 2	694,817,576
VP US Flex Mod Gro, Cl 2	542,872,955
Wanger Intl	9,141,891
Wanger USA	44,974,554
WF VT Index Asset Alloc, Cl 2	2,569,873
WF VT Intl Eq, Cl 2	5,647,808
WF VT Sm Cap Gro, Cl 2	9,685,101
WA Var Global Hi Yd Bond, Cl II	5,393,569

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	71

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.27	$1.91	$2.55	$2.23	$1.01
0.60%	1.27	—	—	—	1.01
0.75%	1.26	1.86	2.47	2.15	1.00
0.85%	1.25	1.86	2.21	1.05	1.00
0.95%	1.25	1.81	2.39	2.08	0.99
1.00%	1.25	1.80	2.58	2.15	0.99
1.05%	1.24	1.82	2.16	1.03	0.99
1.10%	1.24	1.81	2.14	1.02	0.99
1.15%	1.24	—	—	—	0.99
1.20%	1.23	1.76	2.50	2.09	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.23	1.78	2.11	1.00	0.98
1.30%	1.23	1.77	2.09	1.00	0.98
1.35%	1.23	—	—	—	0.98
1.40%	1.22	—	—	—	0.97
1.45%	1.22	1.74	2.06	0.98	0.97
1.50%	1.22	—	—	—	0.97
1.55%	1.21	—	—	—	0.97
1.60%	1.21	—	—	—	0.96
1.65%	1.21	—	—	—	0.96
1.70%	1.20	—	—	—	0.96
1.75%	1.20	—	—	—	0.96
1.80%	1.20	—	—	—	0.96
1.85%	1.20	—	—	—	0.95
1.90%	1.19	—	—	—	0.95

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$1.88	$2.34	$2.60	$3.66	$1.37
0.60%	—	—	—	—	1.36
0.75%	1.82	2.29	2.53	3.53	1.35
0.85%	—	2.81	2.62	—	1.34
0.95%	1.75	2.24	2.47	3.40	1.34
1.00%	—	2.23	2.46	—	1.33
1.05%	—	2.75	2.56	—	1.33
1.10%	—	2.73	2.55	—	1.33
1.15%	—	—	—	—	1.32
1.20%	—	2.18	2.40	—	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.69	2.51	—	1.31
1.30%	—	2.67	2.49	—	1.31
1.35%	—	—	—	—	1.31
1.40%	—	—	—	—	1.30
1.45%	—	2.62	2.45	—	1.30
1.50%	—	—	—	—	1.30
1.55%	—	—	—	—	1.29
1.60%	—	—	—	—	1.29
1.65%	—	—	—	—	1.28
1.70%	—	—	—	—	1.28
1.75%	—	—	—	—	1.28
1.80%	—	—	—	—	1.27
1.85%	—	—	—	—	1.27
1.90%	—	—	—	—	1.27

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1.87	$2.27	$0.62	$1.82	$1.97
0.60%	—	1.67	0.62	1.81	—
0.75%	1.80	2.19	0.62	1.80	1.90
0.85%	—	1.99	0.61	1.79	2.27
0.95%	1.74	2.11	0.61	1.78	1.83
1.00%	1.97	2.34	0.61	1.78	2.33
1.05%	—	1.94	0.61	1.77	2.22
1.10%	—	1.93	0.61	1.77	2.21
1.15%	—	1.63	0.60	1.77	—
1.20%	1.91	2.27	0.60	1.76	2.44
1.25%	—	—	—	—	—
1.25%	—	1.90	—	—	2.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3.15	—	—	2.89
1.25%	—	—	0.60	1.76	—
1.30%	—	1.89	0.60	1.75	2.16
1.35%	—	2.01	0.60	1.75	—
1.40%	—	2.01	0.60	1.74	—
1.45%	—	1.85	0.60	1.74	2.12
1.50%	—	1.59	0.59	1.74	—
1.55%	—	1.98	0.59	1.73	—
1.60%	—	1.98	0.59	1.73	—
1.65%	—	1.97	0.59	1.72	—
1.70%	—	1.96	0.59	1.72	—
1.75%	—	1.95	0.59	1.72	—
1.80%	—	1.95	0.59	1.71	—
1.85%	—	1.56	0.58	1.71	—
1.90%	—	1.56	0.58	1.70	—

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$0.90	$3.13	$1.10	$3.40	$1.78
0.60%	0.90	—	1.10	—	—
0.75%	0.90	3.04	1.09	3.23	1.72
0.85%	0.89	1.87	1.09	2.10	1.24
0.95%	0.89	2.93	1.08	3.12	1.65
1.00%	0.89	2.97	1.08	4.15	1.60
1.05%	0.88	1.83	1.08	2.05	1.21
1.10%	0.88	1.82	1.07	2.04	1.21
1.15%	0.88	—	1.07	—	—
1.20%	0.88	2.85	1.07	4.02	1.55
1.25%	—	2.78	—	2.52	—
1.25%	—	1.79	—	2.00	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.73
1.25%	—	—	—	—	—
1.25%	0.87	—	1.07	—	—
1.30%	0.87	1.78	1.06	1.99	1.18
1.35%	0.87	—	1.06	—	—
1.40%	0.87	—	1.06	—	—
1.45%	0.87	1.75	1.06	1.95	1.16
1.50%	0.86	—	1.05	—	—
1.55%	0.86	—	1.05	—	—
1.60%	0.86	—	1.05	—	—
1.65%	0.86	—	1.05	—	—
1.70%	0.86	—	1.04	—	—
1.75%	0.85	—	1.04	—	—
1.80%	0.85	—	1.04	—	—
1.85%	0.85	—	1.04	—	—
1.90%	0.85	—	1.03	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	73

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.19	$2.77	$2.25	$2.01	$1.55
0.60%	—	—	—	—	—
0.75%	1.15	2.67	2.19	1.93	1.51
0.85%	1.00	2.07	2.03	1.50	2.32
0.95%	1.11	2.57	2.13	1.87	1.46
1.00%	1.01	2.73	2.12	1.63	2.35
1.05%	0.98	2.02	1.98	1.46	2.27
1.10%	0.97	2.01	1.97	1.46	2.26
1.15%	—	—	—	—	—
1.20%	0.98	2.65	2.06	1.58	2.28
1.25%	—	—	—	—	—
1.25%	0.96	1.98	—	1.43	—
1.25%	—	—	—	—	—
1.25%	—	2.81	—	—	—
1.25%	1.19	—	—	1.98	—
1.25%	—	—	1.94	—	2.22
1.30%	0.95	1.97	1.92	1.42	2.20
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	0.93	1.93	1.89	1.40	2.17
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$2.16	$0.98	$1.12	$2.68	$2.78
0.60%	2.02	1.06	1.12	—	—
0.75%	2.10	0.97	1.11	2.55	2.70
0.85%	2.38	1.10	1.10	2.18	2.14
0.95%	2.03	1.09	1.10	2.47	2.63
1.00%	2.66	0.96	1.10	2.53	2.61
1.05%	2.32	1.08	1.09	2.13	2.09
1.10%	2.31	1.08	1.09	2.12	2.08
1.15%	1.97	1.03	1.09	—	—
1.20%	2.57	1.07	1.09	2.45	2.55
1.25%	—	—	—	—	—
1.25%	—	—	—	2.08	—
1.25%	—	—	—	1.90	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.27	1.06	1.08	—	2.05
1.30%	2.25	1.06	1.08	2.07	2.03
1.35%	2.56	1.06	1.08	—	—
1.40%	2.55	1.05	1.08	—	—
1.45%	2.22	1.05	1.07	2.03	2.00
1.50%	1.93	1.01	1.07	—	—
1.55%	2.52	1.04	1.07	—	—
1.60%	2.51	1.04	1.07	—	—
1.65%	2.50	1.03	1.06	—	—
1.70%	2.49	1.03	1.06	—	—
1.75%	2.48	1.02	1.06	—	—
1.80%	2.47	1.02	1.06	—	—
1.85%	1.89	0.99	1.05	—	—
1.90%	1.89	0.99	1.05	—	—

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.51	$2.87	$3.67	$1.54	$0.54
0.60%	—	—	—	—	—
0.75%	1.46	2.79	3.56	1.47	0.53
0.85%	1.51	2.39	2.18	1.20	0.54
0.95%	1.41	2.71	3.43	1.42	0.51
1.00%	2.20	2.69	3.29	1.24	0.51
1.05%	1.48	2.33	2.13	1.17	0.53
1.10%	1.47	2.32	2.12	1.17	0.53
1.15%	—	—	—	—	—
1.20%	2.13	2.62	3.18	1.20	0.50
1.25%	—	—	—	—	—
1.25%	1.44	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.86	—	—	—	—
1.25%	—	2.28	2.09	1.15	0.52
1.30%	1.44	2.27	2.07	1.14	0.52
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.41	2.23	2.04	1.12	0.51
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$1.00	$1.56	$1.27	$1.40	$1.95
0.60%	1.00	—	1.27	—	—
0.75%	0.99	1.52	1.26	1.40	1.90
0.85%	0.99	1.48	1.26	1.40	1.93
0.95%	0.98	1.48	1.25	1.39	1.85
1.00%	0.98	1.48	1.25	1.39	1.84
1.05%	0.98	1.44	1.24	1.39	1.89
1.10%	0.97	1.44	1.24	1.39	1.88
1.15%	0.97	—	1.24	—	—
1.20%	0.97	1.44	1.23	1.39	1.80
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	1.41	1.23	1.39	1.84
1.30%	0.97	1.40	1.23	1.38	1.83
1.35%	0.96	—	1.23	—	—
1.40%	0.96	—	1.22	—	—
1.45%	0.96	1.38	1.22	1.38	1.80
1.50%	0.96	—	1.22	—	—
1.55%	0.95	—	1.22	—	—
1.60%	0.95	—	1.21	—	—
1.65%	0.95	—	1.21	—	—
1.70%	0.95	—	1.21	—	—
1.75%	0.95	—	1.20	—	—
1.80%	0.94	—	1.20	—	—
1.85%	0.94	—	1.20	—	—
1.90%	0.94	—	1.20	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	75

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$3.18	$1.00	$1.07	$1.45	$2.25
0.60%	—	0.99	1.06	—	1.89
0.75%	3.09	0.99	1.05	1.42	2.20
0.85%	2.62	1.00	1.05	1.40	2.31
0.95%	3.00	0.99	1.04	1.39	2.15
1.00%	2.98	0.98	1.04	1.38	2.14
1.05%	2.56	0.98	1.04	1.37	2.26
1.10%	2.54	0.98	1.03	1.36	2.25
1.15%	—	0.96	1.03	—	1.85
1.20%	2.90	0.97	1.03	1.35	2.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.50	0.97	1.02	1.34	2.21
1.30%	2.48	0.97	1.02	1.33	2.20
1.35%	—	0.96	1.02	—	2.37
1.40%	—	0.96	1.02	—	2.37
1.45%	2.44	0.95	1.01	1.31	2.16
1.50%	—	0.94	1.01	—	1.81
1.55%	—	0.95	1.01	—	2.34
1.60%	—	0.94	1.00	—	2.33
1.65%	—	0.94	1.00	—	2.32
1.70%	—	0.94	1.00	—	2.31
1.75%	—	0.93	0.99	—	2.30
1.80%	—	0.93	0.99	—	2.30
1.85%	—	0.92	0.99	—	1.78
1.90%	—	0.92	0.99	—	1.77

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$2.45	$7.48	$1.84	$1.14	$3.20
0.60%	—	—	—	1.13	—
0.75%	2.36	7.21	1.78	1.13	3.08
0.85%	—	—	—	1.12	1.15
0.95%	2.28	6.95	1.71	1.11	2.97
1.00%	—	—	—	1.11	2.21
1.05%	—	—	—	1.11	1.12
1.10%	—	—	—	1.11	1.12
1.15%	—	—	—	1.10	—
1.20%	—	—	—	1.10	2.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.10	1.09
1.30%	—	—	—	1.10	1.09
1.35%	—	—	—	1.09	—
1.40%	—	—	—	1.09	—
1.45%	—	—	—	1.09	1.06
1.50%	—	—	—	1.09	—
1.55%	—	—	—	1.08	—
1.60%	—	—	—	1.08	—
1.65%	—	—	—	1.08	—
1.70%	—	—	—	1.08	—
1.75%	—	—	—	1.07	—
1.80%	—	—	—	1.07	—
1.85%	—	—	—	1.07	—
1.90%	—	—	—	1.07	—

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$1.28	$5.28	$5.29	$0.96	$3.82
0.60%	1.27	1.88	—	0.95	—
0.75%	1.27	5.09	5.10	0.95	3.68
0.85%	1.26	2.24	—	0.95	—
0.95%	1.25	4.91	4.92	0.94	3.55
1.00%	1.25	3.71	3.61	0.94	—
1.05%	1.25	2.19	—	0.94	—
1.10%	1.24	2.18	—	0.94	—
1.15%	1.24	1.85	—	0.94	—
1.20%	1.24	3.59	3.50	0.93	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	2.15	—	0.93	—
1.30%	1.23	2.13	—	0.93	—
1.35%	1.23	2.47	—	0.93	—
1.40%	1.23	2.46	—	0.93	—
1.45%	1.22	2.10	—	0.93	—
1.50%	1.22	1.81	—	0.92	—
1.55%	1.22	2.43	—	0.92	—
1.60%	1.22	2.42	—	0.92	—
1.65%	1.21	2.41	—	0.92	—
1.70%	1.21	2.40	—	0.92	—
1.75%	1.21	2.40	—	0.92	—
1.80%	1.20	2.39	—	0.91	—
1.85%	1.20	1.78	—	0.91	—
1.90%	1.20	1.77	—	0.91	—

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$2.46	$1.96	$1.19	$2.69	$2.25
0.60%	—	—	1.19	—	—
0.75%	2.37	1.94	1.18	2.61	2.20
0.85%	2.28	—	1.18	2.14	2.31
0.95%	2.29	1.92	1.17	2.54	2.15
1.00%	2.75	—	1.17	2.52	2.14
1.05%	2.23	—	1.17	2.09	2.25
1.10%	2.22	—	1.16	2.08	2.24
1.15%	—	—	1.16	—	—
1.20%	2.66	—	1.16	2.45	2.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.18	—	1.15	2.04	2.20
1.30%	2.17	—	1.15	2.03	2.19
1.35%	—	—	1.15	—	—
1.40%	—	—	1.15	—	—
1.45%	2.13	—	1.14	2.00	2.15
1.50%	—	—	1.14	—	—
1.55%	—	—	1.14	—	—
1.60%	—	—	1.14	—	—
1.65%	—	—	1.13	—	—
1.70%	—	—	1.13	—	—
1.75%	—	—	1.13	—	—
1.80%	—	—	1.13	—	—
1.85%	—	—	1.12	—	—
1.90%	—	—	1.12	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	77

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
0.55%	$2.04	$1.76	$1.18	$1.79	$1.07
0.60%	—	—	1.18	—	1.06
0.75%	1.99	1.74	1.17	1.73	1.06
0.85%	1.76	—	1.16	—	1.05
0.95%	1.95	1.72	1.16	1.67	1.05
1.00%	1.93	1.72	1.16	—	1.04
1.05%	1.72	—	1.15	—	1.04
1.10%	1.71	—	1.15	—	1.04
1.15%	—	—	1.15	—	1.04
1.20%	1.89	1.70	1.14	—	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.68	—	1.14	—	1.03
1.30%	1.67	—	1.14	—	1.03
1.35%	—	—	1.14	—	1.03
1.40%	—	—	1.13	—	1.02
1.45%	1.64	—	1.13	—	1.02
1.50%	—	—	1.13	—	1.02
1.55%	—	—	1.13	—	1.02
1.60%	—	—	1.12	—	1.01
1.65%	—	—	1.12	—	1.01
1.70%	—	—	1.12	—	1.01
1.75%	—	—	1.12	—	1.01
1.80%	—	—	1.11	—	1.01
1.85%	—	—	1.11	—	1.00
1.90%	—	—	1.11	—	1.00

Subaccount	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$1.40	$1.51	$1.50	$2.07	$1.40
0.60%	1.40	—	—	1.93	1.40
0.75%	1.38	1.46	1.45	2.02	1.39
0.85%	1.38	—	—	2.00	1.38
0.95%	1.37	1.41	1.40	1.98	1.38
1.00%	1.36	3.59	2.46	1.97	1.37
1.05%	1.36	—	—	1.96	1.37
1.10%	1.36	—	—	1.95	1.37
1.15%	1.35	—	—	1.88	1.36
1.20%	1.35	3.47	2.38	1.93	1.36
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.35	—	—	1.92	1.36
1.30%	1.34	—	—	1.91	1.35
1.35%	1.34	—	—	2.34	1.35
1.40%	1.33	—	—	2.33	1.35
1.45%	1.33	—	—	1.88	1.34
1.50%	1.33	—	—	1.84	1.34
1.55%	1.32	—	—	2.31	1.34
1.60%	1.32	—	—	2.30	1.33
1.65%	1.32	—	—	2.29	1.33
1.70%	1.31	—	—	2.28	1.33
1.75%	1.31	—	—	2.27	1.33
1.80%	1.30	—	—	2.26	1.32
1.85%	1.30	—	—	1.80	1.32
1.90%	1.30	—	—	1.80	1.32

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$1.31	$2.47	$3.59	$1.55	$2.12
0.60%	—	—	1.53	—	1.49
0.75%	1.31	2.38	3.47	1.51	2.07
0.85%	1.30	—	2.39	1.57	2.24
0.95%	1.30	2.30	3.36	1.48	2.02
1.00%	1.30	2.72	4.17	1.47	2.01
1.05%	1.30	—	2.34	1.53	2.19
1.10%	1.29	—	2.33	1.52	2.17
1.15%	—	—	1.49	—	1.46
1.20%	1.29	2.64	4.04	1.44	1.96
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.29	—	2.29	1.50	2.14
1.30%	1.29	—	2.27	1.49	2.13
1.35%	—	—	1.89	—	1.92
1.40%	—	—	1.88	—	1.91
1.45%	1.28	—	2.23	1.46	2.09
1.50%	—	—	1.46	—	1.43
1.55%	—	—	1.86	—	1.89
1.60%	—	—	1.85	—	1.88
1.65%	—	—	1.84	—	1.88
1.70%	—	—	1.84	—	1.87
1.75%	—	—	1.83	—	1.86
1.80%	—	—	1.82	—	1.86
1.85%	—	—	1.43	—	1.40
1.90%	—	—	1.43	—	1.40

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$1.34	$0.98	$2.98	$1.78	$3.16
0.60%	—	0.98	1.88	1.07	1.97
0.75%	1.30	0.97	2.90	1.73	3.08
0.85%	1.45	0.97	2.19	1.60	2.35
0.95%	1.27	0.96	2.82	1.68	2.99
1.00%	1.27	0.96	2.80	1.67	2.97
1.05%	1.42	0.96	2.14	1.56	2.29
1.10%	1.41	0.96	2.13	1.56	2.28
1.15%	—	0.96	1.87	1.04	1.92
1.20%	1.24	0.96	2.72	1.63	2.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	0.95	2.10	1.53	2.24
1.30%	1.38	0.95	2.08	1.52	2.23
1.35%	—	0.95	2.18	1.03	2.53
1.40%	—	0.95	2.17	1.03	2.52
1.45%	1.36	0.95	2.05	1.49	2.19
1.50%	—	0.95	1.83	1.02	1.89
1.55%	—	0.94	2.15	1.02	2.49
1.60%	—	0.94	2.14	1.02	2.48
1.65%	—	0.94	2.13	1.02	2.47
1.70%	—	0.94	2.13	1.01	2.46
1.75%	—	0.94	2.12	1.01	2.45
1.80%	—	0.94	2.11	1.01	2.44
1.85%	—	0.93	1.79	1.01	1.85
1.90%	—	0.93	1.79	1.00	1.84

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	79

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$1.68	$1.15	$1.06	$2.60	$4.73
0.60%	1.22	1.14	1.06	—	—
0.75%	1.64	1.13	1.05	2.56	4.56
0.85%	1.66	1.13	1.04	—	—
0.95%	1.60	1.12	1.04	2.52	4.40
1.00%	1.59	1.12	1.04	2.51	—
1.05%	1.62	1.11	1.04	—	—
1.10%	1.62	1.11	1.03	—	—
1.15%	1.19	1.11	1.03	—	—
1.20%	1.56	1.10	1.03	2.48	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.59	1.10	1.03	—	—
1.30%	1.58	1.10	1.02	—	—
1.35%	1.32	1.09	1.02	—	—
1.40%	1.32	1.09	1.02	—	—
1.45%	1.55	1.09	1.02	—	—
1.50%	1.17	1.08	1.01	—	—
1.55%	1.30	1.08	1.01	—	—
1.60%	1.30	1.08	1.01	—	—
1.65%	1.29	1.08	1.01	—	—
1.70%	1.29	1.07	1.00	—	—
1.75%	1.28	1.07	1.00	—	—
1.80%	1.28	1.07	1.00	—	—
1.85%	1.14	1.06	1.00	—	—
1.90%	1.14	1.06	0.99	—	—

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$0.98	$4.07	$0.88	$1.90	$1.90
0.60%	0.98	—	0.88	1.58	—
0.75%	0.97	3.93	0.88	1.87	1.87
0.85%	0.97	—	0.87	1.86	1.86
0.95%	0.96	3.79	0.87	1.84	1.84
1.00%	0.96	—	0.87	1.83	1.84
1.05%	0.96	—	0.86	1.83	1.83
1.10%	0.96	—	0.86	1.82	1.82
1.15%	0.96	—	0.86	1.54	—
1.20%	0.95	—	0.86	1.81	1.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	—	0.86	1.80	1.80
1.30%	0.95	—	0.85	1.79	1.79
1.35%	0.95	—	0.85	1.86	—
1.40%	0.94	—	0.85	1.85	—
1.45%	0.94	—	0.85	1.77	1.77
1.50%	0.94	—	0.85	1.51	—
1.55%	0.94	—	0.84	1.83	—
1.60%	0.94	—	0.84	1.82	—
1.65%	0.93	—	0.84	1.82	—
1.70%	0.93	—	0.84	1.81	—
1.75%	0.93	—	0.84	1.80	—
1.80%	0.93	—	0.83	1.80	—
1.85%	0.92	—	0.83	1.48	—
1.90%	0.92	—	0.83	1.48	—

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$1.33	$1.33	$1.04	$1.04	$1.12
0.60%	1.19	—	1.04	1.04	1.09
0.75%	1.31	1.31	1.04	1.04	1.11
0.85%	1.30	1.30	1.04	1.04	1.11
0.95%	1.29	1.29	1.04	1.04	1.12
1.00%	1.29	1.29	1.03	1.04	1.10
1.05%	1.28	1.28	1.03	1.04	1.11
1.10%	1.28	1.28	1.03	1.04	1.11
1.15%	1.16	—	1.03	1.04	1.10
1.20%	1.27	1.27	1.03	1.04	1.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.26	1.26	1.03	1.04	1.09
1.30%	1.26	1.26	1.03	1.04	1.10
1.35%	1.26	—	1.03	1.04	1.09
1.40%	1.26	—	1.03	1.04	1.09
1.45%	1.24	1.24	1.03	1.04	1.09
1.50%	1.14	—	1.03	1.04	1.09
1.55%	1.24	—	1.03	1.04	1.08
1.60%	1.24	—	1.03	1.04	1.08
1.65%	1.23	—	1.03	1.04	1.08
1.70%	1.23	—	1.03	1.04	1.08
1.75%	1.22	—	1.03	1.04	1.07
1.80%	1.22	—	1.03	1.04	1.07
1.85%	1.11	—	1.03	1.04	1.07
1.90%	1.11	—	1.03	1.04	1.07

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$1.17	$1.24	$1.21	$1.62	$1.62
0.60%	1.12	1.16	1.14	1.38	—
0.75%	1.16	1.23	1.20	1.59	1.59
0.85%	1.15	1.23	1.19	1.58	1.58
0.95%	1.18	1.32	1.34	1.57	1.57
1.00%	1.14	1.22	1.18	1.56	1.56
1.05%	1.18	1.32	1.34	1.56	1.56
1.10%	1.18	1.31	1.24	1.55	1.55
1.15%	1.17	1.31	1.33	1.34	—
1.20%	1.17	1.31	1.33	1.54	1.54
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.21	1.17	1.53	1.53
1.30%	1.16	1.30	1.32	1.53	1.53
1.35%	1.16	1.30	1.31	1.54	—
1.40%	1.16	1.30	1.31	1.54	—
1.45%	1.16	1.29	1.31	1.51	1.51
1.50%	1.15	1.29	1.30	1.32	—
1.55%	1.15	1.29	1.30	1.52	—
1.60%	1.15	1.28	1.21	1.51	—
1.65%	1.15	1.28	1.29	1.51	—
1.70%	1.14	1.28	1.29	1.50	—
1.75%	1.14	1.27	1.28	1.50	—
1.80%	1.14	1.27	1.28	1.49	—
1.85%	1.13	1.27	1.28	1.29	—
1.90%	1.13	1.27	1.27	1.29	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	81

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$1.76	$1.76	$1.46	$1.47	$3.64
0.60%	1.47	—	1.28	—	—
0.75%	1.73	1.73	1.44	1.44	3.53
0.85%	1.72	1.72	1.43	1.43	2.06
0.95%	1.70	1.71	1.42	1.42	3.42
1.00%	1.70	1.70	1.42	1.42	3.21
1.05%	1.69	1.69	1.41	1.41	2.01
1.10%	1.69	1.69	1.40	1.41	2.00
1.15%	1.44	—	1.24	—	—
1.20%	1.67	1.67	1.39	1.39	3.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	1.67	1.39	1.39	1.97
1.30%	1.66	1.66	1.38	1.38	1.95
1.35%	1.69	—	1.39	—	—
1.40%	1.69	—	1.38	—	—
1.45%	1.64	1.64	1.37	1.37	1.92
1.50%	1.41	—	1.22	—	—
1.55%	1.67	—	1.37	—	—
1.60%	1.66	—	1.36	—	—
1.65%	1.66	—	1.36	—	—
1.70%	1.65	—	1.35	—	—
1.75%	1.64	—	1.35	—	—
1.80%	1.64	—	1.34	—	—
1.85%	1.38	—	1.19	—	—
1.90%	1.38	—	1.19	—	—

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$1.04	$1.06	$1.05	$4.09	$4.42
0.60%	1.12	1.22	1.17	—	—
0.75%	1.03	1.06	1.05	3.95	4.26
0.85%	1.11	1.21	1.16	2.13	2.41
0.95%	1.11	1.21	1.16	3.81	4.10
1.00%	1.03	1.06	1.05	4.57	3.64
1.05%	1.11	1.21	1.16	2.08	2.35
1.10%	1.11	1.21	1.16	2.07	2.34
1.15%	1.11	1.21	1.16	—	—
1.20%	1.11	1.21	1.16	4.43	3.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.11	1.21	1.16	2.04	2.30
1.30%	1.11	1.21	1.16	2.02	2.29
1.35%	1.11	1.21	1.16	—	—
1.40%	1.11	1.21	1.16	—	—
1.45%	1.11	1.21	1.16	1.99	2.25
1.50%	1.11	1.20	1.16	—	—
1.55%	1.11	1.20	1.16	—	—
1.60%	1.10	1.20	1.15	—	—
1.65%	1.10	1.20	1.15	—	—
1.70%	1.10	1.20	1.15	—	—
1.75%	1.10	1.20	1.15	—	—
1.80%	1.10	1.20	1.15	—	—
1.85%	1.10	1.20	1.15	—	—
1.90%	1.10	1.20	1.15	—	—

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.53	$2.00	$2.90	$1.15
0.60%	—	—	1.76	1.15
0.75%	2.44	1.95	2.81	1.14
0.85%	—	1.41	2.69	1.14
0.95%	2.36	1.90	2.71	1.13
1.00%	2.48	1.88	3.12	1.13
1.05%	—	1.38	2.63	1.12
1.10%	—	1.37	2.61	1.12
1.15%	—	—	1.72	1.12
1.20%	2.40	1.83	3.02	1.12
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	1.35	2.57	1.11
1.30%	—	1.34	2.55	1.11
1.35%	—	—	2.32	1.11
1.40%	—	—	2.31	1.11
1.45%	—	1.31	2.51	1.10
1.50%	—	—	1.68	1.10
1.55%	—	—	2.29	1.10
1.60%	—	—	2.28	1.10
1.65%	—	—	2.27	1.09
1.70%	—	—	2.26	1.09
1.75%	—	—	2.25	1.09
1.80%	—	—	2.24	1.09
1.85%	—	—	1.65	1.08
1.90%	—	—	1.64	1.08

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	68,063	10,895	189,362	313,868	285,786
0.60%	—	—	—	—	—
0.75%	557,144	1,295,641	16,253,020	27,445,453	6,613,427
0.85%	265,486	1,091,602	3,546,166	12,516,225	4,088,696
0.95%	1,825,219	740,929	10,497,456	16,580,625	13,653,258
1.00%	41,627	91,366	2,020,539	4,387,211	1,690,101
1.05%	270,945	698,468	1,766,882	6,173,297	2,742,811
1.10%	1,557,485	328,926	826,088	5,523,787	6,145,576
1.15%	—	—	—	—	2,907
1.20%	682,093	252,884	1,041,724	1,759,997	4,150,784
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	46,456	100,027	709,335	373,952
1.30%	1,258,570	121,861	262,825	2,510,549	2,684,481
1.35%	260,237	—	—	—	2,682,542
1.40%	—	—	—	—	219,095
1.45%	60,589	3,691	54,122	370,487	679,320
1.50%	93,626	—	—	—	130,064
1.55%	9,724	—	—	—	72,838
1.60%	51,218	—	—	—	217,957
1.65%	—	—	—	—	172,059
1.70%	1,923	—	—	—	140,904
1.75%	—	—	—	—	30,046
1.80%	—	—	—	—	48,383
1.85%	126,472	—	—	—	1,326
1.90%	—	—	—	—	—
Total	7,130,421	4,682,719	36,558,211	78,290,834	46,826,313

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	83

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	2,911	259,150	159,954	65,956	167,097
0.60%	—	—	—	—	—
0.75%	3,217,464	7,855,379	3,605,712	6,557,987	7,929,743
0.85%	—	5,310,305	1,705,036	—	4,785,420
0.95%	2,391,322	6,485,931	2,416,865	4,510,661	20,271,170
1.00%	—	1,362,207	816,567	—	2,405,251
1.05%	—	3,580,654	1,065,776	—	3,653,871
1.10%	—	1,873,256	433,307	—	7,154,203
1.15%	—	—	—	—	3,034
1.20%	—	841,371	529,722	—	4,381,192
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	276,547	181,541	—	271,467
1.30%	—	964,826	175,634	—	4,419,786
1.35%	—	—	—	—	3,370,779
1.40%	—	—	—	—	609,538
1.45%	—	225,636	346,272	—	1,858,106
1.50%	—	—	—	—	691,103
1.55%	—	—	—	—	24,650
1.60%	—	—	—	—	179,119
1.65%	—	—	—	—	165,981
1.70%	—	—	—	—	297,038
1.75%	—	—	—	—	47,428
1.80%	—	—	—	—	66,666
1.85%	—	—	—	—	116,408
1.90%	—	—	—	—	—
Total	5,611,697	29,035,262	11,436,386	11,134,604	62,869,050

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	—	733,863	39,792	352,469	197,062
0.60%	—	—	—	—	—
0.75%	6,913,333	41,748,266	587,830	9,128,383	73,367,668
0.85%	—	18,306,744	430,801	5,058,534	2,454,050
0.95%	3,258,699	51,410,113	2,320,786	17,048,891	35,736,528
1.00%	905,443	8,064,166	175,542	1,919,152	3,586,378
1.05%	—	12,729,810	227,560	3,814,637	1,501,007
1.10%	—	22,959,525	1,450,037	7,255,649	764,755
1.15%	—	182,304	—	327	—
1.20%	418,626	10,403,793	1,020,266	5,543,537	1,236,987
1.25%	—	—	—	—	—
1.25%	—	2,217,975	—	—	264,687
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	20,764,928	—	—	47,016,948
1.25%	—	—	2,667	141,164	—
1.30%	—	12,960,620	439,794	2,209,323	433,986
1.35%	—	11,714,772	285,820	3,121,158	—
1.40%	—	677,245	2,681	186,205	—
1.45%	—	2,597,751	100,472	767,056	46,967
1.50%	—	1,658,860	103,779	546,907	—
1.55%	—	451,642	32,145	35,097	—
1.60%	—	436,348	23,953	211,684	—
1.65%	—	249,127	17,889	61,959	—
1.70%	—	575,536	—	260,482	—
1.75%	—	206,380	—	10,602	—
1.80%	—	165,186	—	—	—
1.85%	—	341,384	—	53,437	—
1.90%	—	—	6,427	—	—
Total	11,496,101	221,556,338	7,268,241	57,726,653	166,607,023

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	16,005	875,032	449,503	635,372	235,186
0.60%	—	—	—	—	—
0.75%	666,220	70,804,386	2,187,895	14,819,649	18,858,412
0.85%	362,331	27,294,976	1,129,629	8,567,798	7,011,182
0.95%	884,858	41,891,428	4,150,248	9,345,545	16,057,390
1.00%	102,568	9,993,381	406,636	2,028,548	2,420,697
1.05%	279,404	13,381,742	911,467	4,667,673	4,794,072
1.10%	248,495	8,598,432	1,330,688	3,808,212	1,798,756
1.15%	—	—	—	—	—
1.20%	369,490	4,113,257	1,038,583	653,490	1,960,160
1.25%	—	22,875,604	—	13,423,637	—
1.25%	—	1,610,575	—	593,951	375,751
1.25%	—	—	—	—	—
1.25%	—	—	—	—	4,443,162
1.25%	—	—	—	—	—
1.25%	24,052	—	143,869	—	—
1.30%	670,202	3,692,213	742,415	1,326,913	1,522,301
1.35%	290,193	—	655,272	—	—
1.40%	—	—	7,960	—	—
1.45%	36,436	1,189,079	374,185	268,235	407,037
1.50%	—	—	35,113	—	—
1.55%	13,043	—	13,983	—	—
1.60%	—	—	10,912	—	—
1.65%	12,117	—	39,828	—	—
1.70%	—	—	26,424	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	3,975,414	206,320,105	13,654,610	60,139,023	59,884,106

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	2,776,028	476,603	716,992	604,519	811,845
0.60%	—	—	—	—	—
0.75%	35,185,458	33,054,335	23,972,259	66,114,189	46,605,505
0.85%	11,990,913	10,493,480	11,527,657	21,799,657	3,886,427
0.95%	24,661,422	26,600,740	17,896,588	53,880,854	25,535,363
1.00%	4,379,091	3,588,563	4,181,983	8,439,121	2,567,692
1.05%	7,595,519	7,594,422	7,641,949	17,399,201	1,977,894
1.10%	4,337,329	3,140,152	3,398,246	5,770,429	1,046,550
1.15%	—	—	—	—	—
1.20%	1,767,217	2,620,420	3,052,714	7,414,296	1,150,469
1.25%	—	—	—	—	—
1.25%	1,980,597	470,405	—	1,029,804	—
1.25%	—	—	—	—	—
1.25%	—	9,604,342	—	—	—
1.25%	12,317,312	—	—	15,532,395	—
1.25%	—	—	653,149	—	208,400
1.30%	1,507,049	1,782,117	2,379,489	4,254,514	334,159
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1,062,395	1,225,501	813,872	1,494,530	57,388
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	109,560,330	100,651,080	76,234,898	203,733,509	84,181,692

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	85

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	246,701	79,132	62,574	75,500	224,044
0.60%	—	—	—	—	—
0.75%	34,242,741	4,859,724	2,250,831	10,598,546	7,406,486
0.85%	9,223,430	2,259,339	1,236,136	1,987,932	6,900,088
0.95%	48,131,968	9,957,196	4,793,589	6,234,419	5,079,332
1.00%	5,208,088	968,866	655,200	646,789	1,013,033
1.05%	5,709,753	1,956,335	1,077,542	1,160,243	3,350,014
1.10%	13,049,256	1,890,552	960,009	546,303	1,968,498
1.15%	90,424	20,712	—	—	—
1.20%	7,912,569	2,772,415	786,276	284,828	467,729
1.25%	—	—	—	—	—
1.25%	—	—	—	42,984	—
1.25%	—	—	—	13,912,880	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	661,159	255,067	93,826	—	165,263
1.30%	8,996,988	1,490,949	488,537	233,488	872,764
1.35%	5,123,773	2,228,446	708,910	—	—
1.40%	360,682	347,319	56,900	—	—
1.45%	1,555,005	599,246	361,639	38,007	163,977
1.50%	760,513	377,328	160,235	—	—
1.55%	141,455	56,192	25,617	—	—
1.60%	148,119	25,636	10,696	—	—
1.65%	109,495	90,575	—	—	—
1.70%	294,527	296,061	19,574	—	—
1.75%	11,627	10,225	7,561	—	—
1.80%	5,465	—	—	—	—
1.85%	92,682	46,743	—	—	—
1.90%	9,470	—	—	—	—
Total	142,085,890	30,588,058	13,755,652	35,761,919	27,611,228

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	450,302	51,796	86,927	101,484	385,644
0.60%	—	—	—	—	—
0.75%	16,826,048	4,905,179	5,792,434	21,276,115	10,685,782
0.85%	5,676,963	2,213,928	1,494,961	6,359,715	4,461,577
0.95%	10,995,303	4,049,354	3,804,819	18,959,474	8,450,909
1.00%	1,330,181	626,883	744,629	2,691,949	2,987,252
1.05%	3,477,503	2,020,355	1,178,445	3,982,555	3,293,453
1.10%	2,738,048	600,032	674,385	1,418,703	2,342,958
1.15%	—	—	—	—	—
1.20%	781,702	357,617	257,884	2,602,547	1,527,859
1.25%	—	—	—	—	—
1.25%	521,490	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,068,466	—	—	—	—
1.25%	—	46,032	79,349	302,320	251,660
1.30%	1,150,638	307,462	417,180	1,177,691	1,089,317
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	145,385	63,155	22,783	715,025	318,760
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	59,162,029	15,241,793	14,553,796	59,587,578	35,795,171

86	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	409,883	398,778	60,009	506,800	100,144
0.60%	—	—	—	—	—
0.75%	3,697,256	21,463,692	1,136,712	32,667,873	5,057,246
0.85%	1,525,167	7,253,688	869,822	20,758,198	4,320,597
0.95%	5,861,690	16,465,090	4,862,252	20,855,669	3,149,583
1.00%	1,164,464	3,179,226	359,418	4,390,328	408,236
1.05%	1,358,558	4,676,173	822,480	10,685,866	1,910,447
1.10%	2,173,344	1,676,846	1,346,329	6,002,121	827,026
1.15%	5,288	—	—	—	—
1.20%	887,523	2,717,991	1,306,358	1,874,399	354,466
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	199,104	477,870	55,818	1,124,023	122,723
1.30%	772,811	1,523,102	1,006,468	2,431,912	657,316
1.35%	1,017,730	—	541,897	—	—
1.40%	—	—	18,817	—	—
1.45%	303,648	766,942	87,334	681,262	120,807
1.50%	99,960	—	43,518	—	—
1.55%	20,718	—	20,276	—	—
1.60%	57,358	—	15,081	—	—
1.65%	10,194	—	14,004	—	—
1.70%	23,521	—	13,743	—	—
1.75%	—	—	—	—	—
1.80%	—	—	48,170	—	—
1.85%	1,481	—	—	—	—
1.90%	—	—	—	—	—
Total	19,589,698	60,599,398	12,628,506	101,978,451	17,028,591

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	83,376	16,760	26,864	1,997,331	1,063,840
0.60%	—	—	—	—	—
0.75%	3,974,358	3,289,579	3,691,493	31,185,458	52,100,018
0.85%	2,185,596	1,560,124	1,740,508	14,034,447	26,836,763
0.95%	2,585,695	6,939,159	6,012,893	27,273,383	52,141,399
1.00%	734,112	392,266	441,436	5,278,739	8,983,299
1.05%	1,356,051	594,703	1,547,148	9,838,173	17,541,121
1.10%	734,070	1,491,742	1,108,382	5,817,663	18,151,743
1.15%	—	5,051	2,027	—	58,855
1.20%	292,198	1,992,771	1,128,611	3,407,695	10,077,986
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	132,022	96,357	166,203	1,314,844	2,804,577
1.30%	356,102	1,340,935	724,869	4,370,464	8,887,350
1.35%	—	938,122	791,568	—	5,022,828
1.40%	—	73,971	206,489	—	510,136
1.45%	68,063	414,488	173,112	2,117,046	2,865,375
1.50%	—	188,280	203,153	—	1,053,894
1.55%	—	139,234	42,416	—	105,639
1.60%	—	16,396	28,395	—	116,488
1.65%	—	66,729	21,961	—	144,292
1.70%	—	72,338	66,979	—	191,814
1.75%	—	—	965	—	6,778
1.80%	—	11,895	—	—	22,056
1.85%	—	26,647	15,564	—	44,460
1.90%	—	—	—	—	28,099
Total	12,501,643	19,667,547	18,141,036	106,635,243	208,758,810

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	87

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	153,935	73,456	15,520	240,363	215,827
0.60%	—	—	—	—	—
0.75%	11,247,557	7,274,397	4,383,072	19,388,139	14,392,628
0.85%	—	—	—	9,216,253	7,767,250
0.95%	8,069,458	5,338,334	3,341,945	30,762,199	9,228,388
1.00%	—	—	—	4,074,448	2,633,676
1.05%	—	—	—	9,670,031	3,612,071
1.10%	—	—	—	10,109,737	2,986,556
1.15%	—	—	—	37,857	—
1.20%	—	—	—	6,336,426	1,155,275
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,571,256	303,191
1.30%	—	—	—	4,888,582	1,984,761
1.35%	—	—	—	4,348,338	—
1.40%	—	—	—	202,766	—
1.45%	—	—	—	2,108,706	267,650
1.50%	—	—	—	964,961	—
1.55%	—	—	—	101,764	—
1.60%	—	—	—	280,919	—
1.65%	—	—	—	180,742	—
1.70%	—	—	—	256,340	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	65,569	—
1.90%	—	—	—	59,234	—
Total	19,470,950	12,686,187	7,740,537	104,864,630	44,547,273

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	111,714	180,270	260,678	388,714	64,526
0.60%	—	—	—	—	—
0.75%	5,242,224	9,188,646	15,856,614	501,754	1,074,591
0.85%	3,784,440	5,941,116	—	241,744	—
0.95%	12,704,472	7,861,294	10,083,527	1,992,439	704,911
1.00%	821,975	1,862,364	3,263,266	47,852	—
1.05%	2,483,084	2,922,668	—	339,207	—
1.10%	8,104,683	3,728,889	—	622,035	—
1.15%	—	28,997	—	—	—
1.20%	4,375,808	2,090,751	1,532,017	530,363	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	313,409	174,300	—	12,083	—
1.30%	2,520,767	1,895,309	—	472,894	—
1.35%	3,497,123	1,398,766	—	232,655	—
1.40%	209,780	159,031	—	14,460	—
1.45%	1,853,599	210,952	—	98,198	—
1.50%	289,037	223,125	—	13,886	—
1.55%	74,531	24,810	—	—	—
1.60%	101,977	55,363	—	1,874	—
1.65%	121,114	14,477	—	10,104	—
1.70%	242,090	79,849	—	1,675	—
1.75%	12,528	—	—	—	—
1.80%	20,494	275	—	—	—
1.85%	111,270	6,171	—	27,261	—
1.90%	—	—	—	—	—
Total	46,996,119	38,047,423	30,996,102	5,549,198	1,844,028

88	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	415,339	2,205	205,819	430,080	282,317
0.60%	—	—	—	—	—
0.75%	24,413,451	4,405,002	4,881,030	23,713,857	5,775,262
0.85%	3,858,341	—	2,412,732	6,032,340	4,060,672
0.95%	16,622,554	2,454,008	10,956,931	13,154,129	3,667,245
1.00%	2,428,101	—	2,191,711	5,761,348	889,588
1.05%	2,472,363	—	2,180,294	3,262,358	2,390,872
1.10%	767,356	—	5,371,926	1,908,523	1,748,215
1.15%	—	—	2,443	—	—
1.20%	1,085,190	—	3,204,596	2,399,595	301,456
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	238,408	—	236,574	359,328	174,762
1.30%	475,535	—	4,008,545	1,335,892	592,347
1.35%	—	—	1,841,249	—	—
1.40%	—	—	262,626	—	—
1.45%	77,442	—	925,490	291,435	149,178
1.50%	—	—	442,754	—	—
1.55%	—	—	7,588	—	—
1.60%	—	—	187,542	—	—
1.65%	—	—	167,823	—	—
1.70%	—	—	84,606	—	—
1.75%	—	—	337,455	—	—
1.80%	—	—	—	—	—
1.85%	—	—	54,453	—	—
1.90%	—	—	—	—	—
Total	52,854,080	6,861,215	39,964,187	58,648,885	20,031,914

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
0.55%	288,572	76,215	13,969	35,421	45,774
0.60%	—	—	—	—	—
0.75%	13,342,558	6,671,128	1,139,349	5,897,199	7,135,841
0.85%	6,850,565	—	1,340,583	—	5,557,285
0.95%	11,095,780	4,573,425	3,818,194	3,318,493	16,420,665
1.00%	1,863,462	344,691	526,691	—	1,162,426
1.05%	3,868,923	—	848,962	—	3,496,058
1.10%	2,074,614	—	2,474,177	—	4,839,141
1.15%	—	—	—	—	130,253
1.20%	732,764	189,146	916,646	—	3,672,364
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	325,108	—	106,069	—	327,062
1.30%	783,213	—	1,016,453	—	2,155,783
1.35%	—	—	823,040	—	1,611,807
1.40%	—	—	—	—	168,947
1.45%	194,234	—	614,756	—	979,418
1.50%	—	—	71,804	—	157,617
1.55%	—	—	22,414	—	22,437
1.60%	—	—	19,590	—	68,058
1.65%	—	—	—	—	56,808
1.70%	—	—	24,231	—	82,347
1.75%	—	—	7,809	—	13,510
1.80%	—	—	—	—	30,374
1.85%	—	—	—	—	1,820
1.90%	—	—	—	—	38,661
Total	41,419,793	11,854,605	13,784,737	9,251,113	48,174,456

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	89

Subaccount	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	—	73,428	81,179	175,581	126,830
0.60%	—	—	—	—	—
0.75%	466,465	10,067,474	9,961,981	5,240,636	1,889,157
0.85%	303,381	—	—	4,884,071	992,653
0.95%	1,741,615	5,998,184	7,624,421	5,586,033	2,938,474
1.00%	1,970	155,141	194,120	808,825	404,379
1.05%	199,863	—	—	2,339,851	794,981
1.10%	708,813	—	—	1,938,989	1,637,954
1.15%	—	—	—	16,671	—
1.20%	496,983	67,355	112,348	935,651	1,080,091
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,514	—	—	206,196	106,902
1.30%	166,403	—	—	842,022	1,414,197
1.35%	433,931	—	—	561,257	513,613
1.40%	11,216	—	—	3,634	—
1.45%	97,939	—	—	304,086	105,648
1.50%	64,556	—	—	154,540	42,438
1.55%	—	—	—	22,495	13,495
1.60%	—	—	—	25,655	89,707
1.65%	248,016	—	—	—	—
1.70%	14,763	—	—	19,490	126,384
1.75%	—	—	—	—	—
1.80%	4,519	—	—	4,517	38,102
1.85%	7,889	—	—	3,497	21,941
1.90%	—	—	—	—	—
Total	4,972,836	16,361,582	17,974,049	24,073,697	12,336,946

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	143,660	82,764	323,307	205,345	116,223
0.60%	—	—	—	—	—
0.75%	21,374,072	8,165,288	14,937,242	7,470,946	2,861,024
0.85%	3,246,824	—	10,276,002	4,356,769	2,138,393
0.95%	12,864,316	5,070,179	13,841,124	5,766,154	3,607,837
1.00%	3,032,226	609,137	1,904,766	1,603,862	589,136
1.05%	2,924,710	—	5,719,464	2,909,801	1,490,674
1.10%	2,208,147	—	5,295,225	1,531,712	1,377,661
1.15%	—	—	7,443	—	4,481
1.20%	1,135,899	382,671	2,062,473	671,362	744,960
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	477,413	—	533,309	251,009	252,171
1.30%	740,243	—	2,136,031	778,639	659,966
1.35%	—	—	1,585,421	—	341,643
1.40%	—	—	402,767	—	50,522
1.45%	265,063	—	706,565	274,264	88,708
1.50%	—	—	968,270	—	86,364
1.55%	—	—	112,285	—	7,937
1.60%	—	—	94,166	—	7,428
1.65%	—	—	67,777	—	11,185
1.70%	—	—	75,787	—	958
1.75%	—	—	13,980	—	—
1.80%	—	—	32,510	—	37,797
1.85%	—	—	100,451	—	—
1.90%	—	—	—	—	—
Total	48,412,573	14,310,039	61,196,365	25,819,863	14,475,068

90	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	101,977	78,406	204,845	986,414	228,619
0.60%	—	—	—	—	—
0.75%	3,147,737	204,693	11,932,828	57,737,860	7,203,791
0.85%	2,058,605	181,679	6,324,618	23,132,678	4,648,691
0.95%	2,678,328	1,066,388	12,158,236	48,595,571	8,737,136
1.00%	461,055	5,330	2,821,737	9,144,056	1,970,115
1.05%	992,139	95,955	4,413,489	17,492,269	4,510,554
1.10%	920,571	505,114	4,416,665	9,029,498	3,783,527
1.15%	—	—	7,745	5,237	—
1.20%	157,375	415,380	2,835,194	6,883,753	2,293,641
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	109,967	—	680,248	1,415,823	208,993
1.30%	531,380	500,662	2,149,830	6,634,223	2,265,472
1.35%	—	176,163	2,087,452	1,063,810	1,193,272
1.40%	—	21,028	65,040	—	111,422
1.45%	94,989	145,274	413,603	2,170,736	317,881
1.50%	—	43	243,870	92,243	214,048
1.55%	—	—	110,411	59,068	53,527
1.60%	—	—	92,140	15,532	59,073
1.65%	—	—	42,808	30,546	20,312
1.70%	—	1,245	43,243	136,232	11,540
1.75%	—	9,121	568	—	—
1.80%	—	10,619	28,532	—	1,224
1.85%	—	—	—	27,794	606
1.90%	—	—	—	—	3,858
Total	11,254,123	3,417,100	51,073,102	184,653,343	37,837,302

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	191,566	3,635	57,988	17,535	13,341
0.60%	—	—	—	—	—
0.75%	14,289,651	563,883	3,656,064	6,675,252	1,847,777
0.85%	7,311,963	108,861	1,917,982	—	—
0.95%	14,974,703	1,023,256	8,970,250	4,245,452	1,437,726
1.00%	2,347,743	54,814	649,526	279,192	—
1.05%	6,179,332	564,453	2,013,359	—	—
1.10%	3,179,794	657,886	4,577,457	—	—
1.15%	—	—	—	—	—
1.20%	2,689,286	269,185	1,960,660	218,589	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	717,572	651	33,906	—	—
1.30%	2,473,259	519,683	1,475,543	—	—
1.35%	610,750	293,711	2,184,650	—	—
1.40%	83,891	237,698	17,408	—	—
1.45%	663,576	29,554	674,262	—	—
1.50%	387,593	59,866	180,339	—	—
1.55%	66,953	988	59,729	—	—
1.60%	27,734	32	3,267	—	—
1.65%	78,694	27,692	143,406	—	—
1.70%	7,020	5,622	33,983	—	—
1.75%	62,913	—	119,440	—	—
1.80%	15,961	—	—	—	—
1.85%	—	—	79,278	—	—
1.90%	—	—	—	—	—
Total	56,359,954	4,421,470	28,808,497	11,436,020	3,298,844

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	91

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	171,972	12,422	120,386	1,548,821	2,962,473
0.60%	—	—	—	1,944	—
0.75%	5,975,078	2,365,324	2,596,926	43,514,471	60,190,528
0.85%	4,566,032	—	1,936,660	244,680,526	207,557,195
0.95%	12,265,403	1,983,595	3,825,934	169,477,137	31,477,928
1.00%	1,697,927	—	708,164	6,785,302	8,051,147
1.05%	2,172,069	—	965,097	18,290,452	69,852,641
1.10%	3,922,372	—	2,106,396	37,387,645	41,389,645
1.15%	—	—	—	163,438	—
1.20%	2,296,790	—	922,588	78,566,626	2,691,151
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	215,172	—	97,735	1,825,220	3,850,375
1.30%	1,686,657	—	663,980	18,356,855	9,096,949
1.35%	1,479,369	—	494,651	9,180,778	—
1.40%	35,786	—	6,318	4,857,055	—
1.45%	545,656	—	71,494	4,352,969	1,035,435
1.50%	283,030	—	111,007	1,831,727	—
1.55%	1,966	—	—	587,463	—
1.60%	41,369	—	84,927	639,658	—
1.65%	52,529	—	11,736	2,355,675	—
1.70%	132,166	—	1,426	398,239	—
1.75%	35,657	—	11,864	332,360	—
1.80%	32,530	—	4,704	—	—
1.85%	13,105	—	—	247,511	—
1.90%	—	—	—	—	—
Total	37,622,635	4,361,341	14,741,993	645,381,872	438,155,467

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	1,109,070	613,093	11,611	91	—
0.60%	—	—	—	—	—
0.75%	29,606,368	38,284,335	352,269	93,800	5,000,796
0.85%	75,379,846	165,113,043	670,495	1,187,546	35,597,889
0.95%	91,597,044	39,140,964	10,417,656	4,549,849	196,362,126
1.00%	5,106,533	5,428,261	46,977	1,000	273,848
1.05%	21,344,291	104,084,720	261,757	109,406	15,897,696
1.10%	20,281,691	39,710,856	3,673,774	3,261,423	78,932,139
1.15%	12,116	—	—	—	—
1.20%	48,719,685	4,225,246	110,918	285,327	10,686,781
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,613,864	5,125,296	36,741	—	68,920
1.30%	26,676,440	27,062,220	589,439	422,390	10,328,614
1.35%	9,896,291	—	316,568	316,483	9,539,895
1.40%	7,861,086	—	—	—	1,482,500
1.45%	7,898,322	10,178,230	—	—	3,360,110
1.50%	2,587,021	—	1,624	—	958,736
1.55%	3,709,833	—	12,670	—	—
1.60%	1,008,779	—	—	—	25,719
1.65%	3,499,451	—	—	—	180,976
1.70%	3,221,550	—	—	—	746,454
1.75%	496,520	—	—	—	—
1.80%	1,112,260	—	—	—	—
1.85%	377,178	—	—	—	2,125,835
1.90%	—	—	—	—	—
Total	364,115,239	438,966,264	16,502,499	10,227,315	371,569,034

92	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	357,595	6,102,111	1,938,532	2,853,148	6,485,562
0.60%	—	—	—	—	—
0.75%	16,093,036	191,799,748	126,718,409	234,363,836	523,884,341
0.85%	86,814,096	1,220,902,392	843,569,483	1,484,110,642	2,616,708,324
0.95%	559,214,486	3,565,617,575	5,348,660,537	1,240,605,569	352,246,262
1.00%	1,838,457	21,734,259	18,110,619	34,132,277	74,033,073
1.05%	36,277,943	376,744,474	1,043,327,279	122,374,047	1,041,252,554
1.10%	266,316,327	1,376,963,056	1,895,549,449	231,878,307	601,347,611
1.15%	—	2,672,953	8,887,108	826,512	—
1.20%	40,095,438	231,063,488	306,488,435	732,836,905	35,937,705
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,784	167,108	443,651	13,989,634	20,848,587
1.30%	35,877,245	97,856,881	331,054,317	156,178,830	244,198,397
1.35%	33,958,667	123,613,594	203,174,637	80,144,447	—
1.40%	1,144,554	3,535,545	27,618,380	44,644,846	—
1.45%	7,704,285	10,188,005	25,611,292	70,597,958	18,554,922
1.50%	1,352,671	5,348,651	17,508,059	19,868,785	—
1.55%	228,814	2,311,932	12,830,190	9,392,627	—
1.60%	445,741	2,828,027	7,089,536	11,286,888	—
1.65%	294,027	950,690	3,629,564	18,633,254	—
1.70%	2,198,201	560,693	7,478,461	10,390,065	—
1.75%	29,152	22,943	3,367,479	3,261,226	—
1.80%	15,662	—	9,441	736,360	—
1.85%	401,306	80,545	385,280	2,750,776	—
1.90%	—	—	43,471	—	—
Total	1,090,668,487	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	1,514,237	6,707,387	1,510,040	2,261,048	89,053
0.60%	—	—	—	—	—
0.75%	133,356,337	231,699,465	74,527,393	123,525,991	11,438,175
0.85%	814,790,691	775,540,429	212,143,760	446,131,772	3,475,974
0.95%	606,530,439	143,368,974	272,779,102	99,578,659	6,360,203
1.00%	17,705,340	28,299,150	12,373,769	16,122,613	1,475,279
1.05%	62,034,277	296,177,674	41,188,520	230,578,796	1,882,007
1.10%	134,450,279	142,292,456	55,606,323	133,232,610	755,748
1.15%	297,159	—	723,394	—	—
1.20%	284,009,346	8,352,033	126,804,121	11,177,759	744,594
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,267,657	16,506,569	4,655,919	9,408,620	125,703
1.30%	66,682,722	42,420,576	53,177,288	78,537,966	333,217
1.35%	36,669,225	—	23,206,303	—	—
1.40%	14,395,132	—	16,510,039	—	—
1.45%	25,341,047	3,067,129	21,766,108	15,513,052	141,187
1.50%	9,932,574	—	4,843,960	—	—
1.55%	2,262,783	—	5,768,615	—	—
1.60%	3,941,516	—	5,674,819	—	—
1.65%	6,550,851	—	6,459,204	—	—
1.70%	3,348,020	—	4,885,802	—	—
1.75%	438,742	—	2,245,730	—	—
1.80%	388,551	—	1,654,822	—	—
1.85%	262,905	—	2,173,590	—	—
1.90%	—	—	890,876	—	—
Total	2,232,169,830	1,694,431,842	951,569,497	1,166,068,886	26,821,140

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	93

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	—	90	—	533,933	310,594
0.60%	—	—	—	—	—
0.75%	75,900	526,629	566,380	22,964,109	28,181,295
0.85%	2,462,839	25,270,982	14,182,078	12,338,566	9,389,336
0.95%	46,010,721	515,180,556	379,986,103	14,860,429	17,899,213
1.00%	—	44,928	40,382	3,229,374	5,235,320
1.05%	954,958	28,319,085	13,110,409	6,842,568	5,686,335
1.10%	13,764,888	163,769,077	131,448,699	4,155,526	3,145,753
1.15%	—	404,689	—	—	—
1.20%	1,780,907	19,202,346	13,798,547	1,315,687	1,967,398
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	25,096	—	584,136	562,978
1.30%	2,472,057	10,230,210	13,311,220	1,398,436	1,219,041
1.35%	1,238,559	14,013,637	8,736,935	—	—
1.40%	—	1,161,998	960,061	—	—
1.45%	358,217	1,725,266	3,761,851	341,100	302,351
1.50%	113,283	84,481	421,116	—	—
1.55%	—	215,849	89,957	—	—
1.60%	—	580,700	240,045	—	—
1.65%	—	1,219,980	130,115	—	—
1.70%	35,124	323,748	518,753	—	—
1.75%	—	156,814	254,354	—	—
1.80%	18,914	47,133	18,238	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	69,286,367	782,503,294	581,575,243	68,563,864	73,899,614

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	89	126,515	38,162	33,053
0.60%	—	—	—	—
0.75%	6,317,421	6,518,045	5,829,249	1,529,169
0.85%	—	3,946,362	3,434,690	504,911
0.95%	3,757,954	5,938,803	7,126,476	3,339,019
1.00%	658,457	1,434,553	829,115	174,629
1.05%	—	2,154,625	2,377,950	372,282
1.10%	—	1,285,909	2,114,019	861,897
1.15%	—	—	1,665	—
1.20%	332,712	796,714	1,151,628	493,113
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	288,754	136,832	179,580
1.30%	—	882,369	1,007,845	588,728
1.35%	—	—	1,226,552	430,271
1.40%	—	—	63,298	—
1.45%	—	228,173	178,477	517,714
1.50%	—	—	186,002	12,570
1.55%	—	—	4,560	14,394
1.60%	—	—	58,624	4,529
1.65%	—	—	9,776	12,178
1.70%	—	—	23,753	9,789
1.75%	—	—	268	—
1.80%	—	—	24,663	—
1.85%	—	—	—	1,502
1.90%	—	—	—	—
Total	11,066,633	23,600,822	25,823,604	9,079,328

94	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$86,594	$20,761	$483,044	$704,586	$289,582
0.60%	94	—	—	—	158
0.75%	702,162	2,463,423	40,192,222	59,200,753	6,647,049
0.85%	332,944	2,034,151	7,840,477	13,137,540	4,109,427
0.95%	2,278,514	1,344,909	25,171,961	34,667,010	13,626,763
1.00%	51,885	164,918	5,218,275	9,465,120	1,676,841
1.05%	336,664	1,272,009	3,808,730	6,373,820	2,714,873
1.10%	1,930,668	595,533	1,770,585	5,632,540	6,068,814
1.15%	92	—	—	—	2,938
1.20%	841,523	445,156	2,623,803	3,682,607	4,079,807
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88	82,685	210,401	710,871	366,695
1.30%	1,545,341	215,478	550,354	2,501,501	2,626,249
1.35%	318,812	—	—	—	2,618,129
1.40%	85	—	—	—	213,335
1.45%	73,876	6,402	111,448	365,834	659,815
1.50%	113,873	—	—	—	126,178
1.55%	11,799	—	—	—	70,425
1.60%	62,009	—	—	—	210,245
1.65%	84	—	—	—	165,585
1.70%	2,316	—	—	—	135,282
1.75%	88	—	—	—	28,780
1.80%	88	—	—	—	46,236
1.85%	151,298	—	—	—	1,337
1.90%	88	—	—	—	144
Total	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$46,484,687

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$5,482	$605,621	$415,209	$241,171	$228,577
0.60%	—	—	—	—	104
0.75%	5,878,387	17,981,931	9,288,723	23,291,448	10,939,611
0.85%	—	14,970,870	4,475,000	—	6,472,781
0.95%	4,196,640	14,633,133	5,988,731	15,623,402	27,303,293
1.00%	—	3,034,423	2,006,800	—	3,222,511
1.05%	—	9,845,872	2,733,355	—	4,857,916
1.10%	—	5,119,553	1,105,048	—	9,485,055
1.15%	—	—	—	—	4,013
1.20%	—	1,834,457	1,270,409	—	5,775,178
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	742,678	454,658	—	356,641
1.30%	—	2,576,708	437,539	—	5,793,027
1.35%	—	—	—	—	4,405,574
1.40%	—	—	—	—	794,393
1.45%	—	592,183	848,546	—	2,414,650
1.50%	—	—	—	—	895,720
1.55%	—	—	—	—	31,845
1.60%	—	—	—	—	230,797
1.65%	—	—	—	—	213,271
1.70%	—	—	—	—	380,584
1.75%	—	—	—	—	60,593
1.80%	—	—	—	—	84,932
1.85%	—	—	—	—	147,870
1.90%	—	—	—	—	81
Total	$10,080,509	$71,937,429	$29,024,018	$39,156,021	$84,099,017

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	95

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$86	$1,666,151	$24,727	$640,131	$388,883
0.60%	—	54	98	24	—
0.75%	12,497,583	92,053,529	361,830	16,443,235	140,270,945
0.85%	—	36,377,501	263,990	9,058,776	5,607,752
0.95%	5,693,826	110,016,012	1,415,286	30,393,167	66,860,308
1.00%	1,783,645	19,022,511	106,814	3,412,492	8,339,728
1.05%	—	24,908,450	138,113	6,765,710	3,331,049
1.10%	—	44,322,762	878,085	12,839,993	1,687,574
1.15%	—	296,479	118	594	—
1.20%	798,752	23,598,166	614,877	9,762,816	3,051,067
1.25%	—	—	—	—	—
1.25%	—	4,208,719	—	—	574,109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	67,190,231	—	—	138,758,842
1.25%	—	—	1,605	248,055	—
1.30%	—	24,439,147	263,779	3,872,092	938,076
1.35%	—	23,580,223	171,047	5,458,213	—
1.40%	—	1,358,359	1,718	324,850	—
1.45%	—	4,815,428	59,840	1,334,955	99,526
1.50%	—	2,665,589	61,672	968,017	—
1.55%	—	895,759	19,059	60,791	—
1.60%	—	862,031	14,166	365,820	—
1.65%	—	490,452	10,557	106,837	—
1.70%	—	1,128,567	115	448,018	—
1.75%	—	403,209	115	18,194	—
1.80%	—	321,588	115	24	—
1.85%	—	533,346	114	91,262	—
1.90%	—	49	3,861	24	—
Total	$20,773,892	$485,154,312	$4,411,701	$102,614,090	$369,907,859

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.55%	$14,469	$2,774,792	$495,051	$2,158,831	$418,323
0.60%	20	—	83	—	—
0.75%	596,581	216,612,994	2,386,807	47,948,379	32,465,539
0.85%	322,910	51,145,632	1,233,884	17,954,605	8,723,648
0.95%	784,899	123,693,334	4,504,561	29,286,853	26,632,334
1.00%	90,738	29,631,899	438,442	8,427,647	3,880,891
1.05%	246,672	24,501,023	980,321	9,584,428	5,841,023
1.10%	218,843	15,646,933	1,427,981	7,752,062	2,168,688
1.15%	20	—	81	—	—
1.20%	323,903	11,886,904	1,109,159	2,629,889	3,041,151
1.25%	—	64,643,344	—	34,044,911	—
1.25%	—	2,879,506	—	1,188,334	445,238
1.25%	—	—	—	—	—
1.25%	—	—	—	—	7,861,163
1.25%	—	—	—	—	—
1.25%	21,034	—	153,299	—	—
1.30%	584,698	6,560,784	789,057	2,638,538	1,793,141
1.35%	252,590	—	694,917	—	—
1.40%	21	—	8,416	—	—
1.45%	31,584	2,077,385	394,905	524,437	471,555
1.50%	21	—	36,976	—	—
1.55%	11,247	—	14,690	—	—
1.60%	21	—	11,435	—	—
1.65%	10,400	—	41,655	—	—
1.70%	21	—	27,557	—	—
1.75%	20	—	152	—	—
1.80%	20	—	79	—	—
1.85%	20	—	79	—	—
1.90%	20	—	79	—	—
Total	$3,510,772	$552,054,530	$14,749,666	$164,138,914	$93,742,694

96	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$3,306,719	$1,319,741	$1,612,662	$1,212,903	$1,259,878
0.60%	—	—	—	—	—
0.75%	40,388,017	88,485,810	52,576,524	128,404,455	70,738,595
0.85%	12,002,367	21,765,884	23,385,975	32,741,122	9,027,680
0.95%	27,386,681	68,941,853	38,305,233	101,308,313	37,424,949
1.00%	4,413,594	9,809,006	8,865,633	13,751,534	6,034,860
1.05%	7,429,380	15,388,426	15,137,360	25,504,553	4,683,075
1.10%	4,216,430	6,329,320	6,694,605	8,406,522	2,369,159
1.15%	—	—	—	—	—
1.20%	1,727,806	7,114,232	6,407,502	11,752,758	2,618,233
1.25%	—	—	—	—	—
1.25%	1,892,726	930,960	—	1,485,707	—
1.25%	—	—	—	—	—
1.25%	—	27,652,043	—	—	—
1.25%	14,921,686	—	—	31,817,778	—
1.25%	—	—	1,264,837	—	462,265
1.30%	1,431,586	3,505,359	4,577,965	6,048,237	736,976
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	992,319	2,369,523	1,599,562	2,095,600	124,415
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$120,109,311	$253,612,157	$160,427,858	$364,529,482	$135,480,085

Subaccount	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$533,564	$77,280	$70,058	$202,106	$622,067
0.60%	25	81	84	—	—
0.75%	72,360,033	4,711,946	2,496,058	27,188,568	20,092,297
0.85%	22,187,632	2,474,850	1,432,209	4,336,004	14,790,342
0.95%	98,106,926	10,824,308	5,300,887	15,543,868	13,409,052
1.00%	13,836,626	931,340	718,187	1,638,623	2,669,843
1.05%	13,265,362	2,110,347	1,178,286	2,472,462	7,037,481
1.10%	30,118,234	2,032,538	1,047,364	1,163,876	4,098,216
1.15%	178,237	21,319	83	—	—
1.20%	20,355,504	2,957,962	853,779	812,833	1,213,534
1.25%	—	—	—	—	—
1.25%	—	—	—	89,528	—
1.25%	—	—	—	26,791,755	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,499,903	271,241	101,640	—	337,994
1.30%	20,282,289	1,578,549	527,953	483,540	1,774,907
1.35%	13,093,155	2,351,345	764,397	—	—
1.40%	918,369	365,155	61,226	—	—
1.45%	3,446,298	627,462	388,084	77,401	327,754
1.50%	1,469,537	380,654	171,564	—	—
1.55%	356,208	58,397	27,370	—	—
1.60%	371,492	26,547	11,398	—	—
1.65%	273,643	93,438	82	—	—
1.70%	733,185	304,299	20,759	—	—
1.75%	28,841	10,468	7,999	—	—
1.80%	13,507	88	82	—	—
1.85%	175,515	46,212	82	—	—
1.90%	17,884	79	82	—	—
Total	$313,621,969	$32,255,905	$15,179,713	$80,800,564	$66,373,487

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	97

Subaccount	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$681,953	$148,360	$319,100	$155,777	$207,533
0.60%	—	—	—	—	—
0.75%	24,678,519	13,664,108	20,660,332	31,584,809	5,616,338
0.85%	8,587,155	5,284,551	3,264,945	7,627,915	2,430,378
0.95%	15,769,218	10,996,998	13,061,601	27,096,981	4,341,279
1.00%	2,927,967	1,687,170	2,446,538	3,326,847	1,524,725
1.05%	5,205,459	4,757,207	2,514,694	4,673,768	1,762,341
1.10%	4,023,358	1,391,126	1,430,688	1,652,963	1,239,995
1.15%	—	—	—	—	—
1.20%	1,669,610	935,767	820,594	3,112,831	761,882
1.25%	—	—	—	—	—
1.25%	753,146	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,501,800	—	—	—	—
1.25%	—	104,980	165,501	346,093	130,949
1.30%	1,651,889	696,647	864,767	1,340,474	563,355
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	205,129	140,522	46,418	823,823	162,206
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$94,655,203	$39,807,436	$45,595,178	$81,742,281	$18,740,981

Subaccount	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP MFS Blend Res Core Eq, Cl 3
0.55%	$524,136	$623,058	$76,418	$710,954	$195,838
0.60%	74	—	96	—	—
0.75%	3,662,516	32,757,316	1,433,845	45,708,766	9,586,585
0.85%	1,503,887	10,738,732	1,142,698	28,985,395	8,344,347
0.95%	5,757,661	24,548,556	6,076,367	29,322,306	5,867,334
1.00%	1,140,095	4,690,494	448,122	6,111,596	751,765
1.05%	1,326,932	6,858,535	1,022,915	14,862,722	3,604,729
1.10%	2,117,935	2,409,326	1,670,835	8,341,048	1,551,537
1.15%	5,141	—	93	—	—
1.20%	860,757	3,903,461	1,613,335	2,600,377	637,658
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	192,515	674,791	68,786	1,558,033	226,301
1.30%	745,958	2,137,877	1,237,099	3,368,069	1,204,767
1.35%	980,111	—	664,590	—	—
1.40%	73	—	23,025	—	—
1.45%	291,019	1,058,226	106,595	941,086	217,802
1.50%	95,584	—	52,984	—	—
1.55%	19,764	—	24,640	—	—
1.60%	54,589	—	18,280	—	—
1.65%	9,678	—	16,933	—	—
1.70%	22,276	—	16,577	—	—
1.75%	138	—	91	—	—
1.80%	72	—	57,840	—	—
1.85%	1,395	—	91	—	—
1.90%	72	—	91	—	—
Total	$19,312,378	$90,400,372	$15,772,346	$142,510,352	$32,188,663

98	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
0.55%	$264,819	$16,701	$30,486	$2,900,608	$2,394,952
0.60%	—	75	84	—	197
0.75%	12,277,156	3,254,727	3,895,708	44,326,806	115,015,090
0.85%	5,722,650	1,559,235	1,822,862	19,632,497	62,108,827
0.95%	7,789,736	6,880,011	6,275,488	38,075,260	112,385,985
1.00%	2,190,923	384,789	458,442	7,272,497	19,187,077
1.05%	3,512,084	585,114	1,601,992	13,451,480	39,654,064
1.10%	1,867,328	1,462,702	1,144,360	7,905,660	40,781,342
1.15%	—	4,871	2,166	—	108,754
1.20%	847,626	1,938,703	1,158,648	4,589,416	21,096,881
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	329,900	93,438	170,138	1,756,026	6,206,709
1.30%	884,874	1,294,420	739,958	5,804,008	19,512,722
1.35%	—	902,687	805,693	—	11,925,520
1.40%	—	70,935	209,579	—	1,206,672
1.45%	166,287	395,797	175,202	2,763,187	6,182,893
1.50%	—	177,466	205,024	—	1,908,784
1.55%	—	132,117	42,685	—	247,102
1.60%	—	15,488	28,493	—	271,545
1.65%	—	62,801	21,975	—	335,010
1.70%	—	67,811	66,834	—	443,683
1.75%	—	76	961	—	15,618
1.80%	—	11,065	79	—	50,640
1.85%	—	24,612	15,399	—	78,929
1.90%	—	74	77	—	49,736
Total	$35,853,383	$19,335,715	$18,872,333	$148,477,445	$461,168,732

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
0.55%	$377,234	$570,220	$28,632	$273,117	$696,184
0.60%	—	—	—	85	—
0.75%	26,630,279	52,838,811	7,794,674	22,049,488	44,451,593
0.85%	—	—	—	10,324,899	8,929,524
0.95%	18,462,837	37,918,569	5,833,842	34,399,845	27,539,578
1.00%	—	—	—	4,532,399	5,814,725
1.05%	—	—	—	10,934,330	4,057,212
1.10%	—	—	—	11,192,928	3,335,833
1.15%	—	—	—	41,804	—
1.20%	—	—	—	6,981,712	2,491,551
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,727,278	329,410
1.30%	—	—	—	5,360,974	2,165,985
1.35%	—	—	—	4,757,539	—
1.40%	—	—	—	221,331	—
1.45%	—	—	—	2,296,252	284,599
1.50%	—	—	—	1,048,338	—
1.55%	—	—	—	110,275	—
1.60%	—	—	—	303,744	—
1.65%	—	—	—	194,928	—
1.70%	—	—	—	275,853	—
1.75%	—	—	—	85	—
1.80%	—	—	—	85	—
1.85%	—	—	—	70,055	—
1.90%	—	—	—	63,134	—
Total	$45,470,350	$91,327,600	$13,657,148	$117,160,478	$100,096,194

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	99

Subaccount	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$142,506	$952,197	$1,378,856	$371,533	$246,320
0.60%	95	149	—	71	—
0.75%	6,631,537	46,922,117	81,527,981	476,180	3,954,239
0.85%	4,764,938	13,399,832	—	228,626	—
0.95%	15,961,261	38,627,634	49,755,502	1,882,399	2,529,807
1.00%	1,068,356	6,910,778	11,778,797	45,012	—
1.05%	3,096,796	6,410,564	—	318,531	—
1.10%	10,084,905	8,132,118	—	583,105	—
1.15%	92	53,604	—	70	—
1.20%	5,419,223	7,515,374	5,356,974	495,397	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	387,230	374,270	—	11,267	—
1.30%	3,106,987	4,039,075	—	440,148	—
1.35%	4,300,459	3,452,301	—	216,167	—
1.40%	257,340	391,057	—	13,411	—
1.45%	2,268,616	442,593	—	90,882	—
1.50%	353,168	404,274	—	12,833	—
1.55%	90,726	60,328	—	77	—
1.60%	123,930	134,117	—	1,794	—
1.65%	146,832	34,945	—	9,289	—
1.70%	292,817	192,001	—	1,541	—
1.75%	15,117	165	—	75	—
1.80%	24,670	657	—	69	—
1.85%	133,630	10,958	—	24,886	—
1.90%	89	126	—	68	—
Total	$58,671,320	$138,461,234	$149,798,110	$5,223,431	$6,730,366

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
0.55%	$1,048,086	$4,331	$245,241	$1,155,333	$636,111
0.60%	—	—	90	—	—
0.75%	58,572,631	8,553,117	6,023,096	62,000,715	12,726,385
0.85%	8,799,862	—	2,839,566	12,925,862	9,393,291
0.95%	38,165,623	4,733,346	12,847,946	33,478,669	7,969,431
1.00%	6,665,621	—	2,613,799	14,533,806	1,902,704
1.05%	5,510,502	—	2,541,958	6,821,776	5,389,964
1.10%	1,700,433	—	6,247,723	3,967,962	3,918,884
1.15%	—	—	2,924	—	—
1.20%	2,885,920	—	3,709,732	5,901,049	629,798
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	519,261	—	273,207	734,247	384,919
1.30%	1,030,882	—	4,618,298	2,714,064	1,297,509
1.35%	—	—	2,116,514	—	—
1.40%	—	—	301,161	—	—
1.45%	164,861	—	1,058,758	581,948	321,245
1.50%	—	—	505,335	—	—
1.55%	—	—	8,640	—	—
1.60%	—	—	213,032	—	—
1.65%	—	—	190,185	—	—
1.70%	—	—	95,653	—	—
1.75%	—	—	380,565	—	—
1.80%	—	—	78	—	—
1.85%	—	—	61,127	—	—
1.90%	—	—	85	—	—
Total	$125,063,682	$13,290,794	$46,894,713	$144,815,431	$44,570,241

100	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv
0.55%	$589,681	$134,232	$16,490	$63,555	$48,716
0.60%	—	—	86	—	80
0.75%	26,641,094	11,669,830	1,437,051	10,215,653	7,547,335
0.85%	12,158,088	—	1,588,769	—	5,843,355
0.95%	21,622,629	7,893,827	4,518,568	5,560,000	17,214,968
1.00%	3,604,316	591,795	622,537	—	1,213,742
1.05%	6,654,610	—	978,593	—	3,641,407
1.10%	3,547,480	—	2,845,031	—	5,028,590
1.15%	—	—	84	—	135,025
1.20%	1,382,708	335,991	1,048,699	—	3,797,915
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	546,409	—	121,108	—	337,588
1.30%	1,308,653	—	1,157,864	—	2,218,870
1.35%	—	—	935,299	—	1,655,145
1.40%	—	—	77	—	173,094
1.45%	318,787	—	695,339	—	1,001,038
1.50%	—	—	80,983	—	160,717
1.55%	—	—	25,234	—	22,820
1.60%	—	—	22,002	—	69,069
1.65%	—	—	87	—	57,521
1.70%	—	—	27,085	—	83,174
1.75%	—	—	8,709	—	13,613
1.80%	—	—	74	—	30,535
1.85%	—	—	109	—	1,827
1.90%	—	—	81	—	38,690
Total	$78,374,455	$20,625,675	$16,129,959	$15,839,208	$50,334,834

Subaccount	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv
0.55%	$107	$111,170	$121,906	$362,400	$177,851
0.60%	107	—	—	200	103
0.75%	673,736	14,748,668	14,479,823	10,611,946	2,624,092
0.85%	417,482	—	—	9,772,957	1,372,329
0.95%	2,396,889	8,579,618	10,776,259	11,080,340	4,043,195
1.00%	2,689	556,531	476,882	1,592,717	555,121
1.05%	271,995	—	—	4,582,592	1,088,742
1.10%	961,852	—	—	3,777,860	2,237,959
1.15%	103	—	—	31,292	101
1.20%	670,591	234,042	267,684	1,803,559	1,468,759
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,073	—	—	395,542	145,024
1.30%	223,239	—	—	1,605,478	1,913,911
1.35%	580,532	—	—	1,314,152	693,504
1.40%	14,959	—	—	8,480	89
1.45%	130,277	—	—	570,356	141,981
1.50%	85,628	—	—	284,311	56,899
1.55%	77	—	—	51,908	18,048
1.60%	76	—	—	58,979	119,719
1.65%	326,187	—	—	205	108
1.70%	19,360	—	—	44,478	167,860
1.75%	100	—	—	219	99
1.80%	5,893	—	—	10,230	50,371
1.85%	10,259	—	—	6,305	28,939
1.90%	99	—	—	185	97
Total	$6,798,310	$24,230,029	$26,122,554	$47,966,691	$16,904,901

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	101

Subaccount	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II
0.55%	$188,720	$204,382	$1,159,541	$317,882	$246,258
0.60%	—	—	155	—	119
0.75%	27,985,488	19,475,492	52,038,539	11,305,298	5,931,387
0.85%	4,230,080	—	24,596,928	6,840,157	4,791,516
0.95%	16,816,649	11,741,187	46,675,977	8,545,947	7,302,463
1.00%	3,934,160	1,659,435	7,945,333	2,356,263	1,184,359
1.05%	3,788,930	—	13,378,517	4,502,155	3,319,289
1.10%	2,857,095	—	12,315,016	2,335,428	2,996,177
1.15%	—	—	11,076	—	6,536
1.20%	1,465,677	1,009,883	8,333,999	963,336	1,463,367
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	615,161	—	1,219,095	375,747	549,629
1.30%	952,502	—	4,855,360	1,160,204	1,402,668
1.35%	—	—	2,990,256	—	655,517
1.40%	—	—	757,216	—	96,576
1.45%	339,668	—	1,578,318	401,806	211,066
1.50%	—	—	1,412,375	—	123,430
1.55%	—	—	208,613	—	14,999
1.60%	—	—	174,334	—	13,988
1.65%	—	—	124,925	—	20,984
1.70%	—	—	139,261	—	1,790
1.75%	—	—	25,592	—	80
1.80%	—	—	59,293	—	70,125
1.85%	—	—	143,589	—	110
1.90%	—	—	143	—	109
Total	$63,174,130	$34,090,379	$180,143,451	$39,104,223	$30,402,542

Subaccount	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
0.55%	$136,155	$76,692	$610,354	$1,756,795	$723,023
0.60%	—	73	249	81	155
0.75%	4,107,713	198,815	34,636,773	100,212,629	22,181,401
0.85%	2,991,365	175,834	13,884,527	37,103,252	10,904,858
0.95%	3,414,168	1,028,410	34,373,601	82,374,515	26,215,037
1.00%	584,480	5,130	7,895,055	15,299,787	5,851,693
1.05%	1,407,866	92,211	9,516,479	27,441,649	10,350,734
1.10%	1,299,321	484,571	9,415,529	14,048,709	8,623,248
1.15%	—	71	14,454	5,451	150
1.20%	194,924	397,053	7,735,227	11,220,980	6,624,343
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	152,835	71	1,425,160	2,174,744	468,296
1.30%	732,942	476,872	4,479,779	10,085,332	5,046,273
1.35%	—	167,504	4,556,277	1,097,052	3,016,948
1.40%	—	19,961	141,436	78	280,628
1.45%	128,660	137,643	883,262	3,332,000	695,870
1.50%	—	94	446,259	94,455	403,645
1.55%	—	79	237,430	60,340	133,215
1.60%	—	71	197,404	15,833	146,596
1.65%	—	71	91,372	31,056	50,214
1.70%	—	1,172	91,954	138,187	28,424
1.75%	—	8,551	1,404	77	131
1.80%	—	9,938	60,226	81	2,992
1.85%	—	71	232	27,992	1,122
1.90%	—	71	232	77	7,109
Total	$15,150,429	$3,281,029	$130,694,675	$306,521,152	$101,756,105

102	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
0.55%	$323,267	$4,163	$61,400	$45,497	$63,163
0.60%	92	86	2,243	—	—
0.75%	23,537,094	638,396	3,838,893	17,071,494	8,446,359
0.85%	12,335,074	122,719	2,004,210	—	—
0.95%	24,213,150	1,145,441	9,329,238	10,760,866	6,510,741
1.00%	3,737,693	61,184	673,937	701,349	—
1.05%	10,049,349	628,268	2,084,058	—	—
1.10%	5,137,704	730,197	4,727,044	—	—
1.15%	84	84	2,185	—	—
1.20%	4,183,274	297,074	2,015,180	541,070	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,147,683	800	34,766	—	—
1.30%	3,904,326	570,185	1,509,403	—	—
1.35%	806,394	321,397	2,229,929	—	—
1.40%	110,323	259,377	17,725	—	—
1.45%	1,065,092	32,157	684,873	—	—
1.50%	451,697	64,948	182,737	—	—
1.55%	87,195	1,069	60,380	—	—
1.60%	35,934	119	5,410	—	—
1.65%	101,589	29,790	144,287	—	—
1.70%	9,030	6,032	34,113	—	—
1.75%	80,614	81	119,611	—	—
1.80%	20,376	81	2,121	—	—
1.85%	86	81	79,018	—	—
1.90%	86	80	2,110	—	—
Total	$91,337,206	$4,913,809	$29,844,871	$29,120,276	$15,020,263

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$168,995	$64,486	$106,507	$2,941,081	$5,634,453
0.60%	98	—	139	3,086	—
0.75%	5,816,481	9,411,308	2,256,164	81,357,721	112,704,842
0.85%	4,423,753	—	1,689,611	454,212,210	385,838,775
0.95%	11,827,307	7,597,769	3,321,864	312,445,444	58,051,330
1.00%	1,633,446	—	613,058	12,449,891	14,795,601
1.05%	2,084,669	—	834,080	33,436,927	127,801,488
1.10%	3,755,964	—	1,815,998	68,063,189	75,461,892
1.15%	95	—	128	252,403	—
1.20%	2,188,793	—	791,739	142,069,060	4,867,665
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	204,567	—	83,678	3,284,735	6,939,933
1.30%	1,599,752	—	567,149	32,890,967	16,324,266
1.35%	1,400,128	—	421,513	17,062,376	—
1.40%	33,782	—	5,371	8,995,489	—
1.45%	513,899	—	60,629	7,710,946	1,837,002
1.50%	265,900	—	93,833	2,772,882	—
1.55%	1,843	—	119	1,076,036	—
1.60%	38,684	—	71,528	1,166,807	—
1.65%	48,999	—	9,863	4,281,862	—
1.70%	123,008	—	1,195	721,021	—
1.75%	33,108	—	9,923	599,554	—
1.80%	30,133	—	4,058	23	—
1.85%	12,111	—	133	367,218	—
1.90%	75	—	133	50	—
Total	$36,205,590	$17,073,563	$12,758,413	$1,188,160,978	$810,257,247

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	103

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
0.55%	$1,477,563	$816,304	$12,033	$116	$22
0.60%	44	—	21	21	22
0.75%	38,840,712	50,184,798	364,852	97,899	5,575,825
0.85%	98,175,329	214,890,275	694,252	1,239,091	39,536,747
0.95%	118,445,452	50,535,037	10,783,648	4,745,955	219,045,848
1.00%	6,575,334	6,984,628	48,621	1,064	302,241
1.05%	27,358,417	133,312,439	270,874	114,088	17,647,928
1.10%	25,906,100	50,687,744	3,801,213	3,400,543	87,439,330
1.15%	14,048	—	21	21	22
1.20%	61,760,552	5,350,350	114,732	297,410	11,780,894
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,300,903	6,467,637	37,999	21	75,280
1.30%	33,535,858	33,996,141	609,532	440,150	11,331,068
1.35%	12,464,686	—	327,313	329,744	10,443,628
1.40%	9,868,014	—	21	21	1,619,426
1.45%	9,816,074	12,640,854	21	21	3,660,774
1.50%	2,938,655	—	1,699	21	1,042,227
1.55%	4,606,193	—	13,093	21	23
1.60%	1,247,430	—	21	21	27,836
1.65%	4,311,307	—	21	21	195,365
1.70%	3,952,735	—	21	21	803,726
1.75%	607,082	—	21	21	22
1.80%	1,354,758	—	21	21	22
1.85%	419,914	—	21	21	2,272,918
1.90%	24	—	21	21	22
Total	$466,977,184	$565,866,207	$17,080,092	$10,666,354	$412,801,216

Subaccount	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$416,868	$8,584,529	$2,377,960	$5,486,989	$10,500,791
0.60%	22	23	23	23	—
0.75%	18,603,889	236,045,898	151,686,842	373,263,504	835,080,368
0.85%	99,964,148	1,496,826,066	1,005,797,173	2,345,797,129	4,140,902,486
0.95%	662,223,914	4,717,685,635	7,190,194,078	1,946,215,658	552,983,358
1.00%	2,103,444	26,472,500	21,460,675	53,367,270	115,824,695
1.05%	42,757,242	496,032,286	1,394,285,238	190,749,902	1,621,805,122
1.10%	313,158,283	1,809,075,640	2,356,311,897	359,899,628	933,338,050
1.15%	29	3,502,978	11,810,395	1,110,191	—
1.20%	46,915,435	302,102,849	406,131,040	1,127,477,219	55,335,519
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,213	201,424	520,242	21,440,616	31,990,687
1.30%	41,777,965	127,323,667	436,174,734	238,763,291	373,056,650
1.35%	39,458,071	160,487,713	266,958,627	123,631,207	—
1.40%	1,327,041	4,579,716	36,195,305	68,634,956	—
1.45%	8,909,216	13,164,351	33,454,512	106,558,956	28,023,601
1.50%	1,560,829	6,895,650	22,810,671	26,158,745	—
1.55%	263,380	2,974,275	16,672,571	14,281,144	—
1.60%	511,877	3,628,528	8,606,185	17,087,875	—
1.65%	336,878	1,217,016	4,688,870	28,113,717	—
1.70%	2,512,296	716,020	9,631,925	15,614,427	—
1.75%	33,251	29,235	4,325,142	4,883,177	—
1.80%	17,820	24	12,083	1,098,381	—
1.85%	455,468	102,160	492,013	3,548,852	—
1.90%	22	24	55,359	25	—
Total	$1,283,319,601	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327

104	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
0.55%	$2,669,443	$11,811,248	$2,211,770	$3,316,368	$323,910
0.60%	23	—	22	—	—
0.75%	230,861,752	401,696,452	107,475,171	178,360,848	40,567,581
0.85%	1,400,378,106	1,334,790,271	303,713,954	639,552,099	7,153,007
0.95%	1,034,713,624	244,800,124	387,955,093	141,621,073	22,045,791
1.00%	30,077,087	48,152,974	17,513,350	22,849,855	4,741,988
1.05%	105,520,939	501,734,242	58,474,529	325,319,378	3,784,987
1.10%	226,595,828	240,207,444	78,081,617	187,323,340	1,510,739
1.15%	427,373	—	899,137	—	—
1.20%	474,886,975	13,987,916	176,826,038	15,591,633	2,317,670
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,109,200	27,547,265	6,462,897	13,078,237	247,212
1.30%	110,861,897	70,485,053	73,645,520	108,681,026	651,155
1.35%	62,059,003	—	32,228,367	—	—
1.40%	24,279,919	—	22,851,157	—	—
1.45%	41,566,355	5,038,238	29,853,587	21,222,864	271,057
1.50%	14,001,547	—	5,901,509	—	—
1.55%	3,774,288	—	7,896,394	—	—
1.60%	6,547,022	—	7,734,967	—	—
1.65%	10,843,900	—	8,774,279	—	—
1.70%	5,520,220	—	6,609,939	—	—
1.75%	720,823	—	3,027,485	—	—
1.80%	635,933	—	2,222,658	—	—
1.85%	363,248	—	2,595,388	—	—
1.90%	46	—	1,060,827	—	—
Total	$3,799,414,551	$2,900,251,227	$1,344,015,655	$1,656,916,721	$83,615,097

Subaccount	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
0.55%	$21	$117	$21	$2,186,114	$1,371,681
0.60%	22	24	23	—	—
0.75%	78,529	559,735	594,478	90,761,061	120,251,993
0.85%	2,743,582	30,678,961	16,514,803	26,325,710	22,606,913
0.95%	51,245,148	624,703,016	441,975,180	56,865,500	73,871,838
1.00%	21	47,719	42,355	14,763,003	19,081,552
1.05%	1,061,338	34,299,603	15,231,457	14,246,910	13,470,718
1.10%	15,289,621	198,242,396	152,628,141	8,604,533	7,358,469
1.15%	22	489,585	23	—	—
1.20%	1,975,857	23,217,090	16,003,137	5,854,612	7,050,455
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22	30,325	23	1,195,305	1,294,014
1.30%	2,739,493	12,354,784	15,420,033	2,829,526	2,786,896
1.35%	1,371,753	16,914,206	10,115,307	—	—
1.40%	22	1,401,703	1,110,880	—	—
1.45%	396,278	2,079,956	4,350,272	678,476	679,116
1.50%	125,248	101,790	486,705	—	—
1.55%	22	259,924	103,908	—	—
1.60%	22	698,865	277,110	—	—
1.65%	22	1,467,398	150,118	—	—
1.70%	38,744	389,181	598,163	—	—
1.75%	22	188,397	293,120	—	—
1.80%	20,839	56,593	21,005	—	—
1.85%	22	24	23	—	—
1.90%	22	24	23	—	—
Total	$77,086,692	$948,181,416	$675,916,308	$224,310,750	$269,823,645

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	105

Subaccount	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$226	$253,635	$110,703	$38,052
0.60%	—	—	137	86
0.75%	15,886,427	12,790,347	16,356,298	1,743,787
0.85%	—	5,576,960	9,284,360	573,056
0.95%	9,025,087	11,299,650	19,395,570	3,773,813
1.00%	1,632,462	2,700,649	2,589,556	196,813
1.05%	—	2,966,373	6,246,980	418,542
1.10%	—	1,760,219	5,521,966	966,802
1.15%	—	—	2,989	83
1.20%	799,132	1,458,421	3,483,751	550,471
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	—	—	—
1.25%	—	388,472	351,399	200,016
1.30%	—	1,180,429	2,572,463	654,122
1.35%	—	—	2,847,457	476,970
1.40%	—	—	146,401	95
1.45%	—	300,002	447,763	571,173
1.50%	—	—	312,649	13,832
1.55%	—	—	10,430	15,808
1.60%	—	—	133,582	4,962
1.65%	—	—	22,192	13,310
1.70%	—	—	53,723	10,675
1.75%	—	—	760	82
1.80%	—	—	55,369	82
1.85%	—	—	168	1,627
1.90%	—	—	127	82
Total	$27,343,334	$40,675,157	$69,946,793	$10,224,341

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2017	7,130	$1.27	to	$1.19	$8,841	1.80%	0.55%	to	1.90%	13.70%		to	12.17%
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%		to	1.43%
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)		to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(5)	to	4.05	%(5)
AB VPS Global Thematic Gro, Cl B
2017	4,683	$1.91	to	$1.74	$8,645	0.28%	0.55%	to	1.45%	35.55%		to	34.34%
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
AB VPS Gro & Inc, Cl B
2017	36,558	$2.55	to	$2.06	$87,981	1.25%	0.55%	to	1.45%	17.95%		to	16.89%
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%		to	9.48%
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%

106	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Intl Val, Cl B
2017	78,291	$2.23	to	$0.98	$136,442	1.91%	0.55%	to	1.45%	24.41%		to	23.30%
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%		to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
ALPS Alerian Engy Infr, Class III
2017	46,826	$1.01	to	$0.95	$46,485	1.84%	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%		to	38.16%
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)		to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(6)	to	5.84	%(6)
AC VP Intl, Cl I
2017	5,612	$1.88	to	$1.75	$10,081	0.88%	0.55%	to	0.95%	30.49%		to	29.97%
2016	6,356	$1.44	to	$1.35	$8,770	1.11%	0.55%	to	0.95%	(6.02%)		to	(6.39%)
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%		to	(0.19%)
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
AC VP Mid Cap Val, Cl II
2017	29,035	$2.34	to	$2.62	$71,937	1.40%	0.55%	to	1.45%	10.86%		to	9.87%
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%		to	20.96%
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
AC VP Ultra, Cl II
2017	11,436	$2.60	to	$2.45	$29,024	0.24%	0.55%	to	1.45%	31.28%		to	30.11%
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%		to	2.85%
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%		to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
AC VP Val, Cl I
2017	11,135	$3.66	to	$3.40	$39,156	1.64%	0.55%	to	0.95%	8.15%		to	7.72%
2016	13,292	$3.38	to	$3.16	$43,279	1.74%	0.55%	to	0.95%	19.82%		to	19.34%
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)		to	(4.79%)
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
BlackRock Global Alloc, Cl III
2017	62,869	$1.37	to	$1.27	$84,099	1.30%	0.55%	to	1.90%	13.09%		to	11.58%
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%		to	1.86%
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)		to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
Calvert VP SRI Bal, Cl I
2017	11,496	$1.87	to	$1.91	$20,774	1.99%	0.55%	to	1.20%	11.38%		to	10.66%
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%		to	6.57%
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)		to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
Col VP Bal, Cl 3
2017	221,556	$2.27	to	$1.56	$485,154	—	0.55%	to	1.90%	13.89%		to	12.37%
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%		to	4.41%
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%		to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
Col VP Commodity Strategy, Cl 2
2017	7,268	$0.62	to	$0.58	$4,412	5.58%	0.55%	to	1.90%	1.15%		to	(0.20%)
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%		to	10.26%
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)		to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(6)	to	(6.67	%)(6)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2017	57,727	$1.82	to	$1.70	$102,614	—	0.55%	to	1.90%	20.82%		to	19.21%
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%		to	6.37%
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%		to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(5)	to	18.81	%(5)
Col VP Disciplined Core, Cl 3
2017	166,607	$1.97	to	$2.12	$369,908	—	0.55%	to	1.45%	23.54%		to	22.44%
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%		to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
Col VP Div Abs Return, Cl 2
2017	3,975	$0.90	to	$0.85	$3,511	—	0.55%	to	1.90%	2.03%		to	0.67%
2016	4,827	$0.89	to	$0.84	$4,199	—	0.55%	to	1.90%	(3.16%)		to	(4.46%)
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(5)	to	(5.98	%)(5)
Col VP Divd Opp, Cl 3
2017	206,320	$3.13	to	$1.75	$552,055	—	0.55%	to	1.45%	13.65%		to	12.64%
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
Col VP Emerg Mkts Bond, Cl 2
2017	13,655	$1.10	to	$1.03	$14,750	4.45%	0.55%	to	1.90%	11.08%		to	9.59%
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%		to	8.99%
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)		to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(5)	to	(10.30	%)(5)
Col VP Emer Mkts, Cl 3
2017	60,139	$3.40	to	$1.95	$164,139	0.09%	0.55%	to	1.45%	46.25%		to	44.95%
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
Col VP Global Bond, Cl 3
2017	59,884	$1.78	to	$1.16	$93,743	—	0.55%	to	1.45%	5.19%		to	4.25%
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
Col VP Govt Money Mkt, Cl 3
2017	109,560	$1.19	to	$0.93	$120,109	0.29%	0.55%	to	1.45%	(0.25%)		to	(1.14%)
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 3
2017	100,651	$2.77	to	$1.93	$253,612	5.36%	0.55%	to	1.45%	5.83%		to	4.88%
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%		to	10.11%
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
Col VP Inc Opp, Cl 3
2017	76,235	$2.25	to	$1.89	$160,428	6.04%	0.55%	to	1.45%	5.80%		to	4.86%
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%		to	9.26%
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%

108	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2017	203,734	$2.01	to	$1.40	$364,529	2.67%	0.55%	to	1.45%	3.17%		to	2.24%
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%		to	3.03%
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
Col VP Lg Cap Gro, Cl 3
2017	84,182	$1.55	to	$2.17	$135,480	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
Col VP Lg Cap Index, Cl 3
2017	142,086	$2.16	to	$1.89	$313,622	—	0.55%	to	1.90%	20.62%		to	19.01%
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%		to	9.41%
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
Col VP Limited Duration Cr, Cl 2
2017	30,588	$0.98	to	$0.99	$32,256	2.06%	0.55%	to	1.90%	1.25%		to	(0.10%)
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%		to	3.30%
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(8)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
Col VP Long Govt/Cr Bond, Cl 2
2017	13,756	$1.12	to	$1.05	$15,180	3.16%	0.55%	to	1.90%	10.39%		to	8.91%
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%		to	0.85%
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(6)	to	(5.32	%)(6)
Col VP Mid Cap Gro, Cl 3
2017	35,762	$2.68	to	$2.03	$80,801	—	0.55%	to	1.45%	22.12%		to	21.03%
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
Col VP Mid Cap Val, Cl 3
2017	27,611	$2.78	to	$2.00	$66,373	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%		to	12.36%
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
Col VP Overseas Core, Cl 3
2017	59,162	$1.51	to	$1.41	$94,655	1.98%	0.55%	to	1.45%	26.67%		to	25.54%
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)		to	(7.46%)
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%		to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
Col VP Select Lg Cap Val, Cl 3
2017	15,242	$2.87	to	$2.23	$39,807	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%		to	18.09%
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
Col VP Select Sm Cap Val, Cl 3
2017	14,554	$3.67	to	$2.04	$45,595	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%		to	12.19%
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 3
2017	59,588	$1.54	to	$1.12	$81,742	2.77%	0.55%	to	1.45%	2.65%		to	1.73%
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%		to	1.10%
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
CS Commodity Return
2017	35,795	$0.54	to	$0.51	$18,741	9.03%	0.55%	to	1.45%	0.96%		to	0.06%
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
CTIVP AQR Man Fut Strategy, Cl 2
2017	19,590	$1.00	to	$0.94	$19,312	0.31%	0.55%	to	1.90%	(1.50%)		to	(2.81%)
2016	23,589	$1.02	to	$0.97	$23,575	5.39%	0.55%	to	1.90%	(9.58%)		to	(10.79%)
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(5)	to	0.56	%(5)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	60,599	$1.56	to	$1.38	$90,400	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
CTIVP Lazard Intl Eq Adv, Cl 2
2017	12,629	$1.27	to	$1.20	$15,772	1.14%	0.55%	to	1.90%	22.97%		to	21.32%
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(6)	to	4.54	%(6)
CTIVP Loomis Sayles Gro, Cl 1
2017	101,978	$1.40	to	$1.38	$142,510	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(9)	to	4.51	%(9)
CTIVP MFS Blend Res Core Eq, Cl 3
2017	17,029	$1.95	to	$1.80	$32,189	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
CTIVP Vty Sycamore Estb Val, Cl 3
2017	12,502	$3.18	to	$2.44	$35,853	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
CTIVP WF Short Duration Govt, Cl 2
2017	19,668	$1.00	to	$0.92	$19,336	0.71%	0.55%	to	1.90%	(0.10%)		to	(1.44%)
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%		to	(1.11%)
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(8)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
Deutsche Alt Asset Alloc VIP, Cl B
2017	18,141	$1.07	to	$0.99	$18,872	2.08%	0.55%	to	1.90%	6.43%		to	5.00%
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%		to	3.02%
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)

110	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
EV VT Floating-Rate Inc, Init Cl
2017	106,635	$1.45	to	$1.31	$148,477	3.26%	0.55%	to	1.45%	2.85%		to	1.93%
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%		to	7.38%
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
Fid VIP Contrafund, Serv Cl 2
2017	208,759	$2.25	to	$1.77	$461,169	0.77%	0.55%	to	1.90%	20.92%		to	19.31%
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%		to	5.71%
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
Fid VIP Gro & Inc, Serv Cl
2017	19,471	$2.45	to	$2.28	$45,470	1.15%	0.55%	to	0.95%	16.13%		to	15.67%
2016	22,510	$2.11	to	$1.97	$45,379	1.58%	0.55%	to	0.95%	15.31%		to	14.85%
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)		to	(3.27%)
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%		to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%		to	32.20%
Fid VIP Mid Cap, Serv Cl
2017	12,686	$7.48	to	$6.95	$91,328	0.60%	0.55%	to	0.95%	20.04%		to	19.57%
2016	14,794	$6.23	to	$5.82	$88,919	0.41%	0.55%	to	0.95%	11.50%		to	11.06%
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)		to	(2.43%)
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%		to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%		to	34.78%
Fid VIP Overseas, Serv Cl
2017	7,741	$1.84	to	$1.71	$13,657	1.31%	0.55%	to	0.95%	29.39%		to	28.88%
2016	8,854	$1.43	to	$1.33	$12,112	1.27%	0.55%	to	0.95%	(5.64%)		to	(6.02%)
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%		to	2.51%
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)		to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%		to	29.15%
Fid VIP Strategic Inc, Serv Cl 2
2017	104,865	$1.14	to	$1.07	$117,160	3.66%	0.55%	to	1.90%	6.96%		to	5.53%
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%		to	5.99%
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(5)	to	(2.98	%)(5)
Frank Global Real Est, Cl 2
2017	44,547	$3.20	to	$1.06	$100,096	3.10%	0.55%	to	1.45%	9.87%		to	8.89%
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
Frank Inc, Cl 2
2017	46,996	$1.28	to	$1.20	$58,671	4.15%	0.55%	to	1.90%	9.07%		to	7.62%
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%		to	11.89%
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(5)	to	4.77	%(5)
Frank Sm Cap Val, Cl 2
2017	38,047	$5.28	to	$1.77	$138,461	0.52%	0.55%	to	1.90%	10.05%		to	8.57%
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%		to	27.73%
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
GS VIT Mid Cap Val, Inst
2017	30,996	$5.29	to	$3.50	$149,798	0.70%	0.55%	to	1.20%	10.46%		to	9.75%
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2017	5,549	$0.96	to	$0.91	$5,223	2.13%	0.55%	to	1.90%	4.57%		to	3.17%
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(8)	to	(3.75	%)(8)
GS VIT Sm Cap Eq Insights, Inst
2017	1,844	$3.82	to	$3.55	$6,730	0.53%	0.55%	to	0.95%	10.96%		to	10.51%
2016	2,054	$3.44	to	$3.21	$6,764	1.15%	0.55%	to	0.95%	22.53%		to	22.04%
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
GS VIT U.S. Eq Insights, Inst
2017	52,854	$2.46	to	$2.13	$125,064	1.34%	0.55%	to	1.45%	23.39%		to	22.29%
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%		to	9.14%
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
Invesco VI Am Fran, Ser I
2017	6,861	$1.96	to	$1.92	$13,291	0.08%	0.55%	to	0.95%	26.64%		to	26.14%
2016	7,876	$1.55	to	$1.52	$12,078	—	0.55%	to	0.95%	1.71%		to	1.30%
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
Invesco VI Bal Risk Alloc, Ser II
2017	39,964	$1.19	to	$1.12	$46,895	3.79%	0.55%	to	1.90%	9.23%		to	7.77%
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(5)	to	(2.97	%)(5)
Invesco VI Comstock, Ser II
2017	58,649	$2.69	to	$2.00	$144,815	1.92%	0.55%	to	1.45%	16.93%		to	15.89%
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
Invesco VI Hlth, Ser II
2017	20,032	$2.25	to	$2.15	$44,570	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
Invesco VI Intl Gro, Ser II
2017	41,420	$2.04	to	$1.64	$78,374	1.24%	0.55%	to	1.45%	22.06%		to	20.96%
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
Invesco VI Mid Cap Gro, Ser I
2017	11,855	$1.76	to	$1.70	$20,626	—	0.55%	to	1.20%	21.82%		to	21.03%
2016	13,515	$1.45	to	$1.40	$19,357	—	0.55%	to	1.20%	0.20%		to	(0.44%)
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
Ivy VIP Asset Strategy
2017	13,785	$1.18	to	$1.11	$16,130	1.48%	0.55%	to	1.90%	17.63%		to	16.05%
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(5)	to	17.22	%(5)

112	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson Enterprise, Serv
2017	9,251	$1.79	to	$1.67	$15,839	0.15%	0.55%	to	0.95%	26.39%		to	25.89%
2016	10,124	$1.42	to	$1.33	$13,757	0.02%	0.55%	to	0.95%	11.49%		to	11.05%
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
Janus Henderson Flex Bond, Serv
2017	48,174	$1.07	to	$1.00	$50,335	2.46%	0.55%	to	1.90%	2.79%		to	1.41%
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%		to	0.30%
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(5)	to	(2.85	%)(5)
Janus Henderson Gbl Alloc Mod, Srv
2017	4,973	$1.40	to	$1.30	$6,798	0.72%	0.55%	to	1.90%	15.62%		to	14.07%
2016	5,837	$1.21	to	$1.14	$6,951	1.05%	0.55%	to	1.90%	2.39%		to	1.02%
2015	8,904	$1.18	to	$1.13	$10,556	0.76%	0.55%	to	1.90%	(2.89%)		to	(4.21%)
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
Janus Henderson Global Tech, Serv
2017	16,362	$1.51	to	$3.47	$24,230	—	0.55%	to	1.20%	44.12%		to	43.19%
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%		to	12.50%
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
Janus Henderson Overseas, Serv
2017	17,974	$1.50	to	$2.38	$26,123	1.58%	0.55%	to	1.20%	30.09%		to	29.25%
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)		to	(7.82%)
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
Janus Henderson Res, Serv
2017	24,074	$2.07	to	$1.80	$47,967	0.24%	0.55%	to	1.90%	26.86%		to	25.16%
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
Lazard Ret Global Dyn MA, Serv
2017	12,337	$1.40	to	$1.32	$16,905	—	0.55%	to	1.90%	19.87%		to	18.27%
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%		to	1.36%
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(5)	to	9.56	%(5)
MFS Mass Inv Gro Stock, Serv Cl
2017	48,413	$1.31	to	$1.28	$63,174	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(9)	to	(2.71	%)(9)
MFS New Dis, Serv Cl
2017	14,310	$2.47	to	$2.64	$34,090	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
MFS Utilities, Serv Cl
2017	61,196	$3.59	to	$1.43	$180,143	4.10%	0.55%	to	1.90%	13.87%		to	12.35%
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%		to	9.15%
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2017	25,820	$1.55	to	$1.46	$39,104	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%		to	1.64%
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
MS VIF Mid Cap Gro, Cl II
2017	14,475	$2.12	to	$1.40	$30,403	—	0.55%	to	1.90%	37.84%		to	36.00%
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)		to	(10.56%)
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
NB AMT Intl Eq, Cl S
2017	11,254	$1.34	to	$1.36	$15,150	0.65%	0.55%	to	1.45%	26.07%		to	24.94%
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
NB AMT US Eq Index PW Strat, Cl S
2017	3,417	$0.98	to	$0.93	$3,281	—	0.55%	to	1.90%	6.10%		to	4.68%
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)		to	(2.51%)
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(8)	to	(2.13	%)(8)
Oppen Global VA, Serv
2017	51,073	$2.98	to	$1.79	$130,695	0.73%	0.55%	to	1.90%	35.57%		to	33.77%
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
Oppen Global Strategic Inc VA, Srv
2017	184,653	$1.78	to	$1.00	$306,521	1.99%	0.55%	to	1.90%	5.46%		to	4.05%
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(5)
Oppen Main St Sm Cap VA, Serv
2017	37,837	$3.16	to	$1.84	$101,756	0.65%	0.55%	to	1.90%	13.29%		to	11.77%
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
PIMCO VIT All Asset, Advisor Cl
2017	56,360	$1.68	to	$1.14	$91,337	4.43%	0.55%	to	1.90%	12.76%		to	11.25%
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%		to	10.77%
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2017	4,421	$1.15	to	$1.06	$4,914	2.16%	0.55%	to	1.90%	13.37%		to	11.85%
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%		to	1.98%
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
PIMCO VIT Tot Return, Advisor Cl
2017	28,808	$1.06	to	$0.99	$29,845	1.92%	0.55%	to	1.90%	4.24%		to	2.84%
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%		to	0.65%
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(5)	to	(4.86	%)(5)

114	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IB
2017	11,436	$2.60	to	$2.48	$29,120	0.63%	0.55%	to	1.20%	28.52%		to	27.69%
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%		to	6.51%
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
Royce Micro-Cap, Invest Cl
2017	3,299	$4.73	to	$4.40	$15,020	0.63%	0.55%	to	0.95%	4.61%		to	4.19%
2016	3,920	$4.53	to	$4.22	$17,077	0.68%	0.55%	to	0.95%	19.06%		to	18.58%
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)		to	(13.29%)
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
Temp Global Bond, Cl 2
2017	37,623	$0.98	to	$0.92	$36,206	—	0.55%	to	1.90%	1.37%		to	0.02%
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%		to	1.00%
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(5)	to	(2.86	%)(5)
Third Ave Val
2017	4,361	$4.07	to	$3.79	$17,074	0.83%	0.55%	to	0.95%	12.97%		to	12.52%
2016	5,019	$3.61	to	$3.37	$17,443	0.81%	0.55%	to	0.95%	11.61%		to	11.16%
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)		to	(9.75%)
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
VanEck VIP Global Gold, Cl S
2017	14,742	$0.88	to	$0.83	$12,758	4.45%	0.55%	to	1.90%	11.02%		to	9.53%
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%		to	45.16%
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(5)	to	(23.84	%)(5)
VP Aggr, Cl 2
2017	645,382	$1.90	to	$1.48	$1,188,161	—	0.55%	to	1.90%	18.26%		to	16.68%
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%		to	3.92%
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
VP Aggr, Cl 4
2017	438,155	$1.90	to	$1.77	$810,257	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
VP Conserv, Cl 2
2017	364,115	$1.33	to	$1.11	$466,977	—	0.55%	to	1.90%	6.83%		to	5.40%
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%		to	1.49%
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
VP Conserv, Cl 4
2017	438,966	$1.33	to	$1.24	$565,866	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
VP Man Risk, Cl 2
2017	16,502	$1.04	to	$1.03	$17,080	—	0.55%	to	1.90%	3.53	%(10)	to	3.14	%(10)
VP Man Risk US, Cl 2
2017	10,227	$1.04	to	$1.04	$10,666	—	0.55%	to	1.90%	4.33	%(10)	to	3.94	%(10)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv, Cl 2
2017	371,569	$1.12	to	$1.07	$412,801	—	0.55%	to	1.90%	7.30%		to	5.86%
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(7)	to	(0.29	%)(5)
VP Man Vol Conserv Gro, Cl 2
2017	1,090,668	$1.17	to	$1.13	$1,283,320	—	0.55%	to	1.90%	10.58%		to	9.11%
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(7)	to	2.86	%(5)
VP Man Vol Gro, Cl 2
2017	7,241,065	$1.24	to	$1.27	$9,417,648	—	0.55%	to	1.90%	16.84%		to	15.28%
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%		to	1.42%
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(7)	to	9.45	%(5)
VP Man Vol Mod Gro, Cl 2
2017	10,233,494	$1.21	to	$1.27	$13,380,654	—	0.55%	to	1.90%	13.72%		to	12.20%
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%		to	1.47%
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(7)	to	12.05%
VP Mod, Cl 2
2017	4,525,857	$1.62	to	$1.29	$7,073,183	—	0.55%	to	1.90%	12.60%		to	11.10%
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%		to	2.67%
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)		to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
VP Mod, Cl 4
2017	5,535,497	$1.62	to	$1.51	$8,698,841	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
VP Mod Aggr, Cl 2
2017	2,232,170	$1.76	to	$1.38	$3,799,415	—	0.55%	to	1.90%	15.51%		to	13.97%
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%		to	3.29%
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)		to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
VP Mod Aggr, Cl 4
2017	1,694,432	$1.76	to	$1.64	$2,900,251	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
VP Mod Conserv, Cl 2
2017	951,569	$1.46	to	$1.19	$1,344,016	—	0.55%	to	1.90%	9.41%		to	7.94%
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%		to	2.01%
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)		to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
VP Mod Conserv, Cl 4
2017	1,166,069	$1.47	to	$1.37	$1,656,917	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%

116	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Val, Cl 3
2017	26,821	$3.64	to	$1.92	$83,615	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
VP US Flex Conserv Gro, Cl 2(11)
2017	69,286	$1.04	to	$1.10	$77,087	—	0.55%	to	1.90%	3.43	%(10)	to	9.62%
VP US Flex Gro, Cl 2(11)
2017	782,503	$1.06	to	$1.20	$948,181	—	0.55%	to	1.90%	6.17	%(10)	to	16.23%
VP US Flex Mod Gro, Cl 2(11)
2017	581,575	$1.05	to	$1.15	$675,916	—	0.55%	to	1.90%	4.93	%(10)	to	13.02%
Wanger Intl
2017	68,564	$4.09	to	$1.99	$224,311	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
Wanger USA
2017	73,900	$4.42	to	$2.25	$269,824	—	0.55%	to	1.45%	18.93%		to	17.86%
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
WF VT Index Asset Alloc, Cl 2
2017	11,067	$2.53	to	$2.40	$27,343	0.74%	0.55%	to	1.20%	11.64%		to	10.91%
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%		to	6.39%
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
WF VT Intl Eq, Cl 2
2017	23,601	$2.00	to	$1.31	$40,675	2.82%	0.55%	to	1.45%	23.66%		to	22.55%
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%		to	1.81%
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
WF VT Sm Cap Gro, Cl 2
2017	25,824	$2.90	to	$1.64	$69,947	—	0.55%	to	1.90%	25.17%		to	23.50%
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%		to	5.73%
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
WA Var Global Hi Yd Bond, Cl II
2017	9,079	$1.15	to	$1.08	$10,224	5.77%	0.55%	to	1.90%	7.83%		to	6.39%
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%		to	13.20%
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(5)	to	0.13	%(5)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT	117

reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on April 29, 2013.
(6)	New subaccount operations commenced on April 30, 2013.
(7)	New subaccount operations commenced on Nov. 18, 2013.
(8)	New subaccount operations commenced on June 30, 2014.
(9)	New subaccount operations commenced on April 29, 2016.
(10)	New subaccount operations commenced on Sept. 18, 2017.
(11)	Effective Sept. 18, 2017, the Fund option became available under RAVA Band 3.

118	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2017 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterHouseCoopers LLP

Minneapolis, Minnesota

February 22, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2017, $20,764; 2016, $21,464)	$22,155	$22,682
Common stocks, at fair value (cost: 2017, $1; 2016, $4)	—	10
Mortgage loans, at amortized cost (less allowance for loan losses: 2017, $16; 2016, $19)	2,619	2,874
Policy loans	845	830
Other investments	900	998
Total investments	26,519	27,394
Cash and cash equivalents	1,062	323
Reinsurance recoverables	2,876	2,623
Other receivables	207	262
Accrued investment income	219	237
Deferred acquisition costs	2,639	2,611
Other assets	4,358	4,305
Separate account assets	82,560	76,298
Total assets	$120,440	$114,053

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,178	$29,514
Short-term borrowings	200	200
Other liabilities	4,674	4,253
Separate account liabilities	82,560	76,298
Total liabilities	116,612	110,265
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	903	862
Accumulated other comprehensive income, net of tax	456	457
Total shareholder’s equity	3,828	3,788
Total liabilities and shareholder’s equity	$120,440	$114,053

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$410	$417	$406
Net investment income	1,011	1,128	1,218
Policy and contract charges	1,927	1,984	1,880
Other revenues	416	406	422
Net realized investment gains (losses)	40	26	4
Total revenues	3,804	3,961	3,930

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,239	1,611	1,213
Interest credited to fixed accounts	656	623	668
Amortization of deferred acquisition costs	207	334	273
Other insurance and operating expenses	701	683	736
Total benefits and expenses	2,803	3,251	2,890
Pretax income (loss)	1,001	710	1,040
Income tax provision (benefit)	260	24	145
Net income	$741	$686	$895

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(8)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	1
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(7)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2017	2016	2015

Net income	$741	$686	$895
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(3)	58	(338)
Net unrealized gains (losses) on derivatives	3	4	4
Other	(1)	—	—
Total other comprehensive income (loss), net of tax	(1)	62	(334)
Total comprehensive income	$740	$748	$561

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$3	$2,464	$1,081	$729	$4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive income (loss), net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)
Balances at December 31, 2017	$3	$2,466	$903	$456	$3,828

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$741	$686	$895
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	48	40	18
Deferred income tax (benefit) expense	101	5	(91)
Contractholder and policyholder charges, non-cash	(359)	(348)	(334)
Loss from equity method investments	108	53	18
Net realized investment (gains) losses	(40)	(30)	(13)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	4	9
Changes in operating assets and liabilities:
Deferred acquisition costs	(35)	55	(2)
Policyholder account balances, future policy benefits and claims, net	(121)	338	703
Derivatives, net of collateral	504	93	69
Reinsurance recoverables	(266)	(212)	(132)
Other receivables	42	(12)	(9)
Accrued investment income	18	7	11
Other, net	(33)	188	408
Net cash provided by (used in) operating activities	708	867	1,550

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	234	297	158
Maturities, sinking fund payments and calls	2,491	2,318	2,589
Purchases	(2,034)	(3,174)	(2,279)
Proceeds from sales, maturities and repayments of mortgage loans	690	783	618
Funding of mortgage loans	(439)	(433)	(523)
Proceeds from sales and collections of other investments	156	156	115
Purchase of other investments	(201)	(164)	(158)
Purchase of land, buildings, equipment and software	(9)	(9)	(11)
Change in policy loans, net	(15)	(7)	(18)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	(4)	83	4
Net cash provided by (used in) investing activities	869	(150)	495

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,059	2,086	2,061
Net transfers from (to) separate accounts	(157)	127	(171)
Surrenders and other benefits	(1,893)	(1,932)	(2,714)
Change in short-term borrowings, net	—	(1)	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	20	22	6
Payments on line of credit with Ameriprise Financial, Inc.	(20)	(22)	(6)
Cash received for purchased options with deferred premiums	116	276	16
Cash paid for purchased options with deferred premiums	(263)	(320)	(373)
Cash dividends to Ameriprise Financial, Inc.	(700)	(1,000)	(800)
Net cash provided by (used in) financing activities	(838)	(764)	(1,982)
Net increase (decrease) in cash and cash equivalents	739	(47)	63
Cash and cash equivalents at beginning of period	323	370	307
Cash and cash equivalents at end of period	$1,062	$323	$370

Supplemental Disclosures:
Income taxes paid (received), net	$250	$(120)	$(57)
Interest paid on borrowings	2	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	9	108	45

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its

RiverSource Life Insurance Company

amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses and, as of December 31, 2016, residential mortgage loans.

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

As of December 31, 2017 and 2016, land, buildings, equipment and software were $142 million and $148 million, respectively, net of accumulated depreciation of $159 million and $144 million, respectively. Depreciation and amortization expense for the years ended December 31, 2017, 2016 and 2015 was $15 million, $14 million and $15 million, respectively.

RiverSource Life Insurance Company

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Company

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Company

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 19 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL

RiverSource Life Insurance Company

insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.   RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its consolidated financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the

RiverSource Life Insurance Company

credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the consolidated financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $408 million and $482 million as of December 31, 2017 and 2016, respectively. The Company had a $97 million and $135 million liability recorded as of December 31, 2017 and 2016, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as

RiverSource Life Insurance Company

Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

Description of Securities (in millions)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agency obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of 1.6 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $711 million and $428 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 84% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $906 million and $944 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,259	$6,303	28%	$5,671	$5,728	25%
AA	1,090	1,285	6	1,013	1,177	5
A	3,443	3,902	18	3,767	4,167	19
BBB	8,796	9,465	43	9,584	10,190	45
Below investment grade	1,176	1,200	5	1,429	1,420	6
Total fixed maturities	$20,764	$22,155	100%	$21,464	$22,682	100%

As of December 31, 2017 and 2016, approximately 35% and 40%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$21	$33	$33
Reductions for securities sold during the period (realized)	(21)	(12)	—
Ending balance	$—	$21	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Gross realized investment gains	$48	$29	$30
Gross realized investment losses	(4)	(12)	(17)
Other-than-temporary impairments	—	—	(7)
Total	$44	$17	$6

Other-than-temporary impairments for the year ended December 31, 2015 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,288	$1,305
Due after one year through five years	5,481	5,685
Due after five years through 10 years	3,039	3,154
Due after 10 years	3,723	4,703
	13,531	14,847
Residential mortgage backed securities	2,979	3,011
Commercial mortgage backed securities	3,554	3,569
Asset backed securities	700	728
Common stocks	1	—
Total	$20,765	$22,155

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$947	$997	$1,034
Mortgage loans	137	149	177
Other investments	(48)	8	33
	1,036	1,154	1,244
Less: investment expenses	25	26	26
Total	$1,011	$1,128	$1,218

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$44	$17	$6
Mortgage loans	(4)	10	—
Other investments	—	(1)	(2)
Total	$40	$26	$4

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$25	$25	$28
Charge-offs	(3)	(3)	(4)
Provisions	—	3	1
Ending balance	$22	$25	$25

Individually evaluated for impairment	$—	$2	$4
Collectively evaluated for impairment	22	23	21

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2017	2016
Individually evaluated for impairment	$17	$10
Collectively evaluated for impairment	3,015	3,275
Total	$3,032	$3,285

As of December 31, 2017 and 2016, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $17 million and $5 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company purchased $156 million, $73 million and $106 million, respectively, and sold $259 million, $250 million and $15 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans. The loans sold during 2015 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $5 million and $2 million as of December 31, 2017 and 2016, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2017 and 2016. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
South Atlantic	$735	$753	28%	29%
Pacific	771	722	29	28
Mountain	242	234	9	9
West North Central	223	212	8	8
East North Central	209	195	8	8
Middle Atlantic	179	191	7	7
West South Central	125	122	5	5
New England	67	84	3	3
East South Central	84	80	3	3

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Retail	$893	$916	34%	35%
Office	470	473	18	18
Apartments	536	483	20	19
Industrial	451	430	17	17
Mixed use	38	42	1	2
Hotel	39	41	2	1
Other	208	208	8	8

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

Residential Mortgage Loans

The recorded investment in residential mortgage loans as of December 31, 2017 and 2016 was nil and $300 million, respectively. During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

As of December 31, 2016, approximately 2% of residential mortgage loans had FICO scores below 640. As of December 31, 2016, none of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans was in California which represented 52% of the portfolio as of December 31, 2016. Colorado and Washington represented 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represented more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2017 and 2016 was $397 million and $392 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2017 and 2016 were $5 million and $1 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2017 and 2016. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2017, 2016 and 2015. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in the write-off of DAC, which was included in the impact of unlocking. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in millions)	2017	2016		2015
Balance at January 1	$2,611	$2,693		$2,581
Capitalization of acquisition costs	242	279	(1)	275
Amortization, excluding the impact of valuation assumptions review	(219)	(253)		(267)
Amortization, impact of valuation assumptions review	12	(81	)(2)	(6)
Impact of change in net unrealized securities (gains) losses	(7)	(27)		110
Balance at December 31	$2,639	$2,611		$2,693

RiverSource Life Insurance Company

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2017	2016	2015
Balance at January 1	$301	$334	$361
Capitalization of sales inducement costs	4	5	4
Amortization, excluding the impact of valuation assumptions review	(37)	(42)	(52)
Amortization, impact of valuation assumptions review	(1)	4	1
Impact of change in net unrealized securities (gains) losses	6	—	20
Balance at December 31	$273	$301	$334

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $195.9 billion and $196.5 billion, respectively, of which $142.4 billion as of both December 31, 2017 and 2016 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Direct premiums	$637	$642	$629
Reinsurance ceded	(227)	(225)	(223)
Net premiums	$410	$417	$406

Policy and contract charges are presented on the Consolidated Statements of Income net of $114 million, $110 million and $107 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $298 million, $318 million and $287 million for the years ended December 31, 2017, 2016 and 2015, respectively.

RiverSource Life Insurance Company

Reinsurance recoverables include approximately $2.3 billion and $2.0 billion related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively. Policyholder account balances, future policy benefits and claims include $509 million and $529 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2017		2016
Policyholder account balances
Fixed annuities(1)	$9,934		$10,588
Variable annuity fixed sub-accounts	5,166		5,211
VUL/UL insurance	3,047		3,007
IUL insurance	1,384		1,054
Other life insurance	720		758
Total policyholder account balances	20,251		20,618
Future policy benefits
Variable annuity GMWB	463		1,017
Variable annuity GMAB	(80	)(2)	(24	)(2)
Other annuity liabilities	78		66
Fixed annuity life contingent liabilities	1,484		1,497
Life and DI insurance	1,221		1,204
LTC insurance	4,896		4,352
VUL/UL and other life insurance additional liabilities	688		588
Total future policy benefits	8,750		8,700
Policy claims and other policyholders’ funds	177		196
Total policyholder account balances, future policy benefits and claims	$29,178		$29,514

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.09%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIA in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

In November 2017, the Company began offering a fixed index annuity product which is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

RiverSource Life Insurance Company

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 6% to 6.4% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2017	2016
Variable annuity	$75,174	$69,606
VUL insurance	7,352	6,659
Other insurance	34	33
Total	$82,560	$76,298

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$61,418	$59,461	$9	66	$56,143	$54,145	$208		65
Five/six-year reset	8,870	6,149	12	66	8,878	6,170	22		66
One-year ratchet	6,548	6,187	11	69	6,426	6,050	110		68
Five-year ratchet	1,563	1,506	1	65	1,542	1,483	7		64
Other	1,099	1,075	50	72	965	942	86		71
Total — GMDB	$79,498	$74,378	$83	66	$73,954	$68,790	$433		65
GGU death benefit	$1,118	$1,067	$133	70	$1,047	$996	$108		68
GMIB	$233	$216	$7	69	$245	$227	$13		68
GMWB:
GMWB	$2,508	$2,500	$1	71	$2,650	$2,642	$2		70
GMWB for life	44,375	44,259	129	67	39,436	39,282	289	(2)	66
Total — GMWB	$46,883	$46,759	$130	67	$42,086	$41,924	$291		66
GMAB	$3,086	$3,083	$—	59	$3,484	$3,476	$21		59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,460	65	$6,376	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB &GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$9	$7	$693	$(41)	$263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	$17	$6	$463	$(80)	$489

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2017	2016
Mutual funds:
Equity	$46,038	$40,622
Bond	23,529	23,142
Other	5,109	5,326
Total mutual funds	$74,676	$69,090

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2017 and 2016, the Company has pledged $43 million and $33 million, respectively, of agency residential mortgage backed securities and $8 million and $19 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month and less than three months as of December 31, 2017 and 2016, respectively. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2017 and 2016 was 1.4% and 0.9%, respectively.
RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $750 million and $771 million as of December 31, 2017 and 2016, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months as of both December 31, 2017 and 2016. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2017 and 2016 was 1.5% and 0.8%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at net asset value (“NAV”)				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(3)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

RiverSource Life Insurance Company

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agency obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	43	1,487	—	1,530
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Total other assets	43	3,303	—	3,346
Separate account assets at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(5)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,987	—	1,989
Foreign exchange derivative contracts	2	45	—	47
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(498) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(2)	(977	)(3)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(2)	$(946	)(3)	$(859)

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(3)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(3)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(2)	(511	)(3)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(2)	$(448	)(3)	$(435)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income (loss)	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total (gains) losses included in:
Net income	27	(2)	105	(3)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2015	$27	(2)	$127	(3)	$154

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(71) million, $98 million and $74 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

RiverSource Life Insurance Company

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

RiverSource Life Insurance Company

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). During the year ended December 31, 2017, the Company recognized $64 million of impairments on its investment in affordable housing partnerships primarily due to the enactment of the Tax Act. The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $166 million as of December 31, 2017 and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)
	December 31, 2016
	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities at NAV	341				341	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to the valuation of commercial mortgage loans, these measurements are classified as Level 3.

The fair value of residential mortgage loans as of December 31, 2016 is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions. Given the significant unobservable inputs to the valuation of residential mortgage loans as of December 31, 2016, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Company

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $322 million, $313 million and $311 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $167 million, $158 million and $162 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $42 million, $40 million and $41 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $390 million, $400 million and $437 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Cash dividends paid to Ameriprise Financial	$700	$1,000	$800
Cash dividends received from RiverSource Life of NY	50	50	25
Cash dividend received from RTA	20	15	—
Cash dividend received from RiverSource REO 1, LLC (1)	—	31	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

RiverSource Life Insurance Company

On February 20, 2018, the Company’s board of directors declared a cash dividend of $200 million to Ameriprise Financial, payable on or before March 22, 2018, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $105 million and $168 million as of December 31, 2017 and 2016, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2018, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. There was no immediate impact to statutory surplus at the effective date for the permitted statutory accounting practice. As of December 31, 2017, application of this permitted practice resulted in a decrease to RiverSource Life Insurance Company’s statutory surplus of approximately $3 million.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(306) million and $275 million as of December 31, 2017 and 2016, respectively.

In addition, dividends whose fair market value, together with that of other dividends made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $2.4 billion and $3.0 billion as of December 31, 2017 and 2016, respectively.

Statutory net gain from operations and net income (loss) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Statutory net gain from operations	$958	$834	$1,033
Statutory net income (loss)	222	322	633

Government debt securities of $4 million as of both December 31, 2017 and 2016 were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

RiverSource Life Insurance Company

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$64,790	$1,081	$415	$71,019	$1,735	$965
Equity contracts	56,649	2,367	2,671	60,419	1,530	1,989
Credit contracts	715	—	2	1,039	1	—
Foreign exchange contracts	3,996	35	23	4,494	80	47
Other contracts	450	—	—	240	—	—
Total non-designated hedges	126,600	3,483	3,111	137,211	3,346	3,001
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(49)	N/A	—	614
IUL	N/A	—	601	N/A	—	464
Indexed annuities	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	557	N/A	—	1,083
Total derivatives	$126,600	$3,483	$3,668	$137,211	$3,346	$4,084

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of $89 million and $235 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $89 million and $118 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had sold, pledged, or rehypothecated nil and $19 million, respectively, of these securities. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$232
Equity contracts	(10)	(308)
Credit contracts	—	(1)
Foreign exchange contracts	—	13
Other contracts	—	(1)
GMWB and GMAB embedded derivatives	—	(372)
IUL embedded derivatives	(8)	—
Indexed annuity embedded derivatives	1	—
Total gain (loss)	$(17)	$(437)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2017:

(in millions)	Premiums Payable	Premiums Receivable
2018	$213	$129
2019	276	170
2020	198	98
2021	168	107
2022	231	147
2023-2026	472	59
Total	$1,558	$710

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2017, the Company held no derivatives that were designated as cash flow hedges. As of December 31, 2017, the Company expects to reclassify $2 million of deferred losses on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2017 and 2016, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2017, 2016 and 2015, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is one year and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $299 million and $206 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $296 million and $198 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $3 million and $8 million, respectively.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$210	$(61)	$149
Reclassification of net securities (gains) losses included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized securities gains (losses)	(14)	11	(3)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	5	(2)	3
Net unrealized derivatives gains (losses)	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$350	$(124)	$226
Reclassification of net securities (gains) losses included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains (losses)	91	(33)	58
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

	Years Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities (gains) losses included in net income(2)	(6)	2	(4)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities gains (losses)	(523)	185	(338)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$(517)	$183	$(334)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Other	Total
Balance, January 1, 2015	$741	$(12)	$—	$729
OCI before reclassifications	(334)	—	—	(334)
Amounts reclassified from AOCI	(4)	4	—	—
Total OCI	(338)	4	—	(334)
Balance, December 31, 2015	403 (1)	(8)	—	395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	$458 (1)	$(1)	$(1)	$456

(1)

Includes nil, nil and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2017, 2016 and 2015, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Current income tax
Federal	$158	$18	$234
State	1	1	2
Total current income tax	159	19	236
Deferred income tax
Federal	103	6	(91)
State	(2)	(1)	—
Total deferred income tax	101	5	(91)
Total income tax provision	$260	$24	$145

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes an expense of $140 million due to the enactment of the Tax Act. The $140 million expense includes a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Impact of Tax Act	14.0	—	—
Dividend received deduction	(12.9)	(17.1)	(14.0)
Low income housing tax credits	(7.4)	(9.4)	(6.1)
Foreign tax credit, net of addback	(2.7)	(3.8)	—
Taxes applicable to prior years	—	(2.0)	—
Other, net	—	0.7	(0.9)
Income tax provision	26.0%	3.4%	14.0%

RiverSource Life Insurance Company

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing tax credits.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $140 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s expense related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $136 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$599	$1,144
Investment related	251	236
Other	29	13
Gross deferred income tax assets	879	1,393
Less: valuation allowance	11	8
Total deferred income tax assets	868	1,385
Deferred income tax liabilities
Deferred acquisition costs	431	695
Net unrealized gains on Available-for-Sale securities	150	251
Deferred sales inducement costs	62	113
Depreciation	13	23
Other	1	—
Gross deferred income tax liabilities	657	1,082
Net deferred income tax assets	$211	$303

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2018. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2017	2016	2015
Balance at January 1	$59	$95	$160
Additions based on tax positions related to the current year	5	6	11
Additions for tax positions of prior years	—	31	29
Reductions for tax positions of prior years	(50)	(68)	(105)
Settlements	—	(5)	—
Balance at December 31	$14	$59	$95

If recognized, approximately $5 million, $6 million and $9 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $9 million to $10 million in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $1 million, a net decrease of $39 million, and a net increase of $1 million in interest and penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $1 million and $2 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2017, the Company received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 through 2015. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2017	2016
Commercial mortgage loans	$31	$68
Residential mortgage loans	—	185
Affordable housing and other real estate partnerships	123	177
Total funding commitments	$154	$430

The decrease in residential mortgage loan funding commitments as of December 31, 2017 compared to the prior year is primarily due to the sale of loans. See Note 6 for additional information.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2017 and 2016, the estimated liability was $14 million and $16 million, respectively, and the related premium tax asset was $12 million and $14 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2018 RiverSource Life Insurance Company. All rights reserved.

S-6477 CD (4/18)